                         COMMONFUND INSTITUTIONAL FUNDS
                      SEMI-ANNUAL REPORT OCTOBER 31, 2001

                                                                      commonfund

The Commonfund Difference


                                   [GRAPHIC]


                                     FOCUS
                                   LEADERSHIP
                                   INNOVATION
                                   COMMITMENT

                         COMMONFUND INSTITUTIONAL FUNDS
                               15 Old Danbury Road
                                  P.O. Box 812
                              Wilton, CT 06897-0812
                                Tel 888-TCF-MAIN
                                Tel 203-563-5000
                               www.commonfund.org

                             LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------
December 10, 2001

COMMONFUND INSTITUTIONAL FUNDS

To Our Valued Shareholders:

I am pleased to send you this report covering the investment performance results for our eight registered funds for the quarter and six month periods ended October 31, 2001:

EQUITY FUNDS                                               QUARTER     SIX MONTHS
----------------------------------------------------------------------------------
CIF Core Equity Fund                                       -11.41%      -13.68%
S&P 500 Index                                              -12.17%      -14.58%
----------------------------------------------------------------------------------
CIF Small Cap Growth Fund                                  -14.70%      -16.65%
Russell 2000 Growth Index                                  -13.82%      -17.14%
----------------------------------------------------------------------------------
CIF Small Cap Value Fund                                    -9.92%       -6.66%
Russell 2000 Value Index                                    -9.04%       -5.12%
----------------------------------------------------------------------------------
CIF International Equity Fund                              -10.21%      -17.84%
MSCI EAFE Index                                            -10.16%      -18.39%

FIXED INCOME FUNDS                                           QUARTER    SIX MONTHS
----------------------------------------------------------------------------------
CIF Core Plus Bond Fund                                       4.49%        7.64%
Lehman Aggregate Bond Index                                   4.46%        7.85%
----------------------------------------------------------------------------------
CIF Inflation-Indexed Bond Fund                               3.37%        5.99%
Lehman U.S. TIPS Index                                        3.11%        5.94%
----------------------------------------------------------------------------------
CIF Low Duration Bond Fund                                    2.35%        4.62%
Merrill Lynch 1-3 Year Treasury Index                         3.20%        5.30%
----------------------------------------------------------------------------------
CIF Short Duration Fund                                       1.30%        2.49%
Merrill Lynch 3-Month U.S. Treasury Bill Index                1.02%        2.05%

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS.

Performance results for all funds in both periods are reflective of the tremendous volatility that has occurred in the fixed income and equity markets around the world. During this period, a global recession was underway, the Fed has dramatically lowered interest rates, and the 9/11 terrorist attacks occurred.

This has not been the best of times to launch our new registered investment funds to serve all nonprofit organizations. However, we have been able to serve new clients and their investment assets now stand at $280 million at October 31, 2001.

I want to thank you for your continuing support and we look forward to developing our "partner" relationship with you.

Sincerely,

/s/ Robert L. Bovinette

Robert L. Bovinette
President

COMMONFUND INSTITUTIONAL FUNDS

                                TABLE OF CONTENTS

SCHEDULES OF INVESTMENTS
         CIF Core Equity Fund                                                 3
         CIF Small Cap Growth Fund                                            11
         CIF Small Cap Value Fund                                             18
         CIF International Equity Fund                                        26
         CIF Core Plus Bond Fund                                              38
         CIF Inflation-Indexed Bond Fund                                      48
         CIF Low Duration Bond Fund                                           49
         CIF Short Duration Fund                                              52

STATEMENTS OF ASSETS AND LIABILITIES                                          58

STATEMENTS OF OPERATIONS                                                      60

STATEMENTS OF CHANGES IN NET ASSETS                                           62

FINANCIAL HIGHLIGHTS                                                          66

NOTES TO FINANCIAL STATEMENTS                                                 70

INVESTMENT MANAGERS LIST                                                      76

                         COMMONFUND INSTITUTIONAL FUNDS
                              CIF CORE EQUITY FUND
              SCHEDULE OF INVESTMENTS OCTOBER 31, 2001 (UNAUDITED)

PAR VALUE OR SHARES        DESCRIPTION                                       VALUE
-----------------------------------------------------------------------------------
COMMON STOCK 94.79%

                     BASIC INDUSTRIES 1.95%
          6,000      ALCOA INC                                          $   193,620
          5,200      BOISE CASCADE CORP                                     148,512
          3,900      BOWATER INC                                            174,408
         20,600      E I DU PONT DE NEMOURS & CO                            823,794
            900      EASTMAN CHEMICAL CO                                     30,879
          2,000      FREEPORT MCMORAN COPPER CL B*                           22,200
          5,200      GEORGIA PACIFIC TIMBER GROUP                           144,352
          1,000      INCO LTD*                                               13,640
            800      JACOBS ENGINEERING GROUP INC*                           52,432
          3,800      LOUISIANA PAC CORP                                      27,360
          3,400      MEAD CORP                                               91,256
            500      MINNESOTA MINING & MANUFACTURING CO                     52,190
          3,500      POTLATCH CORP                                           87,675
            800      SEALED AIR CORP*                                        32,032
          1,300      SIGMA ALDRICH CORP                                      48,776
          2,000      TEMPLE INLAND INC                                       99,980
          2,000      WESTVACO CORP                                           49,100
                                                                        -----------
                     TOTAL BASIC INDUSTRIES                               2,092,206

                     CAPITAL GOODS 10.86%
          1,300      ALTERA CORP*                                            26,260
          6,600      AMERICAN STD COS INC*                                  382,140
          6,000      BOEING CO                                              195,600
            900      COOPER INDUSTRIES INC                                   34,830
          1,200      DANAHER CORP                                            66,888
          8,400      DEERE & CO                                             310,716
          4,100      DOVER CORP                                             135,095
          6,700      EMBRAER AIRCRAFT CORP                                  114,972
            800      EMERSON ELECTRIC CO                                     39,216
          2,800      ENERGIZER HLDGS INC*                                    46,172
         18,572      GENERAL DYNAMICS CORP                                1,515,475
        105,300      GENERAL ELECTRIC CO                                  3,833,973
          1,700      GLOBAL POWER EQUIPMENT GROUP INC*                       25,483
          9,900      HONEYWELL INTERNATIONAL INC                            292,545
          1,600      JOHNSON CONTROLS INC                                   115,712
          1,052      KADANT INC*                                             13,676
         16,600      KONINKLIJKE PHILIPS ELECTRS NV SPON ADR
                     (NETHERLANDS)                                          374,330
         19,498      LOCKHEED MARTIN CORP                                   950,917
          4,300      MILLIPORE CORP                                         224,890
          2,200      NAVISTAR INTL CORP                                      66,000
            900      NORTHROP GRUMMAN CORP                                   89,955
          1,000      PACKAGING CORP OF AMERICA*                              17,700
         10,100      ROCKWELL COLLINS                                       136,350
            800      SPX CORP*                                               79,680
          7,200      TEXTRON INC                                            227,880
         19,300      THERMO ELECTRON CORP*                                  408,002
          3,400      TRW INC                                                114,886
         36,804      TYCO INTERNATIONAL LTD                               1,808,549
                                                                        -----------
                     TOTAL CAPITAL GOODS                                 11,647,892

                     CONSUMER DURABLES 1.17%
          5,600      BLACK & DECKER CORP                                    185,304
         14,900      FORD MOTOR CO                                          239,145

              See Accompanying Notes to these Financial Statements.

PAR VALUE OR SHARES        DESCRIPTION                                       VALUE
-----------------------------------------------------------------------------------
         21,300      GENERAL MOTORS CORP CL H*                          $   292,875
          3,500      LENNAR CORP                                            126,910
          1,000      LEXMARK INTL GROUP INC CL A*                            44,750
          4,800      LOWES CO INC                                           163,680
            900      PENTAIR INC                                             28,575
          3,000      WHIRLPOOL CORP                                         177,060
                                                                        -----------
                     TOTAL CONSUMER DURABLES                              1,258,299

                     CONSUMER NON-DURABLES 8.65%
         15,768      ANHEUSER BUSCH COS INC                                 656,895
         16,100      ARCHER DANIELS MIDLAND CO                              224,273
          3,300      AVON PRODUCTS INC                                      154,539
          3,000      BALL CORP                                              184,620
          3,300      CAMPBELL SOUP CO                                        93,192
          6,700      CLOROX CO                                              239,190
          2,100      COACH INC*                                              58,590
         18,800      COCA COLA CO                                           900,144
          6,100      COCA COLA ENTERPRISES INC                              111,935
          6,800      COLGATE PALMOLIVE CO                                   391,136
          3,338      COORS ADOLPH CO CL B                                   166,065
          3,200      GILLETTE CO                                             99,488
          8,500      H J HEINZ CO                                           360,740
          5,800      INTL GAME TECHNOLOGY*                                  296,090
          1,600      KELLOGG CO                                              48,800
          1,100      KIMBERLY CLARK CORP                                     61,061
          1,800      LIZ CLAIBORNE INC                                       81,900
         13,700      MATTEL INC*                                            259,341
         10,700      MONSANTO CO                                            334,910
            300      NIKE INC CL B                                           14,808
         37,103      PEPSICO INC                                          1,807,287
         13,100      PHILIP MORRIS COS INC                                  613,080
          8,400      PROCTER & GAMBLE CO                                    619,752
          1,300      RALSTON PURINA CO                                       42,627
         36,900      SARA LEE CORP                                          822,501
          7,600      SHERWIN WILLIAMS CO                                    185,136
          4,626      UNILEVER NV (NEW YORK SHARES)                          240,459
          5,300      UST INC                                                178,133
          1,700      VIAD CORP                                               33,150
                                                                        -----------
                     TOTAL CONSUMER NON-DURABLES                          9,279,842

                     CONSUMER SERVICES 13.52%
         22,900      ACCENTURE LTD*                                         402,353
         28,050      AOL TIME WARNER INC*                                   875,441
         17,300      AT&T CORP                                              263,825
          1,700      BEST BUY CO INC*                                        93,330
          1,000      BLOCKBUSTER INC                                         25,080
          3,900      BRUNSWICK CORP                                          69,771
         22,100      CENDANT CORP*                                          286,416
          5,000      CERTEGY INC*                                           142,500
            700      CLEAR CHANNEL COMMUNICATIONS INC*                       26,684
         23,280      COSTCO WHSL CORP*                                      880,682
         10,500      DARDEN RESTAURANTS INC                                 336,210
          3,600      DILLARDS INC CL A                                       46,620
         10,800      DUN & BRADSTREET CORP*                                 337,608
          3,300      FEDERATED DEPT STORES INC*                             105,567
          6,400      FORTUNE BRANDS INC                                     235,840

              See Accompanying Notes to these Financial Statements.

PAR VALUE OR SHARES        DESCRIPTION                                       VALUE
-----------------------------------------------------------------------------------
         12,000      FOUR SEASONS HOTELS INC                            $   458,880
          2,100      HARLEY DAVIDSON INC                                     95,046
          5,200      HARRAHS ENTMT INC*                                     151,476
         41,043      HOME DEPOT INC                                       1,569,074
          8,800      JC PENNEY CO INC                                       191,136
            700      KNIGHT RIDDER INC                                       39,375
          1,400      KOHL'S CORP*                                            77,854
         39,400      KPMG CONSULTING LLP*                                   485,408
          3,300      KROGER CO*                                              80,718
          2,100      LIBERTY MEDIA CORP CL A*                                24,549
         12,600      MANDALAY RESORT GROUP*                                 207,900
          1,300      MAY DEPT STORES CO                                      40,885
         22,800      MCDONALDS CORP                                         594,396
          5,236      MGM GRAND INC*                                         116,763
          4,000      NEW YORK TIMES CO CL A                                 165,000
          4,300      OFFICE DEPOT INC*                                       58,480
          3,884      OMNICOM GROUP INC                                      298,214
          3,200      PANAMSAT CORP*                                          67,776
         17,000      PARK PLACE ENTMT CORP*                                 121,720
          6,000      PITNEY BOWES INC                                       219,960
          2,900      RADIO SHACK CORP                                        72,471
          3,200      READERS DIGEST ASSN INC CL A                            56,640
         19,100      RITE AID CORP*                                         105,432
            500      ROBERT HALF INTL INC*                                   10,315
            700      SAFEWAY PLC*                                            29,155
          1,800      SAKS INC*                                               12,240
          6,200      SEARS ROEBUCK & CO                                     240,374
          2,300      SPRINT FON GROUP                                        46,000
          2,500      STAPLES INC*                                            36,450
          8,042      STARBUCKS CORP*                                        137,679
         23,385      TIFFANY & CO                                           546,975
          9,600      TJX COS INC                                            324,480
         11,400      TRIBUNE CO                                             344,280
          7,300      TRICON GLOBAL RESTAURANTS INC*                         369,307
          1,800      ULTRAMAR DIAMOND SHAMROCK CORP                          90,090
         11,700      VIACOM INC*                                            427,167
         31,700      WAL MART STORES INC                                  1,629,380
          1,200      WALGREEN CO                                             38,856
         21,300      WALT DISNEY CO                                         395,967
          9,500      WASTE MGMT INC                                         232,750
          1,400      WESTWOOD ONE INC*                                       33,306
          4,000      WHOLE FOODS MARKET INC*                                139,000
                                                                        -----------
                     TOTAL CONSUMER SERVICES                             14,510,851

                     ENERGY 7.07%
            900      AES CORP*                                               12,465
          3,000      ANADARKO PETROLEUM CORP                                171,150
          1,900      BAKER HUGHES INC                                        68,077
         14,400      BURLINGTON RES INC                                     536,400
          5,549      CHEVRON TEXACO CORP                                    491,364
         15,700      CONOCO INC*                                            403,490
         16,100      CONSTELLATION ENERGY GROUP INC                         360,157
            662      DEVON ENERGY CORP                                       25,355
          3,400      DYNEGY INC CL A                                        122,060
         11,200      EL PASO CORP                                           549,472
          6,900      ENRON CORP                                              95,910

              See Accompanying Notes to these Financial Statements.

PAR VALUE OR SHARES        DESCRIPTION                                       VALUE
-----------------------------------------------------------------------------------
          1,500      EOG RES INC                                        $    53,055
         48,600      EXXON MOBIL CORP                                     1,917,270
          6,400      HALLIBURTON CO                                         158,016
          1,500      KERR MCGEE CORP                                         86,400
          7,800      OCCIDENTAL PETROLEUM CORP                              197,496
          6,700      PHILLIPS PETROLEUM CO                                  364,547
          8,900      ROYAL DUTCH PETROLEUM CO (NEW YORK SHARES)             449,539
          7,500      SCHLUMBERGER LTD                                       363,150
            900      SEMPRA ENERGY INC                                       21,060
          8,738      SMITH INTL INC*                                        413,307
          8,800      UNOCAL CORP                                            283,360
          3,300      USX MARATHON GROUP                                      91,047
            900      VALERO ENERGY CORP                                      33,840
         10,900      WILLIAMS COS INC                                       314,683
                                                                        -----------
                     TOTAL ENERGY                                         7,582,670

                     FINANCIAL SERVICES 18.66%
         15,000      ACE LTD (CAYMAN IS) (ORD SHS) ADR                      528,750
         12,500      AETNA INC*                                             345,500
          8,400      AFLAC INC                                              205,464
            200      AMBAC FINANCIAL GROUP INC                                9,600
         14,500      AMERICAN EXPRESS CO                                    426,735
         19,573      AMERICAN INTL GROUP INC                              1,538,438
          6,600      AMSOUTH BANCORP                                        114,114
         30,300      AON CORP                                             1,152,612
         13,400      BANK OF NEW YORK INC                                   455,734
          1,600      BANK ONE CORP                                           53,104
            100      BEAR STEARNS COS INC                                     5,400
            800      CAPITAL ONE FINL CORP                                   33,048
          5,400      CHARLES SCHWAB CORP                                     69,552
          6,500      CHARTER ONE FINANCIAL INC                              177,125
          2,900      CHUBB CORP                                             198,070
          5,700      CIGNA CORP                                             415,530
         51,432      CITIGROUP INC                                        2,341,185
          2,800      COMERICA INC                                           129,052
            900      COMMERCE BANCSHARES INC                                 32,643
         13,600      EQUIFAX INC                                            304,096
         14,122      FANNIE MAE                                           1,143,317
          6,100      FIRSTMERIT CORP                                        140,788
         17,600      FLEETBOSTON FINL CORP                                  578,336
          6,400      FRANKLIN RESOURCES INC                                 205,440
          4,600      FREDDIE MAC CORP                                       311,972
          8,500      HARTFORD FINL SVCS GROUP INC                           459,000
          1,500      HOUSEHOLD INTL INC                                      78,450
          1,200      INVESTMENT TECH GROUP*                                  77,292
          1,650      JEFFERSON PILOT CORP                                    68,228
         17,390      JP MORGAN CHASE & CO INC                               614,910
         12,450      LEHMAN BROTHERS HOLDINGS INC                           777,627
          8,700      LINCOLN NATL CORP                                      368,445
          6,100      MASSBANK CORP                                          207,705
          8,936      MBNA CORP                                              246,723
          8,600      MELLON FINL CORP                                       288,960
          3,400      MERRILL LYNCH & CO INC                                 148,614
         10,800      METRIS COS INC                                         175,068
          2,200      MGIC INVESTMENT CORP                                   113,828
          2,600      MORGAN STANLEY                                         127,192

              See Accompanying Notes to these Financial Statements.

PAR VALUE OR SHARES        DESCRIPTION                                       VALUE
-----------------------------------------------------------------------------------
            800      NATIONAL CITY CORP                                 $    21,120
          2,600      PAYCHEX INC                                             83,356
          2,000      PMI GROUP INC                                          110,900
            500      PNC FINANCIAL SERVICES GROUP INC                        27,450
          1,700      PRINCIPAL FINL GROUP*                                   38,250
          1,500      PROGRESSIVE CORP                                       208,065
          9,700      SABRE GROUP HLDGS INC CL A*                            255,110
            900      STILLWELL FINANCIAL INC                                 18,099
          1,000      SUNTRUST BANKS INC                                      59,860
          2,700      T ROWE PRICE GROUP INC                                  74,952
         25,700      UNUMPROVIDENT CORP                                     576,451
         51,458      US BANCORP                                             914,923
         14,076      USA EDUCATION INC                                    1,148,039
         12,000      WACHOVIA CORP                                          343,200
         16,713      WASHINGTON MUTUAL INC                                  504,565
         10,100      WELLS FARGO & CO                                       398,950
          6,600      XL CAPITAL LTD CL A                                    573,276
                                                                        -----------
                     TOTAL FINANCIAL SERVICES                            20,024,213

                     HEALTH CARE 13.44%
          6,000      ABBOTT LABS                                            317,880
          1,600      ALLERGAN INC                                           114,864
          6,600      AMERICAN HOME PRODUCTS CORP                            368,478
          7,600      AMGEN INC*                                             431,832
            400      BARR LABS INC*                                          29,120
          2,100      BAUSCH & LOMB INC                                       68,376
          4,532      BAXTER INTL INC                                        219,213
            600      BECKMAN COULTER INC                                     25,482
          7,800      BIOGEN INC*                                            429,000
            900      BIOMET INC                                              27,450
         11,200      BOSTON SCIENTIFIC CORP*                                254,688
         12,200      BRISTOL MYERS SQUIBB CO                                652,090
          1,200      CARDINAL HEALTH INC                                     80,532
          5,800      CELGENE CORP*                                          190,936
          4,100      CEPHALON INC*                                          258,505
          1,400      CHIRON CORP*                                            75,348
          9,800      ELI LILLY & CO                                         749,700
          1,708      FOREST LABS INC CL A*                                  127,041
          1,000      GENZYME CORP*                                           53,950
          1,000      GUIDANT CORP*                                           41,510
          8,700      ICN PHARMACEUTICALS INC                                210,627
          2,900      IMS HEALTH INC                                          61,973
          1,180      INTERMUNE INC*                                          51,531
         43,762      JOHNSON & JOHNSON                                    2,534,257
          1,066      KING PHARMACEUTICALS INC*                               41,563
          3,400      MEDIMMUNE INC*                                         133,416
          4,700      MEDTRONIC INC                                          189,410
         12,600      MERCK & CO INC                                         804,006
          1,000      OXFORD HEALTH PLANS INC*                                23,560
         37,400      PFIZER INC                                           1,567,060
         12,800      PHARMACIA CORP                                         518,656
          9,508      QUEST DIAGNOSTICS INC*                                 621,633
          8,500      SCHERING PLOUGH CORP                                   316,030
          4,100      ST JUDE MED INC*                                       291,100
         23,980      TENET HEALTHCARE CORP*                               1,379,330
         15,206      UNITED HEALTH GROUP INC                                999,795

              See Accompanying Notes to these Financial Statements.

PAR VALUE OR SHARES        DESCRIPTION                                       VALUE
-----------------------------------------------------------------------------------
            600      UNIVERSAL HEALTH SERVICES INC CL B*                $    24,234
          1,000      WELLPOINT HEALTH NETWORK INC*                          111,590
            970      ZIMMER HOLDINGS INC*                                    29,983
                                                                        -----------
                     TOTAL HEALTH CARE                                   14,425,749

                     REAL ESTATE (PUBLICLY TRADED) 0.05%
          1,800      EQUITY OFFICE PPTYS TR                                  51,300
                                                                        -----------
                     TOTAL REAL ESTATE (PUBLICLY TRADED)                     51,300

                     TECHNOLOGY 16.76%
          1,200      ADOBE SYS INC                                           31,680
          1,400      ADVANCED FIBER COMMUNICATIONS INC*                      26,082
          2,300      AGILENT TECHNOLOGIES INC*                               51,221
          1,482      AMDOCS LTD*                                             38,695
          3,700      APPLE COMPUTER INC*                                     64,972
          5,000      APPLIED MATERIALS INC*                                 170,550
          6,373      AT&T WIRELESS SERVICES INC*                             92,026
         10,500      AUTOMATIC DATA PROCESSING INC                          542,430
         26,100      BELLSOUTH CORP                                         965,700
          2,400      BMC SOFTWARE INC*                                       36,168
            700      BROADCOM CORP*                                          24,087
         10,400      CADENCE DESIGN SYS INC*                                219,856
          7,400      CERIDIAN INC*                                          122,026
         48,800      CISCO SYS INC*                                         825,696
          2,200      CITRIX SYS INC*                                         51,480
          6,800      COMPUTER ASSOC INTL INC                                210,256
            900      COMVERSE TECHNOLOGY INC*                                16,929
         10,100      DELL COMPUTER CORP*                                    242,198
          3,000      ELECTRONIC DATA SYSTEMS CORP                           193,110
          6,800      EMC CORP*                                               83,776
         11,100      FIRST DATA CORP                                        750,027
          3,900      FOUNDRY NETWORKS INC*                                   38,064
          3,300      HARRIS CORP                                            113,124
         30,100      HEWLETT PACKARD CO                                     506,583
         19,304      IBM CORP                                             2,086,183
         42,060      INTEL CORP                                           1,027,105
          3,800      JDS UNIPHASE CORP*                                      30,362
          2,500      KLA TENCOR CORP*                                       102,150
          1,370      L-3 COMMUNICATIONS HLDGS INC*                          119,012
          3,000      LAM RESEARCH CORP*                                      56,880
          2,000      LINEAR TECHNOLOGY CORP                                  77,600
         16,700      LORAL SPACE & COMMUNICATIONS LTD*                       21,543
          9,600      LUCENT TECHNOLOGIES INC                                 64,320
          1,816      MAXIM INTEGRATED PRODS INC*                             83,082
          1,300      MICRON TECHNOLOGY INC*                                  29,588
         50,278      MICROSOFT CORP*                                      2,923,666
          5,700      MOTOROLA INC                                            93,309
          6,000      NATIONAL SEMICONDUCTOR CORP*                           155,880
          6,500      NEXTEL PARTNERS INC CL A*                               34,775
         10,600      NORTEL NETWORKS CORP                                    61,586
            800      NOVELLUS SYS INC*                                       26,424
         42,540      ORACLE CORP*                                           576,842
          1,800      PEOPLESOFT INC*                                         53,586
            400      QLOGIC CORP*                                            15,740
         12,430      QUALCOMM INC*                                          609,692
          5,300      QWEST COMMUNICATIONS INTL INC                           68,635

              See Accompanying Notes to these Financial Statements.

PAR VALUE OR SHARES        DESCRIPTION                                       VALUE
-----------------------------------------------------------------------------------
            200      RF MICRO DEVICES INC*                              $     4,088
         21,300      SBC COMMUNICATIONS INC                                 811,743
          1,000      SEMTECH CORP*                                           37,750
            800      SIEBEL SYS INC*                                         13,064
         32,440      SPRINT CORP (PCS GROUP)*                               723,412
         11,900      STORAGE TECHNOLOGY CORP*                               223,363
         10,900      SUN MICROSYSTEMS INC*                                  110,635
            900      SYMANTEC CORP*                                          49,491
            600      SYNOPSYS INC*                                           28,200
          2,300      TD WATERHOUSE GROUP*                                    21,781
          3,100      TECH DATA CORP*                                        132,339
          6,500      TEKTRONIX INC*                                         128,050
          4,400      TELECORP PCS INC*                                       59,048
            500      TELEPHONE & DATA SYS INC                                43,950
         13,600      TEXAS INSTRUMENTS INC                                  380,664
         12,500      UNISYS CORP*                                           111,625
          5,000      UNITED TECHNOLOGIES CORP                               269,450
          1,800      UTSTARCOM INC*                                          42,264
            100      VERISIGN INC*                                            3,871
          1,200      VERITAS SOFTWARE CO*                                    34,056
         16,800      VERIZON COMMUNICATIONS INC                             836,808
            812      VODAFONE AIRTOUCH PLC SPON ADR (UNITED KINGDOM)         18,773
         10,700      WORLDCOM INC*                                          143,915
          1,900      YAHOO! INC*                                             20,672
                                                                        -----------
                    TOTAL TECHNOLOGY                                     17,983,708

                     TRANSPORTATION 0.98%
          3,000      BURLINGTON NORTH SANTA FE CORP                          80,610
          1,800      DELTA AIR LINES INC                                     41,148
          5,353      FEDEX CORP*                                            219,901
          3,200      NORFOLK SOUTHN CORP                                     53,600
          4,600      NORTHWEST AIRLINES CORP CL A*                           59,064
          5,640      SKYWEST INC                                            103,212
         27,658      SOUTHWEST AIRLINES CO                                  439,762
          1,000      UNION PACIFIC CORP                                      52,010
                                                                        -----------
                    TOTAL TRANSPORTATION                                  1,049,307

                     UTILITIES 1.68%
          2,500      ALLEGHENY ENERGY INC                                    91,375
          4,700      ALLTEL CORP                                            268,558
          2,100      CALPINE CORP*                                           51,975
          1,800      DTE ENERGY CO                                           75,042
          3,300      DUKE ENERGY CORP                                       126,753
          1,700      EDISON INTL*                                            24,157
          6,900      ENTERGY CORP                                           268,065
          3,600      EXELON CORP                                            151,452
            700      FIRSTENERGY CORP                                        24,122
            400      FPL GROUP INC                                           21,240
            600      GPU INC                                                 23,790
          1,800      MIRANT CORP*                                            46,800
          1,400      NISOURCE INC                                            33,250
            500      NRG ENERGY INC*                                          8,835
          1,700      PG&E CORP                                               30,702
            600      PPL CORP                                                20,490
            800      PUBLIC SERVICE ENTERPRISE GROUP INC                     31,488
          1,200      RELIANT ENERGY INC                                      33,540

              See Accompanying Notes to these Financial Statements.

PAR VALUE OR SHARES                  DESCRIPTION                           VALUE
-----------------------------------------------------------------------------------
         21,200                  RELIANT RESOURCES INC*                 $     331,780
          3,200                  UNITED STATES CELLULAR CORP*                 142,880
                                                                        -------------
                                 TOTAL UTILITIES                            1,806,294
                                                                        -------------
TOTAL COMMON
STOCK (COST $115,064,374)                                                 101,712,331

PREFERRED STOCK 0.21%
          9,300                  NEWS CORP LTD SPON ADR PFD (AUSTRALIA)       221,340
                                                                        -------------
TOTAL PREFERRED
STOCK (COST $279,220)                                                         221,340

CONVERTIBLE PREFERRED 0.96%
          4,800                  CROWN CASTLE INTL CORP CONV PFD 6.25%        133,800
         25,400                  KMART FINANCING TR CONV PFD 7.75%            895,350
                                                                        -------------
TOTAL CONVERTIBLE
 PREFERRED (COST $1,251,802)                                                1,029,150

TOTAL INVESTMENTS AT VALUE
95.96% (COST $116,595,396)                                                102,962,821


OTHER ASSETS IN EXCESS
OF LIABILITIES 4.04%                                                        4,336,785

                                                                        -------------
NET ASSETS 100.00%                                                      $ 107,299,606
                                                                        =============

----------

*         Non-income producing security

ADR       American Depositary Receipt

SPON ADR  Sponsored ADR

See Accompanying Notes to these Financial Statements.

                         COMMONFUND INSTITUTIONAL FUNDS
                            CIF SMALL CAP GROWTH FUND
              SCHEDULE OF INVESTMENTS OCTOBER 31, 2001 (UNAUDITED)

PAR VALUE OR SHARES        DESCRIPTION                                       VALUE
-----------------------------------------------------------------------------------
COMMON STOCK 76.22%

                     BASIC INDUSTRIES 1.39%
          6,200      ARCH COAL INC                                      $   136,710
          3,200      CAMBREX CORP                                           118,400
         13,900      CROMPTON CORP                                          100,775
         13,700      INSIGHT ENTERPRISES INC *                              222,625
          8,800      STEVEN MADDEN LTD *                                     79,200
          6,400      STILLWATER MINING CO *                                  99,776
          7,100      VEECO INSTRUMENTS INC *                                180,766
                                                                        -----------
                     TOTAL BASIC INDUSTRIES                                 938,252

                     CAPITAL GOODS 8.30%
          9,800      ACTEL CORP *                                           181,790
          4,800      APTARGROUP INC                                         144,480
         19,000      ASYST TECHNOLOGIES INC *                               172,900
          9,700      BENCHMARK ELECTRONICS INC *                            165,385
          7,700      BORON LEPORE & ASSOCIATES *                             98,945
          2,400      BRUKER DALTONICS INC *                                  55,200
         13,600      COGNEX CORP *                                          258,128
         11,000      CYMER INC *                                            229,900
         21,300      DAL-TILE INTL INC *                                    345,273
          7,600      DDI CORP *                                              68,628
         20,800      DOCUMENTUM INC *                                       307,216
          4,100      DONALDSON CO INC                                       129,355
          8,700      DSP GROUP INC *                                        182,700
          2,200      EDO CORP                                                59,290
          3,800      ELECTRO SCIENTIFIC INDS INC *                           89,566
          4,300      ESCO TECHNOLOGIES INC *                                119,368
          3,400      FISHER SCIENTIFIC INTL INC *                           101,660
          2,700      GRACO INC                                               87,750
          9,200      IVEX PACKAGING CORP *                                  167,900
         15,100      MANUFACTURERS SERVICES LTD *                            63,420
          3,600      NEOSE TECHNOLOGIES INC *                               105,696
            900      NVR INC *                                              142,470
         10,500      ORASURE TECHNOLOGIES *                                 109,515
         11,600      PDF SOLUTIONS *                                        193,140
          5,900      PEMSTAR INC *                                           73,750
          4,600      PRECISE SOFTWARE SOLUTIONS *                            87,906
         13,900      PRI AUTOMATION INC *                                   228,516
          7,700      QUAKER CHEMICAL CORP                                   143,143
         10,500      RAYOVAC CORP *                                         155,400
          3,100      ROPER INDS INC                                         131,440
          4,600      SHAW GROUP INC *                                       126,500
         12,300      SIRENZA MICRODEVICES *                                  43,665
          2,000      SPS TECHNOLOGIES INC *                                  59,800
            800      STERICYCLE INC *                                        38,400
         10,700      TELLIUM INC *                                           71,155
         13,100      THREE-FIVE SYSTEMS INC *                               203,181
          3,600      TRIMBLE NAVIGATION LTD *                                63,360
          2,800      UNITED STATIONERS INC *                                 78,540
          3,900      URS CORP *                                              87,360
          2,800      VARIAN INC *                                            70,952
          6,900      WASTE CONNECTIONS INC *                                201,618
          5,800      WILSON GREATBATCH TECHNOLOGIES INC *                   166,750
                                                                        -----------
                     TOTAL CAPITAL GOODS                                  5,611,111

              See Accompanying Notes to these Financial Statements.

PAR VALUE OR SHARES        DESCRIPTION                                       VALUE
-----------------------------------------------------------------------------------
                     CONSUMER DURABLES 1.70%
         10,400      ACTION PERFORMANCE COS INC *                       $   272,584
          6,050      ADVANCED MARKETING SERVICES                             93,715
          2,400      AMERICAN AXLE & MANUFACTURING HLDGS INC *               40,560
         11,100      ARQULE INC *                                           102,120
          6,826      D R HORTON INC                                         152,561
          2,900      GROUP 1 AUTOMOTIVE INC *                                77,720
          5,900      KB HOME                                                174,345
          3,300      RYLAND GROUP INC                                       176,550
          1,700      SUPERIOR INDS INTL INC                                  56,168
                                                                        -----------
                     TOTAL CONSUMER DURABLES                              1,146,323

                     CONSUMER NON-DURABLES 1.30%
          3,800      CONSTELLATION BRANDS INC *                             155,952
         11,300      DELTA & PINE LAND CO                                   203,965
         10,700      FRESH DEL MONTE PRODUCE INC *                          140,705
          2,900      GENESCO INC *                                           52,925
            900      SUIZA FOODS CORP *                                      53,073
          2,400      UNIVERSAL CORP                                          77,616
         13,100      WOLVERINE WORLD WIDE INC                               192,963
                                                                        -----------
                     TOTAL CONSUMER NON-DURABLES                            877,199

                     CONSUMER SERVICES 9.07%
          3,700      ADVO INC *                                             133,459
         18,100      ALAMOSA HLDGS INC *                                    254,848
          8,600      APPLEBEE'S INTL INC                                    258,860
          6,000      BALLYS TOTAL FITNESS HLDG CORP *                       110,760
          1,900      CACI INTL INC CL A *                                   118,199
          4,800      CHRISTOPHER & BANKS CORP *                             158,160
         18,300      CKE RESTAURANT INC *                                   131,760
          4,500      CORP EXEC BOARD CO *                                   137,565
         12,700      DIAL CORP                                              211,836
          4,350      DIRECT FOCUS INC *                                     105,792
         11,000      DOVER DOWNS ENTERTAINMENT INC                          132,000
          9,300      DUANE READE INC *                                      278,256
         17,900      FIRST CONSULTING GROUP INC *                           213,905
          8,500      GUITAR CTR INC *                                       117,215
         16,400      HIBBETT SPORTING GOODS INC *                           442,800
          9,100      HOT TOPIC INC *                                        230,048
          3,800      ITT EDL SVCS INC *                                     144,590
         11,400      LINENS `N THINGS INC *                                 207,480
          9,400      MARTHA STEWART LIVING OMNIMEDIA INC CL A *             154,630
         10,900      MENS WEARHOUSE INC *                                   216,583
          3,000      MICHAELS STORES INC *                                  154,110
          6,900      NCO GROUP INC *                                        112,815
          6,300      PENN NATIONAL GAMING INC *                             129,024
          4,400      PHARMACEUTICAL PRODUCT DEVELOPMENT INC *               117,348
         12,100      PHOTRONICS INC *                                       300,322
         28,900      PROFIT RECOVERY GROUP INTL INC *                       199,410
          3,300      RESOURCES CONNECTION INC *                              73,557
          3,800      ROSS STORES INC                                        118,940
          6,200      RUBY TUESDAY INC                                       106,888
         13,100      SHUFFLE MASTER INC *                                   164,012
         37,100      SPANISH BROADCASTING SYS INC CL A *                    292,719
          3,700      STEINER LEISURE LTD *                                   69,486
          5,400      SYLVAN LEARNING SYS INC *                              120,960

              See Accompanying Notes to these Financial Statements.

PAR VALUE OR SHARES        DESCRIPTION                                       VALUE
-----------------------------------------------------------------------------------
          4,400      TRAVELOCITY.COM INC *                              $    64,196
         14,500      VALUEVISION INTL INC CL A *                            197,780
         10,700      VENATOR GROUP INC *                                    155,150
                                                                        -----------
                     TOTAL CONSUMER SERVICES                              6,135,463

                     ENERGY 4.45%
          3,200      ADVANCED ENERGY INDS INC *                              64,288
          5,600      COVANTA ENERGY CORP *                                   72,912
         25,600      GLOBAL INDS LTD *                                      180,992
          9,600      HANOVER COMPRESSOR CO *                                264,768
         21,100      KEY ENERGY SERVICES INC *                              183,570
          3,000      MASSEY ENERGY CO                                        61,500
         38,800      MERIDIAN RESOURCE CORP *                               165,288
         14,200      NATIONAL-OILWELL INC *                                 262,984
         15,100      PATTERSON-UTI ENERGY INC *                             272,102
          1,700      PIEDMONT NAT GAS INC                                    54,060
         15,300      PRIDE INTL INC *                                       196,758
          2,600      SEACOR SMIT INC *                                      103,064
         16,700      SUPERIOR ENERGY SERVICES INC *                         131,930
         10,800      ULTRA PETROLEUM CORP *                                  60,480
          6,500      UNIT CORP *                                             71,175
         13,400      VARCO INTL INC *                                       201,000
         22,100      VERITAS DGC INC *                                      339,456
          5,600      W-H ENERGY SERVICES INC *                              112,952
         14,400      WILLBROS GROUP INC *                                   211,680
                                                                        -----------
                     TOTAL ENERGY                                         3,010,959

                     FINANCIAL SERVICES 5.28%
          5,100      AFFILIATED MANAGERS GROUP INC *                        314,670
          6,500      ASTORIA FINL CORP                                      338,585
          8,700      BANKATLANTIC BANCORP INC CL A                           70,470
          6,400      COMMERCIAL FED CORP                                    159,744
          8,200      COMMUNITY FIRST BANKSHARES INC                         196,964
         15,600      COMPUCREDIT CORP *                                      95,940
          4,510      FIDELITY NATIONAL FINL INC                             103,775
          4,500      FIRST BANCORP                                          123,615
          9,100      GREATER BAY BANCORP                                    207,389
          5,400      INDEPENDENCE CMNTY BK CORP                             131,328
            900      INVESTMENT TECH GROUP *                                 57,969
          1,200      INVESTORS FINL SERVICES CORP                            63,480
         16,000      KNIGHT TRADING GROUP INC *                             157,280
          6,500      LEUCADIA NATL CORP                                     188,370
          2,400      MISSISSIPPI VALLEY BANCSHARES                           91,008
         11,000      PRESIDENTIAL LIFE CORP                                 191,510
          5,100      REINSURANCE GROUP AMER INC                             161,007
          6,400      REPUBLIC BANCORP INC                                    94,400
         12,400      ROSLYN BANCORP INC                                     225,060
          2,400      STANCORP FINL GROUP INC                                106,560
          5,100      STERLING BANCORP NY                                    136,680
         12,300      TRENWICK GROUP LTD                                      95,448
          5,000      WEBSTER FINL CORP                                      151,750
          3,900      WINTRUST FINL CORP                                     111,072
                                                                        -----------
                     TOTAL FINANCIAL SERVICES                             3,574,074

             See Accompanying Notes to these Financial Statements.

PAR VALUE OR SHARES        DESCRIPTION                                       VALUE
-----------------------------------------------------------------------------------
                     HEALTH CARE 17.18%
          7,700      ABGENIX INC *                                      $   229,383
         19,300      ALIGN TECHNOLOGY INC *                                  84,148
          7,800      APRIA HEALTHCARE GROUP INC *                           179,400
          4,400      AVIRON *                                               146,520
          2,000      BARR LABS INC *                                        145,600
         20,300      BEVERLY ENTERPRISES INC *                              152,047
         10,600      BIO-TECHNOLOGY GENERAL CORP *                           75,790
          9,500      CAREMARK RX *                                          127,300
          9,600      CELGENE CORP *                                         316,032
         14,300      CHARLES RIVER LABS INTL INC *                          480,480
          1,700      CIMA LABS INC *                                         91,885
         15,000      CLOSURE MED CORP *                                     254,400
          2,500      CROSS COUNTRY INC *                                     50,975
         10,000      CUBIST PHARMACEUTICALS INC *                           403,000
         11,700      CYGNUS INC *                                            58,500
         12,700      CYTYC CORP *                                           332,994
         14,300      DAVITA INC *                                           260,260
          2,500      DIAGNOSTIC PRODS CORP                                  110,250
          5,300      DYAX CORP *                                             42,294
          7,300      ENDOCARE INC *                                         162,060
          2,500      ENZON INC *                                            154,625
         13,500      EPIX MEDICAL INC *                                      93,285
          2,800      EXACT SCIENCES CORP *                                   22,680
          8,100      FIRST HEALTH GROUP CORP *                              218,700
          6,900      FIRST HORIZON PHARMACEUTICALS CORP *                   181,815
          9,000      GENOME THERAPEUTICS CORP *                              63,180
          4,200      HAEMONETICS CORP *                                     160,020
         11,100      HARVARD BIOSCIENCE INC *                               119,547
         17,500      HEALTHSOUTH CORP *                                     227,850
          8,900      IGEN INTL INC *                                        261,749
         24,400      INSMED INC *                                           100,772
          1,700      INVITROGEN CORP *                                      104,278
          9,600      ISIS PHARMACEUTICALS INC *                             199,296
          4,300      LIFEPOINT HOSPS INC *                                  134,074
         11,600      LIGAND PHARMACEUTICALS CL B *                          156,252
         14,400      MEDICIS PHARMACEUTICAL CORP CL A *                     830,736
         19,100      MID ATLANTIC MEDICAL SVCS INC *                        354,305
          2,800      NEUROCRINE BIOSCIENCES INC *                           117,796
         13,700      NOVOSTE CORP *                                         158,235
          2,900      OSI PHARMACEITICALS INC *                              132,472
         15,400      PEDIATRIX MED GROUP *                                  447,216
          5,700      REHABCARE CORP *                                       144,780
         14,200      RENAL CARE GROUP INC *                                 445,880
          1,600      RESMED INC *                                            89,280
         12,200      RESPIRONICS INC *                                      410,896
         30,900      SANGSTAT MEDICAL CORP *                                699,576
          9,900      SELECT MEDICAL CORP *                                  173,151
          7,100      SICOR INC *                                            133,125
         14,100      STERIS CORP *                                          315,840
          4,400      TARO PHARMACEUTICAL INDS LTD *                         185,240
          6,000      TECHNE CORP *                                          180,840
         18,700      THORATEC LABS CORP *                                   364,650
          6,700      TULARIK INC *                                          154,100

             See Accompanying Notes to these Financial Statements.

PAR VALUE OR SHARES        DESCRIPTION                                       VALUE
-----------------------------------------------------------------------------------
          9,600      UNILAB CORP *                                      $   227,328
          8,500      UNITED SURGICAL PARTNERS INTL INC *                    153,000
                                                                        -----------
                     TOTAL HEALTH CARE                                   11,619,887

                     REAL ESTATE (PUBLICLY TRADED) 0.50%
          9,200      HEALTHCARE REALTY TRUST INC                            248,400
          3,600      INDYMAC MTG HLDGS INC *                                 92,448
                                                                        -----------
                     TOTAL REAL ESTATE (PUBLICLY TRADED)                    340,848

                     TECHNOLOGY 24.97%
         38,800      3COM CORP *                                            160,632
         12,200      ADAPTEC INC *                                          147,010
          2,800      ADVENT SOFTWARE INC *                                  107,996
            900      AIRGATE PCS INC *                                       46,314
          1,350      ALLIANT TECHSYSTEMS INC *                              117,801
          4,600      ALPHA INDS INC *                                       107,088
         12,700      ASPEN TECHNOLOGY INC *                                 168,275
         22,200      AUGUST TECHNOLOGY CORP *                               206,238
         12,200      AVOCENT CORP *                                         227,652
         16,100      AXCELIS TECHNOLOGIES INC *                             211,071
          1,300      BARRA INC *                                             60,125
         15,200      BORLAND SOFTWARE CORP *                                170,088
          7,400      CERNER CORP *                                          397,750
          8,700      COMMONWEALTH TELEPHONE ENTERPRISES INC *               372,621
         34,000      COMPUTER ACCESS TECHNOLOGY CORP *                      161,500
         11,600      COMPUTER NETWORK TECHNOLOGY CORP *                     169,360
         20,100      CUNCURRENT COMPUTER CORP *                             235,974
         17,000      CYBEROPTICS CORP *                                     156,060
         26,700      DMC STRATEX NETWORKS INC *                             145,515
          2,400      DRS TECHNOLOGIES INC *                                  96,840
         15,800      EARTHLINK INC *                                        231,470
          5,000      ECLIPSYS CORP *                                         62,450
          4,300      ELECTRONICS FOR IMAGING CORP *                          84,624
          8,400      EMULEX CORP *                                          198,912
          3,600      ENGINEERED SUPPORT SYSTEMS INC                         179,244
          8,900      EXAR CORP *                                            200,606
         12,700      EXTREME NETWORKS INC *                                 148,463
          9,300      F5 NETWORKS INC *                                      140,337
          4,700      FACTSET RESEARCH SYSTEMS INC                           116,325
          8,100      FREEMARKETS INC *                                      108,297
         13,500      FSI INTL INC *                                         110,970
         10,000      GENESIS MICROCHIP INC *                                462,100
          4,700      GLOBAL PAYMENTS INC                                    140,765
          6,800      HARMONIC INC *                                          54,876
         10,600      HI/FN INC *                                            152,322
          6,400      HNC SOFTWARE INC *                                     110,720
         43,500      I2 TECHNOLOGIES INC *                                  198,360
         30,200      I-MANY INC *                                           175,764
         34,100      INKTOMI CORP *                                         144,925
          8,300      INSIGHT COMMUNICATIONS INC *                           170,150
          3,300      INTEGRATED CIRCUIT SYSTEMS INC *                        56,133
          8,800      INTEGRATED DEVICE TECHNOLOGY INC *                     245,080
          5,400      INTERNET SECURITY SYSTEMS *                            142,830
         14,700      KEANE INC *                                            208,152
          4,200      LANDAUER INC                                           128,100
         10,800      LIBERATE TECHNOLOGIES INC *                            106,704

              See Accompanying Notes to these Financial Statements.

PAR VALUE OR SHARES        DESCRIPTION                                       VALUE
-----------------------------------------------------------------------------------
         22,100      LTX CORP *                                         $   363,766
          6,400      MANUGISTICS GROUP INC *                                 49,280
         13,480      MARVELL TECHNOLOGY GROUP LTD *                         328,103
         10,600      MCAFEE.COM CORP *                                      233,200
          7,500      MEDIACOM COMMUNICATIONS CORP *                         100,650
          4,900      MENTOR GRAPHICS CORP *                                  92,904
          3,100      MERCURY COMPUTER SYS INC *                             146,196
          8,200      MERCURY INTERACTIVE CORP *                             195,324
         12,000      MICREL INC *                                           301,800
          3,100      MICROSEMI CORP *                                       108,500
          7,300      MICROTUNE INC *                                        139,576
         10,000      MOLDFLOW CORP *                                        102,600
          7,600      MYKROLIS CORP *                                         80,560
          8,300      NETEGRITY INC *                                         97,442
         14,300      NETIQ CORP *                                           402,545
          7,300      NETWORK ASSOCIATES INC *                               140,160
          6,200      NUMERICAL TECHNOLOGIES INC *                           153,016
         28,600      ONI SYSTEMS CORP *                                     139,854
          6,000      OPTIMAL ROBOTICS CORP CL A *                           176,880
          7,500      OVERTURE SERVICES INC *                                197,625
         15,000      PERICOM SEMICONDUCTOR CORP *                           201,750
          5,000      PEROT SYSTEMS CORP CL A *                               84,750
         12,200      PIXELWORKS INC *                                       123,220
          9,300      PROGRESS SOFTWARE CORP *                               137,547
          8,300      REGISTER.COM INC *                                      70,550
         23,300      RIVERSTONE NETWORKS INC *                              296,376
          7,900      RUDOLPH TECHNOLOGIES INC *                             199,870
          7,500      S1 CORP *                                               78,000
          4,100      SEACHANGE INTL INC *                                   100,860
         20,400      SERENA SOFTWARE INC *                                  329,664
          7,200      SILICON LABORATORIES INC *                             175,680
         20,000      SILICON STORAGE TECHNOLOGY INC *                       179,000
         12,000      SIPEX CORP *                                           103,200
          5,400      SMARTFORCE PLC ADR *                                    88,884
          5,300      SONICWALL INC *                                         75,260
          8,100      SYMMETRICOM INC *                                       45,360
         12,100      SYNPLICITY INC *                                       117,007
          6,100      TAKE-TWO INTERACTIVE SOFTWARE INC *                     84,973
          6,900      TALX CORP                                              117,300
         27,300      TEKELEC *                                              524,160
         23,200      TERAYON COMMUNICATION SYSTEMS INC *                    263,320
          1,100      THQ INC *                                               54,780
          7,200      TOLLGRADE COMMUNICATIONS INC *                         183,528
          3,700      TRIQUINT SEMICONDUCTOR INC *                            65,416
         21,200      US UNWIRED INC CL A *                                  256,096
          9,100      UTSTARCOM INC *                                        213,668
          8,700      VARIAN SEMICONDUCTOR EQUIPMENT ASSOCS INC *            261,348
         30,600      VASTERA INC *                                          373,320
          5,100      VIASAT INC *                                            75,531
         32,300      VIRAGE LOGIC CORP *                                    321,385
         17,000      VIRATA CORP *                                          203,660
          5,900      WEBEX COMMUNICATIONS INC *                             181,720
          8,600      WEBSENSE INC *                                         208,980
                                                                        -----------
                     TOTAL TECHNOLOGY                                    16,890,733

             See Accompanying Notes to these Financial Statements.

PAR VALUE OR SHARES        DESCRIPTION                                       VALUE
------------------------------------------------------------------------------------
                     TRANSPORTATION 0.85%
          6,900      ATLANTIC COAST AIRLS HLDGS INC *                   $    129,582
          1,600      LANDSTAR SYSTEMS INC *                                  114,672
          2,500      POLARIS INDS PARTNERS INC                               112,400
          2,900      SKYWEST INC                                              53,070
          7,700      WERNER ENTERPRISES INC                                  166,705
                                                                        ------------
                     TOTAL TRANSPORTATION                                    576,429

                     UTILITIES  1.23%
          7,400      ENERGEN CORP                                            181,300
          7,000      FUELCELL ENERGY INC *                                   109,410
         11,300      HEADWATERS INC *                                        138,538
         28,900      SBA COMMUNICATIONS CORP *                               236,980
          5,200      WESTERN GAS RESOURCES INC                               167,544
                                                                        ------------
                     TOTAL UTILITIES                                         833,772
                                                                        ------------
TOTAL COMMON STOCK (COST $54,873,129)                                     51,555,050

TOTAL INVESTMENTS AT VALUE 76.22% (COST $54,873,129)                      51,555,050


OTHER ASSETS IN EXCESS OF LIABILITIES 23.78%                              16,084,362


                                                                        ------------
NET ASSETS 100.00%                                                      $ 67,639,412
                                                                        ============


----------
*           Non-income producing security

ADR         American Depositary Receipt

              See Accompanying Notes to these Financial Statements.

                         COMMONFUND INSTITUTIONAL FUNDS
                            CIF SMALL CAP VALUE FUND
              SCHEDULE OF INVESTMENTS OCTOBER 31, 2001 (UNAUDITED)

PAR VALUE OR SHARES        DESCRIPTION                                       VALUE
-----------------------------------------------------------------------------------
COMMON STOCK 81.73%

                     BASIC INDUSTRIES 4.84%
          6,500      ABITIBI CONSOLIDATED INC                           $    39,910
          5,700      ALBEMARLE CORP                                         113,658
          3,300      BE AEROSPACE INC *                                      26,796
          6,300      BULL RUN GOLD MINES LTD *                                5,355
          4,900      CARPENTER TECHNOLOGY CORP                              106,575
          1,400      CHEMFIRST INC                                           28,588
          3,200      CHESAPEAKE CORP                                         90,624
         12,800      CNH GLOBAL NV                                           68,096
          2,000      COMMERCIAL METALS CO                                    60,500
          2,900      CYTEC INDS INC *                                        69,397
         13,700      HERCULES INC *                                         103,572
         12,600      IMC GLOBAL INC                                         135,450
         21,200      INTERPOOL INC                                          256,520
          3,100      JACOBS ENGINEERING GROUP INC *                         203,174
          8,600      KENNAMETAL INC                                         302,548
          4,000      MILLENIUM CHEMICALS INC                                 38,120
          2,300      MUELLER INDUSTRIES INC *                                66,585
          5,500      OLIN CORP                                               82,390
          3,200      PHELPS DODGE CORP                                       92,800
          4,200      POPE AND TALBOT INC                                     54,600
          2,100      PRECISION CASTPARTS CORP                                47,754
         21,000      RELIANCE STEEL & ALUMINUM CO                           486,150
          9,300      SOLUTIA INC                                            111,600
         24,300      TREDEGAR CORP                                          431,325
          5,700      USX US STEEL GROUP                                      82,023
          4,400      VALSPAR                                                147,708
          1,300      WELLMAN INC                                             16,393
                                                                        -----------
                     TOTAL BASIC INDUSTRIES                               3,268,211

                     CAPITAL GOODS 10.33%
          4,800      ADTRAN INC *                                           111,360
          7,300      ALBANY INTL CORP CL A *                                142,350
          9,500      ANADIGICS INC *                                        141,170
          3,300      APPLIED INDUSTRIAL TECHNOLOGIES INC                     54,615
         54,700      APW LTD *                                              147,143
          3,400      ARMOR HLDGS INC *                                       82,552
         11,700      ARTESYN TECHNOLOGIES INC *                              84,357
          6,100      ATMI INC *                                             116,266
          2,800      AVX CORP                                                51,828
          3,800      BENCHMARK ELECTRONICS INC *                             64,790
          4,300      BRIGGS & STRATTON CORP                                 161,508
          2,000      C&D TECHNOLOGIES INC                                    41,440
            800      COGNEX CORP *                                           15,184
          6,700      CONEXANT SYSTEMS INC *                                  68,005
          3,800      CREDENCE SYSTEMS CORP *                                 51,680
          3,900      CUMMINS ENGINE INC                                     122,109
          6,000      CYMER INC *                                            125,400
            700      ELECTRO SCIENTIFIC INDS INC *                           16,499
          4,100      FISHER SCIENTIFIC INTL INC *                           122,590
          3,900      FLOWSERVE CORP *                                        91,182
          2,800      GENERAL SEMICONDUCTOR INC *                             29,680
          6,600      HERLEY INDUSTRIES INC *                                104,346
          2,500      HON INDS INC                                            60,175

              See Accompanying Notes to these Financial Statements.

PAR VALUE OR SHARES        DESCRIPTION                                       VALUE
-----------------------------------------------------------------------------------
          5,600      HUBBELL INC CL B                                   $   152,992
          9,400      INTERTAN INC *                                          84,130
          7,600      INTERTAPE POLYMER GROUP INC *                           75,924
          4,500      ITT INDS INC                                           216,405
          6,600      JOY GLOBAL INC *                                       115,170
         35,500      KEMET CORP *                                           634,740
          1,300      LINCOLN ELECTRIC HLDGS INC                              27,508
         11,100      MANUFACTURERS SERVICES LTD *                            46,620
          2,100      MARTIN MARIETTA MATERIALS INC                           83,832
          2,400      NS GROUP INC *                                          16,440
          4,200      PACKAGING CORP OF AMERICA *                             74,340
          3,000      PALL CORP                                               60,900
         21,900      PARK ELECTROCHEMICAL CORP                              489,465
          4,600      PLEXUS CORP *                                          115,000
          1,900      QUANTA SVCS INC *                                       28,880
         21,600      RAYOVAC CORP *                                         319,680
          2,500      REMEC INC *                                             22,375
          3,200      SPS TECHNOLOGIES INC *                                  95,680
          7,800      STEELCASE INC CL A                                     101,790
          4,900      STEWART & STEVENSON SVCS                                72,422
          1,500      TENNANT CO                                              52,350
          8,000      TEREX CORP *                                           129,680
         10,500      TIMKEN CO                                              141,435
          4,800      TRINITY INDS                                           119,424
         10,100      UNITED STATIONERS INC *                                283,305
         10,700      VARIAN INC *                                           271,138
         23,100      VIASYSTEMS GROUP INC *                                  29,799
         52,300      WABTEC                                                 638,060
         44,300      WALTER INDS INC                                        464,707
                                                                        -----------
                     TOTAL CAPITAL GOODS                                  6,970,420

                     CONSUMER DURABLES 4.83%
         25,900      AMERICAN AXLE & MANUFACTURING HLDGS INC *              437,710
         21,300      D R HORTON INC                                         476,055
          4,800      DEPARTMENT 56 INC *                                     33,600
          7,200      EMMIS COMMUNICATIONS CORP *                             97,560
          4,300      ENTRAVISION COMMUNICATIONS CORP *                       45,580
         32,700      EXIDE CORP                                              26,160
          3,200      GOODYEAR TIRE & RUBBER CO                               59,616
          1,800      GROUP 1 AUTOMOTIVE INC *                                48,240
          4,500      HOVNANIAN ENTERPRISES INC CL A *                        52,650
          3,900      INTERFACE FLOORING SYSTEMS                              15,639
          6,010      INTER-TEL INC                                           91,232
          2,400      KB HOME                                                 70,920
         12,700      KIMBALL INTL INC                                       147,193
          7,100      LIGHTBRIDGE INC *                                       65,320
         26,550      MONACO COACH CORP *                                    475,245
          1,600      PULITZER INC                                            74,560
          1,700      RADIO ONE INC *                                         19,805
         26,600      RALCORP HLDGS INC *                                    518,700
          9,400      SNAP ON INC                                            251,544
            800      STANDARD PACIFIC CORP                                   14,600
          3,300      SUPERIOR INDS INTL INC                                 109,032
          4,100      YORK INTL CORP                                         125,624
                                                                        ------------
                     TOTAL CONSUMER DURABLES                              3,256,585

             See Accompanying Notes to these Financial Statements.

PAR VALUE OR SHARES        DESCRIPTION                                       VALUE
-----------------------------------------------------------------------------------
                     CONSUMER NON-DURABLES 5.90%
          7,800      ALBERTO CULVER CO CL A                             $   283,140
          3,300      BALL CORP                                              203,082
         14,400      COORS ADOLPH CO CL B                                   716,400
         39,900      DEL MONTE FOODS CO *                                   331,170
          2,800      DELTA & PINE LAND CO                                    50,540
          3,100      FULLER H B CO                                          159,433
         15,000      FURNITURE BRANDS INTL INC *                            360,150
          8,500      GILDAN ACTIVEWARE INC CL A *                            97,325
          4,400      HAIN CELESTIAL GROUP INC *                              86,768
          7,600      HASBRO INC                                             125,932
          5,100      HORMEL FOODS CORP                                      122,400
          4,000      INTERNATIONAL MULTIFOODS CORP                           87,080
          6,500      INTL FLAVORS & FRAGRANCES INC                          185,315
         52,100      MOORE CORP LTD                                         393,355
          2,300      NASH FINCH CO                                           53,015
          5,100      PATHMARK STORES INC *                                  120,258
         10,900      PEPSI AMERICAS INC                                     142,136
          4,700      ROBERT MONDAVI CORP CL A *                             144,337
          7,900      RPM INC OHIO                                            95,985
          9,600      RUSSELL CORP                                           118,272
          1,100      SENSIENT TECHNOLOGIES CORP                              17,886
          2,100      VIAD CORP                                               40,950
          2,800      WALLACE COMPUTER SERVICES INC                           43,400
            100      WEIS MARKETS INC                                         2,880
                                                                        -----------
                     TOTAL CONSUMER NON-DURABLES                          3,981,209

                     CONSUMER SERVICES 13.16%
         19,100      AARON RENTS INC                                        333,295
          5,400      ANNTAYLOR STORES CORP *                                118,800
          3,500      BALLYS TOTAL FITNESS HLDG CORP *                        64,610
          4,100      BIG LOTS INC                                            29,930
          8,400      BOWNE & CO INC                                          87,780
          2,700      CEC ENTERTAINMENT INC *                                104,598
          3,300      CENTRAL PARKING CORP                                    50,160
          3,600      CHARLOTTE RUSSE HLDG INC *                              51,120
         35,800      CHARMING SHOPPES INC *                                 170,766
          4,600      DUANE READE INC *                                      137,632
          3,900      DYCOM INDS INC *                                        46,605
          7,200      EFUNDS CORP *                                          111,600
          2,100      FOOTSTAR INC *                                          70,140
          3,300      FORRESTER RESEARCH INC *                                53,295
         52,700      GARTNER GROUP INC CL B *                               469,030
          4,600      HEARST ARGYLE TELEVISION INC *                          85,560
          2,400      HIBBETT SPORTING GOODS INC *                            64,800
          8,300      HOLLYWOOD ENTERTAINMENT CORP *                         133,547
         10,700      IDEX CORP                                              311,370
         13,200      INTRAWEST CORP                                         184,536
          3,700      JOHN H HARLAND CO                                       71,669
         19,700      JOURNAL REGISTER CO *                                  338,840
            500      LANDS' END INC *                                        16,020
          2,900      LEE ENTERPRISES INC                                     99,905
          3,800      LIMITED INC                                             42,370
          1,500      LONGS DRUG STORES CORP                                  34,155
         29,000      MSC INDUSTRIAL DIRECT CO CL A *                        475,600
            900      NATIONAL SVC INDS INC                                   15,966

              See Accompanying Notes to these Financial Statements.

PAR VALUE OR SHARES        DESCRIPTION                                       VALUE
-----------------------------------------------------------------------------------
          2,400      NEIMAN MARCUS GROUP INC CL B *                     $    60,600
         28,300      O CHARLEYS INC *                                       452,517
          4,300      PACIFIC SUNWEAR OF CALIFORNIA INC *                     59,125
         18,100      PAPA JOHN'S INTL INC *                                 504,266
          9,800      PENTON MEDIA INC                                        68,110
          6,100      PHILLIPS VAN HEUSEN CORP                                52,094
          8,900      PIER 1 IMPORTS INC                                      97,989
         58,100      PLAYTEX PRODUCTS INC *                                 569,380
         98,700      PRIMEDIA INC *                                         210,231
          4,100      R H DONNELLEY CORP *                                   108,240
          9,400      READERS DIGEST ASSN INC CL A                           166,380
          2,200      ROBERT HALF INTL INC *                                  45,386
         22,100      RUBY TUESDAY INC                                       381,004
          8,700      SAKS INC *                                              59,160
          9,800      SCHOOL SPECIALTY INC *                                 303,310
          6,900      SCOTTS CO CL A *                                       278,139
          2,000      SEVEN-ELEVEN INC *                                      20,200
          6,200      SHOE CARNIVAL INC *                                     56,110
         14,300      SIX FLAGS INC *                                        168,740
            900      SOTHEBY'S INC *                                         12,024
         28,000      SPHERION CORP *                                        201,600
         14,600      STEWART ENTERPRISES INC *                               88,476
          5,100      SUPERVALUE INC                                         108,834
          5,500      THE FINISH LINE INC *                                   55,825
          4,900      UNITED RENTALS INC *                                    89,425
          5,000      VAIL RESORTS INC *                                      82,600
          4,500      VALUEVISION INTL INC CL A *                             61,380
          8,600      VENATOR GROUP INC *                                    124,700
         11,200      VENTIV HEALTH INC *                                     44,464
          8,000      WINN-DIXIE STORES INC                                   88,480
         16,900      ZALE CORP *                                            483,678
                                                                        -----------
                     TOTAL CONSUMER SERVICES                              8,876,166

                     ENERGY 7.33%
          1,900      ATWOOD OCEANICS INC *                                   57,969
          3,000      CABOT OIL & GAS CORP CL A                               72,300
            900      CORE LABORATORIES NV *                                  14,670
         10,300      ENCORE ACQUISITION CO *                                133,900
         13,000      HANOVER COMPRESSOR CO *                                358,540
          5,700      HOLLY CORP                                             104,937
          2,000      HOUSTON EXPL CO *                                       62,500
         33,800      KEY ENERGY SERVICES INC *                              294,060
         10,400      MASSEY ENERGY CO                                       213,200
         23,400      MONTANA PWR CO *                                       139,464
          4,500      NEWFIELD EXPLORATION CO *                              156,645
          1,600      OIL STATES INTL INC *                                   14,320
          4,400      PATTERSON-UTI ENERGY INC *                              79,288
          4,100      PEABODY ENERGY CORP                                    123,000
         53,100      PENNZOIL QUAKER ST CO                                  622,863
          1,700      PIEDMONT NAT GAS INC                                    54,060
         21,700      PRIDE INTL INC *                                       279,062
          7,000      QUESTAR CORP                                           154,000
         33,900      REMINGTON OIL & GAS CORP *                             583,080
          3,100      SEACOR SMIT INC *                                      122,884
          6,200      ST MARY LD & EXPL CO                                   126,914
          2,800      STONE ENERGY CORP *                                    110,740

              See Accompanying Notes to these Financial Statements.

PAR VALUE OR SHARES        DESCRIPTION                                       VALUE
-----------------------------------------------------------------------------------
          7,100      SWIFT ENERGY CO *                                  $   167,915
         19,500      TOM BROWN INC *                                        455,325
          3,800      VARCO INTL INC *                                        57,000
         19,100      VERITAS DGC INC *                                      293,376
          5,100      XTO ENERGY INC                                          91,800
                                                                        -----------
                     TOTAL ENERGY                                         4,943,812

                     FINANCIAL SERVICES 10.38%
          1,000      A G EDWARDS INC                                         39,540
          6,000      AMERICAN CAPITAL STRATEGIES LTD                        148,620
          4,000      AMERICREDIT CORP *                                      62,000
          9,600      BAY VIEW CAP CORP *                                     67,488
         27,500      CNA SURETY CORP                                        383,625
          2,600      COMMERCE BANCORP INC                                   189,800
          8,700      COMMUNITY FIRST BANKSHARES INC                         208,974
          4,200      CULLEN FROST BANKERS INC                               113,232
          4,300      CVB FINANCIAL CORP                                      95,632
         13,800      DELPHI FINL GROUP INC CL A                             419,520
          1,500      DIME COMMUNITY BANCORP INC                              36,375
            400      DOWNEY FINL CORP                                        14,056
         22,800      EAST WEST BANCORP INC                                  515,052
          6,000      FIRSTFED FINL CORP *                                   133,440
         17,800      FRIEDMAN BILLINGS RAMSEY GROUP INC CL A *               85,440
          4,800      HARLEYSVILLE GROUP INC                                 115,392
         14,500      HCC INS HLDGS INC                                      398,605
          8,100      HUDSON UTD BANCORP                                     210,519
         13,400      ISTAR FINL INC                                         312,220
          7,800      LOCAL FINL CORP *                                       96,330
          4,600      MACATAWA BANK CORP                                      72,588
          3,600      MAF BANCORP INC                                        100,800
          7,700      NEW CENTURY FINL CORP *                                 87,395
          4,800      ODYSSEY RE HOLDINGS CORP                                72,528
          1,500      OLD NATIONAL BANCORP                                    37,110
         21,800      OLD REPUBLIC INTL CORP                                 553,066
          4,100      PAN PACIFIC RETAIL PPTYS INC                           113,775
          5,100      PHOENIX COMPANIES INC *                                 65,535
         17,100      RAYMOND JAMES FINL INC                                 499,833
         21,100      REINSURANCE GROUP AMER INC                             666,127
          2,900      STANCORP FINL GROUP INC                                128,760
          7,400      SUSQUEHANNA BANCSHARES INC                             156,510
          1,340      TRUSTMARK CORP                                          32,106
         11,300      VESTA INSURANCE GROUP                                  143,962
          4,860      WASHINGTON FEDERAL INC                                 110,079
         37,000      WAYPOINT FINL CORP                                     515,780
                                                                        -----------
                     TOTAL FINANCIAL SERVICES                             7,001,814

                     HEALTH CARE 3.67%
          2,800      ALPHARMA INC CL A                                       77,560
          4,900      ANTHEM INC *                                           205,212
            800      APRIA HEALTHCARE GROUP INC *                            18,400
          6,700      BAUSCH & LOMB INC                                      218,152
         19,256      CARDIODYNAMICS INTL CORP *                              94,354
          3,600      COOPER COS INC                                         172,800
          9,600      COVANCE INC *                                          176,160
          5,100      ENDO PHARMACEUTICAL HLDGS *                             50,235
          3,300      HENRY SCHEIN INC *                                     111,375

              See Accompanying Notes to these Financial Statements.

PAR VALUE OR SHARES        DESCRIPTION                                       VALUE
-----------------------------------------------------------------------------------
          7,000      HUMANA INC *                                       $    80,850
          6,200      INAMED CORP *                                          118,110
         14,300      INVACARE CORP                                          479,050
          8,400      LUMENIS LTD *                                          167,160
            300      MEDQUIST INC *                                           7,290
          2,400      MID ATLANTIC MEDICAL SVCS INC *                         44,520
          1,600      OAKLEY INC *                                            17,088
         10,700      OWENS & MINOR INC                                      188,427
          2,253      RIGHTCHOICE MANAGED CARE INC *                         150,726
          6,000      SOLA INTL INC *                                         95,880
                                                                        -----------
                     TOTAL HEALTH CARE                                    2,473,349

                     REAL ESTATE (PUBLICLY TRADED) 5.89%
          8,200      ANNALY MTG MANAGEMENT INC                              112,750
         19,800      ANTHRACITE CAPITAL INC                                 196,812
          7,700      BRANDYWINE REALTY TRUST                                151,998
          9,700      CAMDEN PPTY TRUST                                      337,560
          9,000      CBL & ASSOCIATES PROPERTIES INC                        262,080
          5,900      CHELSEA PPTY GROUP INC                                 264,320
          4,900      COLONIAL PROPERTIES TRUST                              146,265
          6,600      FBR ASSET INVESTMENT CORP                              147,840
          5,900      FELCOR LODGING TRUST                                    81,951
          5,900      FIRST INDUSTRIAL REALTY TRUST                          162,250
          9,400      GLENBOROUGH REALTY TRUST INC                           163,466
          4,300      GLIMCHER REALTY TRUST                                   70,262
          4,600      HEALTH CARE REIT INC                                   119,140
          6,400      HEALTHCARE REALTY TRUST INC                            172,800
         18,700      HRPT PROPERTIES TRUST                                  152,405
          6,600      INDYMAC MTG HLDGS INC *                                169,488
          6,600      INNKEEPERS USA TRUST                                    45,738
          7,600      JONES LANG LASALLE INC *                               113,620
         13,200      LA QUINTA PPTYS *                                       70,620
          4,500      MACERICH CO                                            108,900
          2,500      NATIONWIDE HEALTH PPTYS INC                             49,250
         10,900      POST PPTYS INC                                         370,164
          5,300      PRENTISS PPTYS TRUST                                   134,620
          2,300      REALTY INCOME CORP                                      65,780
          1,800      STORAGE USA INC                                         72,270
          1,800      TAUBMAN CENTERS INC                                     24,228
         16,400      VENTAS INC                                             204,180
                                                                        -----------
                     TOTAL REAL ESTATE (PUBLICLY TRADED)                  3,970,757

                     TECHNOLOGY 9.55%
          3,100      ADAPTEC INC *                                           37,355
          8,600      AEROFLEX INC *                                         126,162
          2,000      AIRGATE PCS INC *                                      102,920
          6,700      ALLEGHENY TECHNOLOGIES INC                              99,160
         10,700      ALLEN TELECOM INC *                                     80,250
          1,300      ALLIANT TECHSYSTEMS INC *                              113,438
          2,808      APPLIED FILMS CORP *                                    57,733
          9,000      ARRIS GROUP INC *                                       53,010
         17,300      ART TECHNOLOGY GROUP INC *                              28,199
          5,000      ASE TEST LTD *                                          41,150
         16,600      AVAYA INC *                                            148,238
         13,800      AVID TECHNOLOGY INC *                                  123,924
            800      CABLE DESIGN TECHNOLOGIES CORP *                        10,224

              See Accompanying Notes to these Financial Statements.

PAR VALUE OR SHARES        DESCRIPTION                                       VALUE
-----------------------------------------------------------------------------------
          1,700      CDI CORP *                                         $    29,920
         15,600      CIRRUS LOGIC INC *                                     173,628
          2,000      COMMSCOPE INC *                                         39,100
          6,800      COMPUTER NETWORK TECHNOLOGY CORP *                      99,280
         12,500      COMPUWARE CORP *                                       128,500
         21,300      CRAY INC *                                              56,445
          4,800      CYPRESS SEMICONDUCTOR CORP *                            94,800
          3,800      DUPONT PHOTOMASKS INC *                                136,952
         14,500      EARTHLINK INC *                                        212,425
          7,000      ECLIPSYS CORP *                                         87,430
         12,100      ESS TECHNOLOGY INC *                                   155,243
          4,800      FILENET CORP *                                          69,936
         14,000      HARMONIC INC *                                         112,980
          4,200      HARRIS CORP                                            143,976
          5,700      HNC SOFTWARE INC *                                      98,610
         20,900      INFOCUS CORP *                                         404,624
          8,300      INTEGRATED CIRCUIT SYSTEMS INC *                       141,183
            300      J D EDWARDS & CO *                                       2,127
          8,800      KEANE INC *                                            124,608
         10,200      KEYNOTE SYSTEMS INC *                                   77,724
          3,900      LATTICE SEMICONDUCTOR CORP *                            68,250
          4,300      LEGATO SYSTEMS INC *                                    36,077
          9,400      MCSI INC *                                             206,800
          9,600      MEDIACOM COMMUNICATIONS CORP *                         128,832
          7,900      MENTOR GRAPHICS CORP *                                 149,784
          4,900      NATIONAL DATA CORP                                     172,480
         11,700      NMS COMMUNICATIONS CORP *                               27,027
         16,900      PARAMETRIC TECHNOLOGY CORP *                           118,469
         14,000      PEGASUS COMMUNICATIONS CORP *                          138,600
          6,700      PEROT SYSTEMS CORP CL A *                              113,565
         11,200      PIONEER STANDARD ELECTRS INC                            99,568
          4,100      POWER INTEGRATIONS INC *                                94,341
          6,100      RATIONAL SOFTWARE CORP *                                80,032
         23,500      SCIENTIFIC ATLANTA INC                                 490,445
         52,000      SILICON STORAGE TECHNOLOGY INC *                       465,400
         17,300      SYBASE INC *                                           235,280
          2,000      TAKE-TWO INTERACTIVE SOFTWARE INC *                     27,860
          2,400      TEKTRONIX INC *                                         47,280
          3,200      TELEDYNE TECHNOLOGIES INC *                             48,544
          2,800      TERADYNE INC *                                          64,540
          5,400      ULTRATECH STEPPER INC *                                 72,630
          7,100      UNIVERSAL ELECTRONICS INC *                            104,654
          4,200      VERITY INC *                                            44,604
                                                                        -----------
                     TOTAL TECHNOLOGY                                     6,446,316

                     TRANSPORTATION 2.77%
          5,700      ATLAS AIR INC *                                         73,587
          2,700      CNF INC                                                 59,643
          4,500      LANDSTAR SYSTEMS INC *                                 322,515
          3,500      MIDWEST EXPRESS HLDGS INC *                             38,850
         10,400      POLARIS INDS PARTNERS INC                              467,584
         12,000      RAILAMERICA INC *                                      139,800
          6,700      RYDER SYS INC                                          125,290
          7,400      SKYWEST INC                                            135,420
          4,900      STOLT-NIELSEN SA                                        68,355
         18,800      WERNER ENTERPRISES INC                                 407,020

              See Accompanying Notes to these Financial Statements.

PAR VALUE OR SHARES        DESCRIPTION                                       VALUE
-----------------------------------------------------------------------------------
          1,300      YELLOW CORP *                                      $     28,600
                                                                        ------------
                     TOTAL TRANSPORTATION                                  1,866,664

                     UTILITIES 3.08%
          9,400      AGL RES INC                                             194,110
          2,500      AMERICAN STS WTR CO                                      83,500
          2,000      CAL DIVE INTERNATIONAL INC *                             41,780
          2,100      CH ENERGY GROUP INC                                      83,937
          5,800      CLECO CORP                                              116,638
          4,800      HAWAIIAN ELEC INDS INC                                  178,656
          4,800      IDACORP INC                                             182,400
          2,700      NEW JERSEY RES CORP                                     121,500
         13,200      NEWPOWER HLDGS *                                         12,144
          7,100      OGE ENERGY CORP                                         153,786
          6,500      RGS ENERGY GROUP INC                                    249,275
         20,700      SIERRA PAC RES                                          300,357
          6,000      UNISOURCE ENERGY CORP                                    94,560
          8,400      WGL HOLDINGS INC                                        227,304
          1,200      WPS RES CORP                                             40,680
                                                                        ------------
                     TOTAL UTILITIES                                       2,080,627
                                                                        ------------
TOTAL COMMON STOCK (COST $58,908,034)                                     55,135,930

TOTAL INVESTMENTS AT VALUE 81.73% (COST $58,908,034)                      55,135,930

OTHER ASSETS IN EXCESS OF LIABILITIES 18.27%                              12,326,417

                                                                        ------------
NET ASSETS 100.00%                                                      $ 67,462,347
                                                                        ============

----------
*       Non-income producing security

             See Accompanying Notes to these Financial Statements.

                         COMMONFUND INSTITUTIONAL FUNDS
                          CIF INTERNATIONAL EQUITY FUND
              SCHEDULE OF INVESTMENTS OCTOBER 31, 2001 (UNAUDITED)

PAR VALUE OR SHARES        DESCRIPTION                                       VALUE
-----------------------------------------------------------------------------------
COMMON STOCK 92.38%

                     AUSTRALIA 3.38%
   16,821            AMCOR LTD                                          $    55,935
   24,200            AUSTRALIAN & NEW ZEALAND BANK GROUP                    217,850
  136,296            BHP BILLITON LTD                                       614,160
   94,000            DAVID JONES LTD                                         53,504
   16,190            FOODLAND ASSOC LTD                                      93,214
   85,306            FOSTERS BREWING GRP LTD                                208,383
   38,000            JOHN FAIRFAX HLDGS                                      65,194
  253,600            M.I.M. HLDGS LTD                                       125,407
    9,500            NATIONAL AUSTRALIA BANK LTD                            146,543
   40,000            NEWCREST MINING LTD                                     68,827
   17,718            NEWS CORP LTD                                          122,306
   90,900            OIL SEARCH LTD *                                        48,620
   40,100            OROGEN MINERALS                                         25,758
  150,000            PASMINCO LTD * **                                            -
   12,000            PUBLISHING & BROADCASTING LTD                           55,175
   60,484            QANTAS AIRWAYS LTD                                     119,944
   18,000            TABCORP HLDGS LTD                                       90,646
   42,200            WESTERN MNG CORP HLDG LTD                              198,674
   37,677            WESTPAC BANKING CORP                                   281,375
   50,000            WOOLWORTHS LTD                                         286,108
                                                                          ---------
                     TOTAL AUSTRALIA                                      2,877,623

                     AUSTRIA 0.07%
      600            BBAG OEST BRAU-BETEILIGUNGS AG                          22,660
      650            ERSTE BANK                                              28,687
      450            FLUGHAFEN WIEN AG                                       10,619
                                                                          ---------
                     TOTAL AUSTRIA                                           61,966

                     BELGIUM 0.64%
      550            ALMANIJ ALGEM MAATSCH VOOR NIJV                         15,852
    6,000            DEXIA                                                   92,682
      500            ELECTRABEL                                             104,706
    2,500            FORTIS B                                                58,996
      100            G.I.B. HLDGS                                             4,598
    3,961            GROUPE BRUXELLES LAMBERT SA                            196,222
      500            SOLVAY                                                  26,908
    1,200            UCB SA                                                  45,741
                                                                          ---------
                     TOTAL BELGIUM                                          545,705

                     BRAZIL 0.16%
    4,700            UNIBANCO-UNIAO DE BANCOS BRASILEIROS SA GDR             73,931
    4,100            VOTORANTIM CELULOSE E PAPEL SPON ADR                    59,450
                                                                          ---------
                     TOTAL BRAZIL                                           133,381

                     CANADA 0.80%
    5,400            AIR CANADA *                                             8,985
    3,000            INCO LTD *                                              41,126
    2,000            NEXEN INC                                               41,283
    5,000            NORSKE SKOG CANADA LTD *                                17,522
   12,500            NORTEL NETWORKS CORP                                    72,876
   18,000            PLACER DOME INC                                        208,748
    4,000            ROTHMANS INC                                            82,314
    7,000            TECK CORP CL B                                          45,443

              See Accompanying Notes to these Financial Statements.

PAR VALUE OR SHARES        DESCRIPTION                                       VALUE
-----------------------------------------------------------------------------------
   17,000            TEMBEC INC *                                       $   113,040
    3,000            TRIZEC HAHN CORP SUB VTG                                47,744
                                                                          ---------
                     TOTAL CANADA                                           679,081

                     CHINA 0.01%
   54,000            PETROCHINA CO                                           10,177
                                                                          ---------
                     TOTAL CHINA                                             10,177

                     DENMARK 0.71%
   15,001            NOVO NORDISK A/S-B                                     608,720
                                                                          ---------
                     TOTAL DENMARK                                          608,720

                     FINLAND 2.18%
    2,800            HARTWALL OYJ ABP                                        51,322
   18,000            M-REAL OYJ CL B                                        111,705
   19,400            METSO OYJ                                              189,588
   47,700            NOKIA CORP SPON ADR                                    978,327
   18,829            NOKIA OYJ                                              393,964
    4,000            UPM-KYMMENE OY                                         130,061
                                                                          ---------
                     TOTAL FINLAND                                        1,854,967

                     FRANCE 8.70%
    3,000            ACCOR SA                                                94,222
    1,100            AGF - ASSUR GEN DE FRANCE                               50,826
    1,300            AIR LIQUIDE SA                                         175,402
    7,626            AVENTIS SA                                             561,519
    2,000            AXA COMPANY                                             43,774
    4,400            BIC                                                    135,181
    1,000            BNP PARIBAS SA                                          83,225
   22,659            BOUYGUES                                               693,905
    1,700            C.G.I.P.                                                45,783
    1,700            CARREFOUR SUPERMARCHE                                   87,048
      800            CIE DE ST-GOBAIN                                       111,327
      350            CLUB MEDITERRANEE                                       11,027
      600            ETABLISSEMENTS ECONOMIQUES DUC CASINO
                     GUICHARD PERRACHON SA                                   44,936
    1,950            GROUPE DANONE                                          225,693
      300            IMERYS SA                                               26,670
    6,342            LAFARGE SA                                             563,798
      800            LAGARDERE GROUPE SCA                                    28,232
    4,000            LVMH-MOET HENNESSY LOUIS VUITTON                       141,122
    5,900            MICHELIN CIE GLE DES ETABL                             182,434
    3,400            PECHINEY CL A                                          156,181
    5,800            PSA PEUGEOT CITROEN                                    235,866
   18,822            SANOFI-SYNTHELABO SA                                 1,241,805
    4,000            SCHNEIDER ELECTRIC SA                                  160,253
    1,000            SOPHIA (EX-SFI)                                         27,814
   10,300            ST MICROELECTRONICS NV (NEW YORK SHARES)               288,091
   28,467            SUEZ LYONNAISE DES EAUX                                895,613
    1,765            TECHNIP SA                                             199,671
   19,780            TELEVISION FRANCAISE                                   444,684
    2,250            TOTAL FINA ELF                                         316,146
    3,000            VIVENDI UNIVERSAL                                      140,239
                                                                          ---------
                     TOTAL FRANCE                                         7,412,487

              See Accompanying Notes to these Financial Statements.

PAR VALUE OR SHARES        DESCRIPTION                                       VALUE
-----------------------------------------------------------------------------------
                     GERMANY 6.57%
    4,000            ADIDAS-SALOMON AG                                  $   225,896
    3,400            AIXTRON AG                                              64,249
    1,087            ALLIANZ AG VINKULIERT                                  256,318
   10,966            BAYER AG                                               325,944
   12,545            BAYERISCHE MOTOREN WERKE AG                            373,328
    9,200            BILFINGER & BERGER BAU AG                              174,844
    4,000            BRAU UND BRUNNEN *                                      64,490
   12,400            CONTINENTAL AG                                         126,318
   17,100            DAIMLER CHRYSLER AG                                    596,826
    4,700            DEUTSCHE BANK AG                                       261,575
   13,300            DEUTSCHE LUFTHANSA AG                                  140,158
   15,900            DEUTSCHE TELEKOM AG REGD                               246,180
    2,600            E.ON AG                                                135,591
    4,500            EPCOS AG                                               193,903
    3,000            FRAPORT AG *                                            56,744
   12,600            INFINEON TECHNOLOGIES AG                               190,093
    8,100            K&S AG                                                 138,618
    3,000            KOLNISCHE RUECKVERSICHERUNGS *                         185,121
   10,809            MERCK KGAA NPV                                         381,151
   12,500            METRO AG                                               411,057
    5,000            MG TECHNOLOGIES AG                                      38,235
   10,000            RHEINMETAL AG                                          102,860
    4,000            RWE AG                                                 158,163
    1,894            SAP AG                                                 196,181
    2,150            SIEMENS AG                                             104,242
    5,300            STINNES                                                 94,519
    7,333            SUEDZUCKER AG                                          102,375
    6,000            VILLEROY & BOCH AG                                      54,853
    7,900            VOLKSWAGEN AG                                          202,081
                                                                          ---------
                     TOTAL GERMANY                                        5,601,913

                     GREECE 0.14%
    7,200            HELLENIC TELECOM ORGANIZATION SA                       116,731
                                                                          ---------
                     TOTAL GREECE                                           116,731

                     HONG KONG 3.92%
  214,000            AMOY PPTYS                                             222,231
   98,000            BEIJING ENTERPRISES                                    121,872
   57,000            CHEUNG KONG HLDGS                                      482,308
  123,000            CHINA MOBILE *                                         372,942
  115,200            DAIRY FARM INTL HLDGS *                                 70,272
   15,000            HENDERSON LAND DEVELOPMENT CO                           48,173
  149,600            HKR INTL                                                33,180
   70,000            HONG KONG ELECTRIC HLDGS                               265,641
  273,000            HONG KONG LAND HLDG                                    439,530
   40,000            HUTCHISON WHAMPOA                                      324,359
   73,223            HYSAN DEVELOPMENT                                       60,080
  106,000            JOHNSON ELECTRIC HLDGS                                  92,410
   72,000            LI & FUNG                                               68,769
  100,000            LIU CHONG HING BANK                                     87,820
  184,000            NEW WORLD DEVELOPMENT CO                               126,205
  370,000            PACIFIC CENTURY CYBERWORKS *                            99,615
   40,000            SHANGHAI INDUSTRIAL HLDG LTD                            67,179
   26,000            SOUTH CHINA MORNING POST HLDGS                          13,750
   36,000            SWIRE PACIFIC LTD CL A                                 150,462

              See Accompanying Notes to these Financial Statements.

PAR VALUE OR SHARES        DESCRIPTION                                       VALUE
-----------------------------------------------------------------------------------
  150,000            SWIRE PACIFIC LTD CL B                             $    87,500
  150,000            WHEELOCK & CO LTD                                      108,654
                                                                          ---------
                     TOTAL HONG KONG                                      3,342,952

                     INDIA 0.20%
    8,000            GAS AUTH OF INDIA LTD SPON GDR 144A ***                 58,800
    7,500            ICICI LTD SPON ADR                                      52,200
    6,000            VIDESH SANCHAR NIGAM LTD GDR REG S                      58,200
                                                                          ---------
                     TOTAL INDIA                                            169,200

                     IRELAND 1.19%
   34,000            ALLIED IRISH BANKS PLC                                 329,206
   21,400            CRH PLC                                                331,530
    5,253            ELAN PLC SPON ADR *                                    239,799
   11,000            IRISH PERMANENT PLC                                    116,415
                                                                          ---------
                     TOTAL IRELAND                                        1,016,950

                     ITALY 3.45%
   38,400            ASSICURAZIONE GENERALI                               1,053,170
    6,400            BANCA TOSCANA SPA                                       18,735
   16,000            ENEL SPA                                                90,214
  103,980            ENI SPA                                              1,303,675
    1,500            FIAT SPA                                                24,454
      800            IFI ISTIT FIN INDUSTR SPA PRIV                          18,158
    6,200            INTESABCI SPA                                           14,519
   15,000            ITALGAS (SOC ITAL)                                     127,404
    4,200            RAS SPA                                                 50,427
   12,000            RINASCENTE (LA) PERS LESDI GRAND MAG                    42,477
    1,700            SAN PAOLO-IMI SPA                                       17,869
    6,000            TELECOM ITALIA MOBILE DI RISP                           22,049
    6,600            TELECOM ITALIA SPA                                      55,107
   10,700            TELECOM ITALIA SPA DI RISP                              51,850
   14,000            UNICREDITO ITALIAN                                      51,700
                                                                          ---------
                     TOTAL ITALY                                          2,941,808

                     JAPAN 19.71%
    1,300            ACOM CO LTD                                            108,541
    2,400            ACOM CO LTD 144A ***                                   200,384
    5,300            ADVANTEST                                              272,783
   14,000            AEON CO LTD                                            300,233
    3,300            AIFUL CORP                                             258,813
    3,000            ARISAWA MFG CO                                          54,164
    2,000            BANDAI CO                                               58,658
   10,000            BANK OF FUKUOKA LTD                                     39,786
    3,600            C&S CO LTD                                              99,408
    5,000            CANON INC                                              145,419
       16            CENTRAL JAPAN RAILWAY                                  111,891
   21,800            CHUBU ELECTRIC PWR                                     469,286
    7,000            CHUDENKO CORP                                          108,827
   23,000            CHUGAI PHARMACEUTICAL                                  336,155
    1,300            CREDIT SAISON CO                                        31,118
    5,000            DAIICHI PHARMACEUTICAL                                 117,438
    6,000            DAIKIN INDS LTD                                         86,761
   10,000            DAIMARU INC                                             45,505
   24,000            DAIWA SECS GROUP                                       156,856
        7            EAST JAPAN RAILWAY CO                                   40,774
    2,000            FUJI HEAVY INDS                                          9,787

              See Accompanying Notes to these Financial Statements.

PAR VALUE OR SHARES        DESCRIPTION                                       VALUE
-----------------------------------------------------------------------------------
    4,000            FUJI PHOTO FILM LTD                                $   132,021
       21            FUJI TELEVISION NETWORK INC                             91,614
    5,000            FURUKAWA ELECTRIC CO                                    28,839
    2,000            HITACHI CAPITAL                                         38,887
   26,000            HITACHI LTD                                            177,362
    9,000            HONDA MOTOR CO                                         322,781
    3,000            HOSIDEN CORP                                            49,018
    4,000            HOYA CORP                                              238,879
   46,000            JAPAN AIRLINES                                         112,740
    5,000            JAPAN AIRPORT TERMINAL CO                               40,889
   25,000            JAPAN ENERGY CORP                                       42,278
    6,000            KAO CORP                                               142,151
    1,000            KEYENCE CORP                                           152,363
    4,000            KIRIN BEVERAGE CORP                                     78,592
   11,000            KONICA CORP                                             56,705
    1,000            KYOCERA CORP                                            68,053
    2,600            MABUCHI MOTOR CORP                                     214,534
    6,000            MARUI CO LTD                                            81,222
    2,500            MATSUSHITA COMMUNICATION IND                            70,259
    9,000            MINEBEA CO                                              46,763
   38,000            MITSUBISHI CORP                                        291,197
   38,000            MITSUBISHI ESTATE CO LTD                               371,602
   45,000            MITSUBISHI HEAVY IND CO LTD                            151,464
    8,000            MITSUBISHI RAYON CO                                     20,653
   15,000            MITSUI & CO                                             88,477
   33,000            MITSUI FUDOSAN                                         335,109
   73,000            MITSUI SUMITOMO INSURANCE CO                           405,539
    6,600            MURATA MANUFACTURING CO LTD                            414,101
   57,000            NEC CORP                                               516,891
   32,000            NIKKO CORDIAL CORP                                     172,803
   21,000            NIKON CORP                                             161,439
    7,100            NINTENDO CO                                          1,095,119
    5,000            NIPPON MEAT PACKERS INC                                 45,546
   13,000            NIPPON MITUSUBISHI OIL CORP                             69,246
       61            NIPPON TEL & TEL CORP                                  251,166
   72,000            NISSAN MOTOR CO                                        317,634
    3,000            NISSIN FOOD PRODUCTS                                    62,865
   15,000            NOMURA HOLDINGS INC                                    197,296
       74            NTT DOCOMO INC                                       1,003,554
    3,000            PIONEER CORP                                            57,596
    2,900            PROMISE CO LTD                                         187,639
   26,000            RICOH CORP LTD                                         433,316
    3,100            ROHM CO                                                329,995
    2,000            RYOHIN KEIKAKU CO LTD                                   47,710
    8,000            SANKYO CO                                              155,549
    1,000            SANYO ELECTRIC CO LTD                                    4,771
    5,200            SEGA ENTERPRISES *                                     101,319
   21,000            SEKISUI HOUSE                                          169,160
    3,000            SHIMACHU CO                                             44,557
   10,000            SHIN-ETSU CHEMICALS CO                                 329,235
   25,000            SHIONOGI & CO                                          447,286
   12,700            SONY CORP                                              480,381
      300            SONY CORP ADR                                           11,460
   13,000            SUMITOMO CHEMICAL                                       49,598
   12,000            SUMITOMO MITSUI BANKING CORP                            74,213
    7,000            SUMITOMO TRUST & BKG CO                                 39,002

              See Accompanying Notes to these Financial Statements.

PAR VALUE OR SHARES        DESCRIPTION                                       VALUE
-----------------------------------------------------------------------------------
   17,000            SUZUKI MOTOR CORP                                  $   174,576
   11,000            TAIHEIYO CEMENT CORP                                    23,095
    6,000            TAIYO YUDEN CO                                          81,173
    6,000            TAKEDA CHEMICAL INDS                                   290,674
      270            TAKEFUJI CORP                                           22,411
    9,000            TANABE SEIYAKU CO                                       97,055
    2,000            TDK CORP                                                88,885
    2,500            TERUMO CORP                                             41,359
    8,000            TODA CORP                                               27,058
    1,300            TOKYO ELEC POWER CO INC                                 32,286
    9,600            TOKYO ELECTRON                                         394,494
   80,000            TOKYO GAS                                              249,009
    5,000            TOKYO SEIMITSU                                         120,502
   43,000            TOKYU CORP                                             193,914
    4,000            TOPPAN PRINTING CO                                      37,221
   54,000            TORAY INDS INC                                         148,670
    1,272            TOSTEM INAX HLDG CORP                                   17,666
   10,000            TOYO SUISAN KAISHA LTD                                  96,238
       29            UFJ HLDGS *                                            129,357
    1,000            USHIO INC                                               12,483
       28            WEST JAPAN RAILWAY CO                                  153,490
    8,000            YAMAHA CORP                                             63,396
    3,000            YAMANOUCHI PHARMACEUTICAL CO                            88,967
    2,000            YAMATO TRANSPORT CO LTD                                 37,498
                                                                          ---------
                     TOTAL JAPAN                                         16,794,502

                     LUXEMBOURG 0.10%
      800            SOCIETE EUROPEENNE SATELLITE                            87,188
                                                                          ---------
                     TOTAL LUXEMBOURG                                        87,188

                     MEXICO 0.98%
   16,300            AMERICA MOVIL SA DE CV                                 244,500
   40,000            CONTROLADORA COMMERCL MEXICANA CL B & C                 24,211
    2,500            GRUPO AEROPORTUARIO SUR SPON ADR *                      30,750
   15,700            TELEFONOS DE MEXICO SA SPON ADR CL L                   534,742
                                                                          ---------
                     TOTAL MEXICO                                           834,203

                     NETHERLANDS 4.18%
   15,330            ABN AMRO HLDGS NV                                      234,179
   33,225            AEGON NV                                               834,929
    1,900            AKZO NOBEL NV                                           77,951
   11,000            ASM LITHOGRAPHY HLDGS NPV (NEW YORK SHARES) *          158,180
    6,745            ASM LITHOGRAPHY HLDGS NV *                              97,204
    3,100            FORTIS AMEV NV                                          73,434
    5,000            HAGEMEYER NV                                            71,606
   19,150            HEINEKEN NV                                            704,597
    5,800            ING GROEP NV                                           144,706
    2,472            KONINKLIJKE AHOLD NV                                    69,601
   24,168            KONINKLIJKE PHILIPS ELECTRS NV                         549,427
    5,832            KONINKLIJKE VENDEX KBB NV                               43,862
    3,600            LAURUS NV *                                             14,364
    3,500            ROYAL DUTCH PETROLEUM CO                               178,113
    1,500            TNT POST GROEP NV                                       29,345
    1,500            UNILEVER NV                                             78,631
    5,100            VNU NV                                                 148,832

              See Accompanying Notes to these Financial Statements.

PAR VALUE OR SHARES        DESCRIPTION                                       VALUE
-----------------------------------------------------------------------------------
    1,500            VOPAK (KONINKLIJKE)                                $     23,103
      700            WERELDHAVE NV                                            33,101
                                                                           ---------
                     TOTAL NETHERLANDS                                     3,565,165

                     NEW ZEALAND 0.31%
  116,000            AIR NEW ZEALAND LTD B                                    13,890
   68,000            CARTER HOLT HARVEY LTD                                   40,150
   34,500            FLETCHER BUILDING LTD                                    38,462
    8,000            LION NATHAN LTD                                          17,399
   80,996            TELECOM CORP OF NEW ZEALAND                             154,842
                                                                           ---------
                     TOTAL NEW ZEALAND                                       264,743

                     NORWAY 0.97%
    4,300            NORSK HYDRO ASA                                         164,128
   11,000            NORSKE SKOGINDUSTRIER - A FREE                          172,156
   17,300            PETROLEUM GEO SERVICES ASA *                            104,211
    6,000            PROSAFE ASA *                                            75,663
   44,700            STATOIL ASA CMN *                                       309,525
                                                                           ---------
                     TOTAL NORWAY                                            825,683

                     PORTUGAL 0.26%
   30,000            ELECTRICIDADE DE PORTUGAL SA                             72,146
   18,870            PORTUGAL TELECOM SA *                                   149,567
                                                                           ---------
                     TOTAL PORTUGAL                                          221,713

                     SINGAPORE 1.41%
  150,000            ALLGREEN PPTYS                                           76,057
   64,000            JARDINE STRATEGIC HLDGS LTD                             153,600
    8,000            OVERSEAS-CHINESE BANKING CORP                            46,045
   21,000            SINGAPORE AIRLINES                                       97,270
   40,000            SINGAPORE LAND                                           74,988
   52,000            SINGAPORE TELECOM CUFFS *                                48,805
  529,000            SINGAPORE TELECOM LTD 144A ***                          501,655
  120,000            SMART CORP LTD                                           49,992
   27,000            UNITED OVERSEAS BANK                                    150,962
                                                                           ---------
                     TOTAL SINGAPORE                                       1,199,374

                     SOUTH AFRICA 0.56%
   30,000            GOLD FIELDS                                             141,927
   34,500            HARMONY GOLD MINING LTD ADR                             200,543
   15,000            LIBERTY GROUP LTD                                        85,283
  250,000            MARRIOTT PROPERTY FUND                                   45,347
                                                                           ---------
                     TOTAL SOUTH AFRICA                                      473,100

                     SOUTH KOREA 1.48%
   10,000            KOREA ELEC PWR CORP SPON ADR                             87,100
   14,000            KOREA TELECOM SPON ADR                                  291,760
   20,000            SAMSUNG CO                                               89,884
    9,625            SAMSUNG ELECTRONICS CO GDR                              707,437
    2,700            SAMSUNG FIRE AND MARINE INSURANCE                        84,440
                                                                           ---------
                     TOTAL SOUTH KOREA                                     1,260,621

                     SPAIN 1.51%
    2,650            ALTADIS SA SER A                                         43,560
   28,000            BANCO BILBAO VIZCAYA ARGENTARIA SA                      313,480
      500            BANCO POPULAR ESPANOL                                    16,798
    3,500            BANCO SANTANDER CENTRAL HISPANO                          26,953

              See Accompanying Notes to these Financial Statements.

PAR VALUE OR SHARES        DESCRIPTION                                       VALUE
-----------------------------------------------------------------------------------
    5,000            ENDESA SA                                          $    76,559
    1,000            GAS NATURAL SDG SA                                      17,969
    4,000            IBERDROLA SA                                            55,015
   16,200            INDITEX *                                              302,041
    3,000            RED ELECTRICA DE ESPANA                                 27,021
    6,000            REPSOL SA                                               87,008
   24,714            TELEFONICA SA *                                        296,947
    1,500            UNION ELECTRICA FENOSA                                  22,306
                                                                          ---------
                     TOTAL SPAIN                                          1,285,657

                     SWEDEN 1.06%
   15,300            ASSA ABLOY AB CL B                                     174,799
    8,900            AUTOLIV INC *                                          141,013
   50,000            ERICSSON (L.M.) TELEFONAKTIEBOLAGET SER B              217,211
   22,600            FORENINGSSPARBANKEN A                                  227,386
    3,988            GETINGE INDUSTRIER AB B SHS                             55,124
    7,000            SVENSKA HANDELSBANKEN AB CL A                           86,555
                                                                          ---------
                     TOTAL SWEDEN                                           902,088

                     SWITZERLAND 6.54%
    1,300            ABB LTD                                                 11,066
      330            COMPAGNIE FINANCIERE RICH AG CL A                      656,807
    9,247            CREDIT SUISSE GROUP                                    338,077
      150            FORBO HLDGS AG                                          42,715
      300            GEBERIT AG                                              59,710
      400            HERO AG                                                 52,177
      200            HOLCIM LTD CL B                                         38,520
      100            JELMOLI                                                 17,178
    3,671            NESTLE SA                                              762,122
   14,514            NOVARTIS AG                                            543,531
    2,900            ROCHE HOLDING AG                                       201,130
      125            SULZER MEDICA                                            2,909
   12,838            SWISS REINSURANCE                                      715,973
    3,999            SWISSCOM AG                                          1,110,629
      776            SYNGENTA AG *                                           39,682
   20,158            UBS AG - REGISTERED *                                  937,596
      175            ZURICH FINANCIAL SERVICES AG                            40,082
                                                                          ---------
                     TOTAL SWITZERLAND                                    5,569,904

                     TAIWAN 0.58%
   12,500            COMPAL ELECTRONICS GDR                                  49,782
   34,440            TAIWAN SEMICONDUCTOR MFG SPON ADR *                    444,620
                                                                          ---------
                     TOTAL TAIWAN                                           494,402

                     THAILAND 0.15%
   34,000            ELECTRICITY GENER (FOREIGN)                             26,996
   20,000            PTT EXPLORATION & PRODUCTION ALIEN MARKET               44,062
    5,000            SIAM CEMENT CO ALIEN MKT *                              54,127
                                                                          ---------
                     TOTAL THAILAND                                         125,185

                     UNITED KINGDOM 20.36%
    6,000            ABBEY NATIONAL                                          89,265
    6,000            ALLIANCE & LEICESTER PLC                                61,255
   10,000            ALLIED DOMECQ PLC                                       50,900
   19,032            AMVESCAP PLC                                           226,962
    1,886            ANGLO AMERICAN PLC                                      24,137
   19,300            ARM HOLDINGS PLC *                                      97,677

              See Accompanying Notes to these Financial Statements.

PAR VALUE OR SHARES        DESCRIPTION                                       VALUE
-----------------------------------------------------------------------------------
   39,522            ASTRAZENECA PLC                                    $ 1,780,275
    4,500            ASTRAZENECA PLC SPON ADR                               202,995
    7,200            AUTONOMY CORP *                                         30,785
   42,972            BAA PLC                                                343,405
  111,648            BAE SYSTEMS PLC                                        542,315
    3,500            BARCLAYS PLC                                           105,364
   39,500            BG GROUP PLC                                           149,500
    4,500            BHP BILLITON PLC                                        19,142
   63,863            BP PLC                                                 515,462
   26,000            BRAMBLES INDUSTRIES PLC *                              130,545
    8,000            BRITISH ENERGY PLC                                      28,330
   34,968            BRITISH SKY BROADCASTING PLC *                         391,576
   67,958            BRITISH TELECOMMUNICATIONS PLC                         343,933
   53,800            CENTRICA PLC                                           171,349
    9,500            CGNU PLC                                               113,981
   19,000            CHUBB PLC                                               38,753
   21,000            COMPASS PLC                                            153,160
    7,000            DIAGEO PLC                                              69,886
   43,000            DIMENSION DATA HLDG *                                   46,901
   15,000            DIXONS GROUP PLC                                        46,029
    7,500            ENTERPRISE OIL PLC                                      54,427
   11,100            FKI PLC                                                 24,860
    9,000            GALLAHER GROUP                                          60,862
   26,000            GKN PLC                                                100,485
   10,900            GLAXOSMITHKLINE PLC                                    293,260
   83,747            GRANADA PLC                                            158,636
    9,200            GREAT UNIVERSAL STORES PLC                              65,158
    9,000            HANSON PLC                                              61,648
   25,200            HAYS PLC                                                60,378
   58,727            HBOS PLC                                               661,902
    7,111            HSBC HLDGS PLC                                          77,923
    6,000            IMPERIAL CHEMICAL INDS                                  28,272
    8,000            IMPERIAL TOBACCO GROUP PLC                              99,998
   18,000            INTERNATIONAL POWER PLC *                               57,852
   30,000            INVENSYS PLC                                            27,486
   45,000            KIDDE PLC                                               35,994
    2,727            KINGFISHER PLC                                          12,691
   45,000            LATTICE GROUP                                          101,274
   18,000            LEGAL & GENERAL GROUP PLC                               39,528
  105,602            LLOYDS TSB GROUP PLC                                 1,065,824
    2,000            LONMIN PLC                                              22,978
  184,219            MARKS & SPENCER PLC                                    768,901
   25,900            NATIONAL GRID GROUP PLC                                183,812
    3,000            NORTHERN ROCK PLC                                       25,087
    6,000            P&O PRINCESS CRUISES PLC                                21,356
    6,000            P&O STEAM NAVIGATION                                    18,237
   16,400            PEARSON PLC                                            196,290
   15,000            PHS GROUP PLC *                                         19,088
    7,000            POWERGEN PLC                                            75,893
   29,800            PRUDENTIAL PLC                                         312,035
    9,000            RANK GROUP                                              24,607
   18,000            RENTOKIL INITIAL PLC                                    64,789
   29,500            REUTERS GROUP PLC                                      279,291
    2,000            RMC GROUP PLC                                           18,441
    7,000            ROYAL & SUN ALLIANCE INS GRP                            38,074
   32,040            ROYAL BANK OF SCOTLAND GROUP PLC                       766,500

              See Accompanying Notes to these Financial Statements.

PAR VALUE OR SHARES        DESCRIPTION                                       VALUE
-----------------------------------------------------------------------------------
   84,003            SAINSBURY PLC                                      $   459,343
   16,000            SCOTTISH & NEWCASTLE PLC                               119,369
    9,000            SCOTTISH & SOUTHERN ENERGY                              86,385
   28,546            SCOTTISH POWER                                         163,982
   10,000            SEVERN TRENT                                           103,764
  209,466            SHELL TRANS & TRDG PLC                               1,568,826
    6,500            SHIRE PHARMACEUTICALS GROUP *                           94,529
    6,000            SIX CONTINENTS PLC                                      54,536
   28,300            SMITHS GROUP PLC                                       280,689
   24,671            TOMKINS PLC                                             60,187
    7,500            TRINITY MIRROR                                          43,084
   51,300            UNILEVER PLC                                           372,655
   10,000            UNITED UTILITIES PLC                                    90,457
  915,298            VODAFONE GROUP PLC                                   2,116,477
    6,000            WOLSELEY PLC                                            39,092
                                                                        -----------
                     TOTAL UNITED KINGDOM                                17,351,094

                     UNITED STATES 0.10%
    8,000            FREEPORT MCMORAN COPPER CL B *                          88,800
                                                                        -----------
                     TOTAL UNITED STATES                                     88,800
TOTAL COMMON STOCKS                                                     -----------
 (COST $96,024,274)                                                      78,717,083

DEBT 0.24%
JPY 6,000,000        FUJI INTERNATIONAL FINANCE 0.250% 02/01/2002            25,705
JPY 27,000,000       SANWA INTERNATIONAL FINANCE BERM 1.250%
                     08/01/2005                                             159,368
EUR 21,000           HELLENIC EXCHANGE FINANCE REG S CONVERTIBLE
                     2.000% 08/02/2005                                       20,825
                                                                        -----------
TOTAL DEBT (COST $295,376)                                                  205,898

PREFERRED STOCK 0.30%
    7,000            BAYERISCHE MOTOREN WERKE AG PFD *                      143,752
    2,200            FIAT SPA PFD                                            24,670
12,000,000           UFJ INTL FIN BERM TR FOREIGN CONV PFD 144A * ***        86,761
                                                                        -----------
TOTAL PREFERRED STOCK (COST $269,709)                                       255,183

WARRANTS 0.00%
    1,700            C.G.I.P. WARRANTS *                                        490
                                                                        -----------
TOTAL WARRANTS (COST $0)                                                        490

TOTAL INVESTMENTS AT MARKET VALUE 92.92% (COST $96,589,359)              79,178,654

OTHER ASSETS IN EXCESS OF LIABILITIES 7.08%                               6,029,981
                                                                        -----------

NET ASSETS 100.00%                                                      $85,208,635
                                                                        ===========

         See Accompanying Notes to these Financial Statements.

PAR VALUE OR SHARES               DESCRIPTION                         VALUE
-----------------------------------------------------------------------------------
INDUSTRY SECTOR BREAKDOWN                                    % OF TOTAL INVESTMENTS
-----------------------------------------------------------------------------------
                              FINANCIAL SERVICES                              17.24%
                              TECHNOLOGY                                      16.65
                              CAPITAL GOODS                                   11.13
                              CONSUMER DURABLES                               10.51
                              HEALTH CARE                                     10.43
                              ENERGY                                           7.15
                              CONSUMER NON-DURABLES                            6.57
                              UTILITIES                                        4.94
                              BASIC INDUSTRIES                                 4.91
                              CONSUMER SERVICES                                4.17
                              REAL ESTATE (PUBLICLY TRADED)                    3.04
                              TRANSPORTATION                                   1.56
                              TELECOMMUNICATIONS                               1.10
                              OTHER                                            0.60
                             ------------------------------------------------------
                              TOTAL                                          100.00%

---------------------------------------
*         Non-income producing security

**        Bankrupt issuer.

*** Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, to qualified institutional buyers. At October 31, 2001, these securities amounted to $847,600 or 0.99% of net assets.

ADR       American Depositary Receipt

GDR       Global Depositary Receipt

SPON ADR  Sponsored ADR

JPY       Japanese Yen

EUR       Euro

              See Accompanying Notes to these Financial Statements.


PAR VALUE                        DESCRIPTION                                                    VALUE
----------------------------------------------------------------------------------------------------------------
FORWARD FOREIGN CURRENCY CONTRACTS
----------------------------------------------------------------------------------------------------------------
                                                                                                 NET UNREALIZED
         SETTLEMENT          DELIVER/           UNITS OF          COST ON                         APPRECIATION
            DATE              RECEIVE           CURRENCY     ORIGINATION DATE     VALUE          (DEPRECIATION)
----------------------------------------------------------------------------------------------------------------
              Buys
          11/02/01            JPY              3,051,985   $      25,016      $  24,937       $             (79)
          11/05/01            CHF                 16,952          10,385         10,382                      (3)
          11/05/01            JPY              2,732,312          22,344         22,329                     (15)
          11/08/01            EUR                181,829         160,000        163,722                   3,722
          11/16/01            EUR                206,434         185,000        185,819                     819
           1/29/02            EUR                316,640         282,000        284,216                   2,216
----------------------------------------------------------------------------------------------------------------
TOTAL                                                                                         $           6,660
             Sales
          11/01/01            AUD                 45,105   $      22,754      $  22,758       $              (4)
          11/02/01            GBP                  3,534           5,128          5,139                     (11)
          11/05/01            AUD                100,596          50,622         50,753                    (131)
           2/28/02            JPY             27,643,050         235,000        227,465                   7,535
----------------------------------------------------------------------------------------------------------------
TOTAL                                                                                         $           7,389

CROSS CURRENCY CONTRACTS
----------------------------------------------------------------------------------------------------------------
                                                                                                   UNREALIZED
                                                                                                   GAIN (LOSS)
       SETTLEMENT DATE            CURRENCY TO BE DELIVERED         CURRENCY TO BE RECEIVED             US$
----------------------------------------------------------------------------------------------------------------
         11/01/01                    (110,000)      AUD                61,453      EUR             $       (155)
         11/02/01                  (1,200,000)      HKD               170,363      EUR                     (414)
         11/13/01                     (39,386)      GBP                62,937      EUR                     (580)
         11/15/01                 (22,713,020)      JPY               208,800      EUR                    2,222
         11/21/01                 (20,343,390)      JPY               186,568      EUR                    1,484
         11/30/01                 (19,615,200)      JPY               275,301      CHF                    8,061
         12/20/01                    (725,316)      HKD               148,856      CHF                   (1,825)
         12/21/01                  (7,002,600)      JPY                64,659      EUR                      732
         12/27/01                 (23,178,000)      JPY               316,337      CHF                    3,732
          1/15/02                 (16,544,805)      JPY               152,150      EUR                      840
          1/18/02                 (38,609,880)      JPY               354,838      EUR                    1,662
          1/23/02                 (18,312,960)      JPY               169,863      EUR                    2,117
          2/28/02                 (40,385,070)      JPY               376,832      EUR                    5,653
          3/18/02                 (67,400,840)      JPY               663,531      EUR                   39,635
          3/25/02                  (1,789,334)      SEK               267,424      CHF                   (3,277)
          3/26/02                     (46,515)      GBP                75,733      EUR                      753
          3/28/02                (102,790,500)      JPY               989,198      EUR                   39,359
          4/26/02                    (392,031)      GBP               630,955      EUR                      185
          5/28/02                 (13,898,010)      JPY               130,780      EUR                    2,090
----------------------------------------------------------------------------------------------------------------
TOTAL                                                                                              $    102,274

-----------------------------------------
CURRENCY CODE KEY

AUD         AUSTRALIAN DOLLAR

CHF         SWISS FRANC

EUR         EUROPEAN CURRENCY UNIT

GBP         UK POUND

HKD         HONG KONG DOLLAR

JPY         JAPANESE YEN

SEK         SWEDISH KRONA

              See Accompanying Notes to these Financial Statements.

                         COMMONFUND INSTITUTIONAL FUNDS
                          CIF CORE PLUS BOND FUND
              SCHEDULE OF INVESTMENTS OCTOBER 31, 2001 (UNAUDITED)

PAR VALUE OR SHARES              DESCRIPTION                                                    VALUE
---------------------------------------------------------------------------------------------------------------
ASSET BACKED SECURITIES 8.00%
$    1,300,000                   CONSECO FINANCE SECS CORP 00-6 CL A5
                                 7.270% 9/1/2032                                                $     1,398,369
       700,000                   CONSECO FINANCE SECS CORP 01-1 CL A5
                                 6.990% 7/1/2032                                                        736,090
     4,650,000                   FINGERHUT MASTER TR 98-1 CL B 6.290% 2/15/2005                       4,687,429
       400,000                   HAROT 01-3 CL A3 3.400% 2/18/2005                                      403,305
       475,000                   HONDA AUTO RECEIVABLES OWNER TR 01-2 CL A3
                                 4.670% 3/18/2005                                                       488,763
       971,017                   LONG BEACH MORTGAGE LOAN TR 01-2 CL A2
                                 4.110% 6/25/2031                                                       971,940
     1,000,000                   METRIS MASTER TR 01-3 CL A 2.693% 7/21/2008                            999,273
       570,000                   NISSAN AUTO TR 144A 7.800% 5/20/2003 *                                 594,048
       400,000                   STANDARD CREDIT CARD MASTER TR 95-1 CL A
                                 8.250% 1/7/2007                                                        452,279
       472,432                   SYSTEMS 2001 ASSET TR 01-G 144A 6.664% 9/15/2013 *                     503,054
     1,503,319                   XEROX EQUIPMENT LEASE OWNERS TR 01-1 CL A 144A
                                 4.525% 2/15/2008 *                                                   1,507,078
                                                                                                ---------------
TOTAL ASSET BACKED SECURITIES  (COST $12,552,463)                                                     12,741,628

COLLATERALIZED MORTGAGE OBLIGATIONS 2.16%

                                 PRIVATE LABEL CMO'S 1.54%
       868,749                   ASSET SEC CORP 96-D2 CL A1 6.920% 2/14/2029                            931,065
       400,000                   CAPCO AMERICA SEC 98-D7 CL A1B 6.260% 9/15/2008                        423,237
       300,000                   LB COMMERCIAL MORTGAGE TR 98-C1 CL A1
                                 6.480% 1/18/2008                                                       320,311
       500,000                   STRUCTURED ASSET SEC CORP 96-CFL CL G
                                 7.750% 2/25/2028                                                       552,194
       226,305                   WASHINGTON MUTUAL 00-1 CL A1 2.951% 6/25/2024                          226,350
                                                                                                ---------------
                                 TOTAL PRIVATE LABEL CMO'S                                            2,453,157

                                 U.S. AGENCY CMO'S 0.62%
       989,492                   FNMA WHOLE LOAN 01-W2 CL AS1 4.490% 8/25/2028                          990,499
                                                                                                ---------------
                                 TOTAL U.S. AGENCY CMO'S                                                990,499
                                                                                                ---------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $3,360,953)                                           3,443,656

CORPORATE BONDS 24.35%

                                 BANKING & FINANCE 9.09%
       270,000                   ALLSTATE CORP 7.875% 5/1/2005                                          297,543
       600,000                   ANADARKO FINANCE CO 7.500% 5/1/2031                                    632,274
       250,000                   ASSOCIATES CORP NA SR NTS 5.800% 4/20/2004                             262,191
       700,000                   AT&T CAPITAL CORP (FRN) 144A 4.431% 8/6/2002 *                         699,945
       200,000                   AXA FINANCIAL INC 6.500% 4/1/2008                                      210,330
       625,000                   BANK OF AMERICA CORP SUB 7.400% 1/15/2011                              688,670
       295,000                   BANK ONE CORP 6.500% 2/1/2006                                          313,466
       500,000                   BANK ONE CORP SUB 7.875% 8/1/2010                                      565,640
       120,000                   BARCLAYS BANK PLC BDS 144A 8.550% 9/15/2049 *                          140,596
       200,000                   BEAR STEARNS CO INC NTS 6.500% 5/1/2006                                210,675
       400,000                   BOEING CAPITAL CORP 7.375% 9/27/2010                                   440,552
       150,000                   CALPINE CANADA ENERGY FINANCE ULC 8.500% 5/1/2008                      150,184
       250,000                   CIT GROUP INC 6.500% 2/7/2006                                          264,091
       310,000                   CITIGROUP INC 7.250% 10/1/2010                                         343,783
       548,638                   DRYDEN INVESTOR TR BDS 144A 7.157% 7/23/2008 *                         580,519
       300,000                   FORD MOTOR CR CO GBL LANDMARK BDS 7.500% 3/15/2005                     316,612
       200,000                   FORD MOTOR CR CO GBL LANDMARK BDS 7.375% 2/1/2011                      203,027
       250,000                   FORD MOTOR CR CO GBL LANDMARK NTS 7.875% 6/15/2010                     261,900

              See Accompanying Notes to these Financial Statements.


PAR VALUE OR SHARES              DESCRIPTION                                                    VALUE
---------------------------------------------------------------------------------------------------------------
$      260,000                   FORD MOTOR CREDIT CO 7.375% 10/28/2009                         $       263,710
       125,000                   FORD MOTOR CREDIT CO NTS 6.875% 2/1/2006                               127,952
       140,000                   GENERAL MTRS ACCEP CORP 6.750% 1/15/2006                               143,450
       475,000                   GENERAL MTRS ACCEP CORP 7.750% 1/19/2010                               496,471
       125,000                   GENERAL MTRS ACCEP CORP 6.875% 9/15/2011                               122,971
       125,000                   GENERAL MTRS ACCEP CORP 8.000% 11/1/2031                               126,066
       500,000                   GENERAL MTRS ACCEP CORP MTN (FRN) 3.110% 1/20/2004                     494,186
       350,000                   GOLDMAN SACHS GROUP INC SR UNSUB 7.800% 1/28/2010                      389,945
     1,010,000                   HANAREUM INTL FUNDING LTD 1A 1 144A 3.660% 12/14/2011 *              1,008,737
       300,000                   HELLER FINANCIAL INC NTS 8.000% 6/15/2005                              337,733
       300,000                   HOUSEHOLD FINANCE CORP 6.400% 6/17/2008                                314,439
     1,000,000                   LEHMAN BROS HLDG INC NTS 7.360% 12/15/2003                           1,070,710
       490,000                   LEHMAN BROS HLDG INC NTS 6.250% 5/15/2006                              512,261
       300,000                   MORGAN STANLEY DEAN WITTER & CO 6.750% 4/15/2011                       313,886
       100,000                   NISOURCE FINANCE CORP 7.875% 11/15/2010                                112,074
       175,000                   OSPREY TR/OSPREY I 144A 7.797% 1/15/2003 *                             127,076
        25,000                   POPULAR INC 6.125% 10/15/2006                                           25,293
       275,000                   PRUDENTIAL FDG LLC NTS 6.600% 5/15/2008                                290,179
        50,000                   SEARS ROEBUCK ACCEPTANCE 7.000% 2/1/2011                                50,931
        50,000                   SEARS ROEBUCK ACCEPTANCE 6.750% 8/15/2011                               50,106
       300,000                   SPRINT CAP CORP GTD 5.875% 5/1/2004++                                  308,672
        75,000                   SUN LIFE CANADA US CAPITAL 144A 8.526% 5/29/2049 *                      78,792
       405,000                   VERIZON GLOBAL FUNDING CORP 7.250% 12/1/2010                           444,477
       110,000                   VERIZON GLOBAL FUNDING CORP 7.750% 12/1/2030                           124,099
       240,000                   WACHOVIA CORP 4.950% 11/1/2006                                         239,537
       300,000                   WELLS FARGO FINANCIAL INC 5.875% 8/15/2008                             313,306
                                                                                                ---------------
                                 TOTAL BANKING & FINANCE                                             14,469,057

                                 BASIC INDUSTRIES 0.65%
        35,000                   AK STEEL CORP 9.125% 12/15/2006                                         34,825
       250,000                   AK STEEL CORP 7.875% 2/15/2009                                         233,750
        70,000                   AMERICAN STANDARD INC 7.375% 4/15/2005                                  71,400
        35,000                   BE AEROSPACE INC SR SUB NT 9.500% 11/1/2008                             27,825
        30,000                   CARAUSTAR INDUSTRIES INC 9.875% 4/1/2011                                30,600
        60,000                   DOW CHEMICAL CO 144A 5.250% 5/14/2004 *                                 62,577
        18,000                   IMC GLOBAL INC 10.875% 6/1/2008                                         18,450
        15,000                   IMC GLOBAL INC 144A 11.250% 6/1/2011 *                                  15,300
        10,000                   KB HOME SR SUB NTS 9.500% 2/15/2011                                      9,912
        50,000                   LYONDELL CHEMICAL CO 9.875% 5/1/2007                                    48,000
        57,000                   LYONDELL CHEMICAL CO SER A 9.625% 5/1/2007                              54,720
       165,000                   TEMBEC INDS INC GTD 8.500% 2/1/2011                                    173,662
        27,000                   TOLL CORP SR SUB NTS 8.250% 2/1/2011                                    26,662
       150,000                   UNITED TECH CORP 4.875% 11/1/2006                                      151,293
        75,000                   WEYERHAEUSER CO 5.950% 11/1/2008                                        75,495
                                                                                                ---------------
                                 TOTAL BASIC INDUSTRIES                                               1,034,471

                                 CABLE & MEDIA 1.32%
        20,000                   ADELPHIA COMMUNICATIONS CORP 10.250% 11/1/2006                          19,200
        39,000                   ADELPHIA COMMUNICATIONS SR NTS 10.875% 10/1/2010                        37,440
         2,000                   CHANCELLOR MEDIA CC GTD 8.000% 11/1/2008                                 2,112
       115,000                   CHARTER COMMUNICATIONS HLDGS 10.750% 10/1/2009                         120,462
        40,000                   CHARTER COMMUNICATIONS HLDGS 11.125% 1/15/2011                          42,300
       203,000                   CHARTER COMMUNICATIONS LLC SR NTS 8.625% 4/1/2009                      193,865
       119,000                   CLEAR CHANNEL COMMUNICATIONS SR SUB NTS SER B
                                 8.125% 12/15/2007                                                      124,355
        25,000                   COMCAST CABLE COMMUNICATIONS 8.875% 5/1/2017                            30,252

              See Accompanying Notes to these Financial Statements.


PAR VALUE OR SHARES              DESCRIPTION                                                    VALUE
---------------------------------------------------------------------------------------------------------------
$      300,000                   COMCAST CABLE COMMUNICATIONS SR NTS
                                 6.750% 1/30/2011                                               $       311,071
       170,000                   CSC HLDGS INC SR NTS 144A 7.625% 4/1/2011 *                            171,874
        60,000                   CSC HLDGS INC SR NTS SER B 8.125% 7/15/2009                             63,081
        55,000                   ECHOSTAR BROADBAND CORP 10.375% 10/1/2007                               57,475
        20,000                   EMMIS COMMUNICATIONS CORP 8.125% 3/15/2009                              19,050
        50,000                   FOX/LIBERTY NETWORKS SR NTS 8.875% 8/15/2007                            52,312
       165,000                   LENFEST COMMUNICATIONS SR SECD 8.375% 11/1/2005                        182,507
       500,000                   NEWS AMER HLDGS GTD 7.430% 10/1/2026                                   537,344
       120,000                   NEWS CORP HLDGS DEB 7.750% 12/1/2045                                   114,574
        20,000                   QUEBECOR MEDIA PRIV SENIOR NOTE 11.125% 7/15/2011                       20,900
                                                                                                ---------------
                                 TOTAL CABLE & MEDIA                                                  2,100,174

                                 CONSUMER NON-DURABLES 1.95%
        75,000                   ANHEUSER-BUSCH COS INC 5.625% 10/1/2010                                 76,866
       200,000                   ANHEUSER-BUSCH COS INC 6.800% 8/20/2032                                218,302
        38,000                   CONSTELLATION BRANDS INC 8.000% 2/15/2008                               39,330
        20,000                   FLEMING COMPANIES INC 10.500% 12/1/2004                                 20,100
        20,000                   FLEMING COMPANIES INC 144A 10.625% 7/31/2007 *                          20,150
        90,000                   HEINZ H.J. CO NTS 144A 6.625% 7/15/2011 *                               97,205
       150,000                   KELLOGG CO 6.600% 4/1/2011                                             159,028
       175,000                   KRAFT FOODS INC 5.625% 11/1/2011                                       174,907
       500,000                   NABISCO INC DEBS 7.550% 6/15/2015                                      555,858
       250,000                   PEPSI BOTTLING GROUP INC SR NTS 7.000% 3/1/2029                        272,950
       150,000                   PHILIP MORRIS DEB 7.750% 1/15/2027                                     161,897
       500,000                   PHILIP MORRIS NTS 7.000% 7/15/2005                                     538,587
       250,000                   PROCTER & GAMBLE CO DEB 8.500% 8/10/2009                               299,982
       430,000                   SARA LEE CORP 6.250% 9/15/2011                                         452,105
        23,000                   SMITHFIELD FOODS INC 144A 8.000% 10/15/2009 *                           23,863
                                                                                                ---------------
                                 TOTAL CONSUMER NON-DURABLES                                          3,111,130

                                 CONSUMER SERVICES 1.31%
       245,000                   AOL TIME WARNER INC 9.125% 1/15/2013                                   294,414
       580,000                   AOL TIME WARNER INC 7.625% 4/15/2031                                   608,538
        20,000                   ARGOSY GAMING CO SR SUB NT 10.750% 6/1/2009                             22,100
        30,000                   EXTENDED STAY AMERICA INC 9.875% 6/15/2011                              28,950
        67,000                   HARRAHS OPER CO INC GTD 7.875% 12/15/2005                               69,094
        55,000                   MOHEGAN TRIBAL GAMING SR SUB NTS 8.750% 1/1/2009                        57,475
       250,000                   PARK PL ENTMT SR SUB NTS 9.375% 2/15/2007                              254,375
        55,000                   RYLAND GROUP INC 8.000% 8/15/2006                                       53,350
        18,000                   SIX FLAGS INC 9.500% 2/1/2009                                           17,933
        85,000                   TRICON GBL RESTAURANTS INC SR NTS 8.875% 4/15/2011                      90,100
       500,000                   WAL MART STORES NTS 7.550% 2/15/2030                                   596,366
                                                                                                ---------------
                                 TOTAL CONSUMER SERVICES                                              2,092,695

                                 ENERGY 2.22%
        20,000                   AMERADA HESS CORP 5.900% 8/15/2006                                      20,586
       200,000                   AMERADA HESS CORP BDS 7.875% 10/1/2029                                 217,683
        20,000                   BAYTEX ENERGY LTD 10.500% 2/15/2011                                     19,000
        35,000                   CHESAPEAKE ENERGY CORP 144A 8.375% 11/1/2008 *                          34,738
        65,000                   CMS ENERGY CORP 7.625% 11/15/2004                                       64,812
        50,000                   CMS ENERGY CORP 9.875% 10/15/2007                                       53,979
        10,000                   CMS ENERGY CORP 8.900% 7/15/2008                                        10,326
       110,000                   CMS ENERGY CORP SR NTS 8.500% 4/15/2011                                112,791
        90,000                   COASTAL CORP 7.420% 2/15/2037                                           88,811
       150,000                   CONOCO FUNDING 6.350% 10/15/2011                                       152,434
       205,000                   CONOCO INC 5.900% 4/15/2004                                            213,488

              See Accompanying Notes to these Financial Statements.


PAR VALUE OR SHARES              DESCRIPTION                                                    VALUE
---------------------------------------------------------------------------------------------------------------
$       90,000                   CONSOLIDATED NATURAL GAS CO 5.375% 11/1/2006                   $        91,386
       150,000                   DTE ENERGY CO SR NTS 6.450% 6/1/2006                                   158,615
        69,000                   ECHOSTAR DBS CORP SR NTS 9.375% 2/1/2009                                70,380
       125,000                   EXELON CORP 6.750% 5/1/2011                                            130,797
        75,000                   KN ENERGY INC 7.250% 3/1/2028                                           75,172
        15,000                   NEWPARK RESOURCE INC 8.625% 12/15/2007                                  13,350
       150,000                   OCCIDENTAL PETROLEUM CORP 7.200% 4/1/2028                              154,802
        30,000                   OCEAN ENERGY INC GTD SER B 8.875% 7/15/2007                             31,350
        50,000                   OCEAN ENERGY INC GTD SER B 8.375% 7/1/2008                              52,000
        60,000                   PARKER & PARSLEY PETROLEUM 8.875% 4/15/2005                             62,340
       275,000                   PETROLIAM NASIONAL BERHD 144A 7.625% 10/15/2026 *                      252,865
       350,000                   PHILLIPS PETROLEUM CO NTS 8.750% 5/25/2010                             416,667
        75,000                   POGO PRODUCING CO 10.375% 2/15/2009                                     79,875
       500,000                   PROGRESS ENERGY INC NTS NCL 7.100% 3/1/2011                            539,558
       175,000                   PROGRESS ENERGY INC SR NTS 6.750% 3/1/2006                             186,545
        70,000                   R&B FALCON CORP 9.500% 12/15/2008                                       82,682
        10,000                   SESI LLC 8.875% 5/15/2011                                                9,450
        90,000                   TOSCO CORP NTS 8.125% 2/15/2030                                        104,083
        40,000                   VINTAGE PETROLEUM INC 7.875% 5/15/2011                                  40,400
                                                                                                ---------------
                                 TOTAL ENERGY                                                         3,540,965

                                 HEALTH CARE 0.97%
       500,000                   ELI LILLY & CO NTS 7.125% 6/1/2025                                     565,235
        20,000                   HCA INC 6.910% 6/15/2005                                                20,907
        10,000                   HCA INC 7.125% 6/1/2006                                                 10,475
        45,000                   HCA INC 7.250% 5/20/2008                                                47,409
        40,000                   HCA INC 8.750% 9/1/2010                                                 45,200
        70,000                   HEALTHSOUTH CORP 8.500% 2/1/2008                                        74,900
       325,000                   HEALTHSOUTH CORP SR SUB NTS 10.750% 10/1/2008                          363,188
        37,000                   ICN PHARMACEUTICALS INC SR NTS 144A 8.750% 11/15/2008 *                 40,885
       100,000                   OMNICARE INC 8.125% 3/15/2011                                          106,250
       250,000                   TENET HEALTHCARE CORP SR SUB NTS 8.625% 1/15/2007                      263,500
                                                                                                ---------------
                                 TOTAL HEALTH CARE                                                    1,537,949

                                 INDUSTRY   3.37%
        15,000                   AGCO CORP 9.500% 5/1/2008                                               15,450
       150,000                   ALLIED WASTE NORTH AMERICA INC 8.875% 4/1/2008                         153,750
       150,000                   ALLIED WASTE NORTH AMERICA INC 10.000% 8/1/2009                        151,875
        80,000                   AMERICAN AIRLINES INC 7.858% 10/1/2011                                  84,720
         8,000                   AMERICAN AXLE & MANUFACTURING INC 9.750% 3/1/2009                        8,220
        40,000                   AMERICAN STANDARD INC 8.250% 6/1/2009                                   41,800
        70,000                   AUTONATION INC 144A 9.000% 8/1/2008 *                                   68,950
        15,000                   D.R. HORTON INC 10.500% 4/1/2005                                        15,675
        20,000                   D.R. HORTON INC 7.875% 8/15/2011                                        19,150
       130,000                   DAIMLER CHRYSLER NA HLDG CORP 8.000% 6/15/2010                         136,790
       260,000                   DELTA AIR LINES INC 7.570% 11/18/2010                                  278,392
       100,000                   DELTA AIR LINES INC 6.619% 3/18/2011                                   102,309
        20,000                   DELTA AIR LINES INC 7.111% 9/18/2011                                    20,814
        35,000                   DRESSER INDUSTRIES INC 144A 9.375% 4/15/2011 *                          36,225
       610,000                   FORD MOTOR CO NTS 7.450% 7/16/2031                                     570,345
       510,000                   GENERAL MOTORS NOV FIN 6.850% 10/15/2008                               512,286
        10,000                   HANOVER EQUIPMENT TR 01-B 8.750% 9/1/2011                               10,400
        50,000                   HONEYWELL INTL INC 5.125% 11/1/2006                                     50,196
        80,000                   LEAR CORP 7.960% 5/15/2005                                              80,155
        50,000                   LEAR CORP SR NT SER B 8.110% 5/15/2009                                  50,642
       520,000                   LOCKHEED MARTIN CORP BDS 8.500% 12/1/2029                              634,612

              See Accompanying Notes to these Financial Statements.


PAR VALUE OR SHARES              DESCRIPTION                                                    VALUE
---------------------------------------------------------------------------------------------------------------
$      275,000                   LOCKHEED MARTIN CORP NTS 8.200% 12/1/2009                      $       319,557
        30,000                   NORTEK INC SR NTS SER B 9.250% 3/15/2007                                29,100
       118,000                   NORTEK INC SR NTS SER B 8.875% 8/1/2008                                113,280
        51,000                   PULTE CORP 144A 7.875% 8/1/2011 *                                       51,467
       300,000                   RAYTHEON CO NTS 6.150% 11/1/2008                                       303,025
        60,000                   SHULER HOMES CV 144A 9.375% 7/15/2009 *                                 60,900
        15,000                   STONE CONTAINER 9.750% 2/1/2011                                         15,788
        30,000                   TEEKAY SHIPPING CORP 8.875% 7/15/2011                                   30,788
        30,000                   TEREX CORP 8.875% 4/1/2008                                              28,500
       100,000                   TEREX CORP 144A 10.375% 4/1/2011 *                                     103,000
       100,000                   TYCO INTL GROUP SA 6.375% 6/15/2005                                    105,728
        50,000                   TYCO INTL GROUP SA 5.800% 8/1/2006                                      51,398
       160,000                   TYCO INTL GROUP SA 6.375% 10/15/2011                                   162,519
       125,000                   UNILEVER CAP CORP GTD 7.125% 11/1/2010                                 140,318
       225,000                   VIACOM INC GTD 7.700% 7/30/2010                                        251,168
       135,000                   WASTE MANAGEMENT INC GTD 7.375% 5/15/2029                              137,240
       120,000                   WASTE MANAGEMENT INC SR NTS 7.375% 8/1/2010                            128,325
       100,000                   WASTE MANAGEMENT INC SR NTS 7.125% 12/15/2017                           99,152
        16,000                   WCI COMMUNITIES INC 10.625% 2/15/2011                                   15,960
        75,000                   WESTINGHOUSE AIR 9.375% 6/15/2005                                       75,188
       100,000                   WMX TECHNOLOGIES 7.000% 10/15/2006                                     106,538
                                                                                                ---------------
                                 TOTAL INDUSTRY                                                       5,371,695

                                 REAL ESTATE (PUBLICLY TRADED) 0.31%
        70,000                   AVALONBAY COMMUNITIES INC 7.500% 12/15/2010                             74,985
       190,000                   CREDIT SUISSE FIRST BOSTON USA INC 5.875% 8/1/2006                     196,472
       200,000                   EOP OPERATING LP 7.375% 11/15/2003                                     212,276
        12,000                   HMH PPTYS INC SR NTS SER C 8.450% 12/1/2008                             10,560
                                                                                                ---------------
                                 TOTAL REAL ESTATE (PUBLICLY TRADED)                                    494,293

                                 TECHNOLOGY 0.41%
        10,000                   AMKOR TECH INC 9.250% 2/15/2008                                          8,500
        80,000                   BE AEROSPACE INC 8.875% 5/1/2011                                        60,000
        88,000                   CROWN CASTLE INTL CORP 9.375% 8/1/2011                                  76,560
       300,000                   ELECTRONIC DATA SYSTEMS NTS 7.125% 10/15/2009                          325,853
        52,000                   FLEXTRONICS INTL 9.875% 7/1/2010                                        54,080
       125,000                   NORTHROP GRUMMAN CORP 7.750% 2/15/2031                                 134,622
                                                                                                ---------------
                                 TOTAL TECHNOLOGY                                                       659,615

                                 TELECOMMUNICATIONS 1.59%
        30,000                   ALLEGIANCE TELECOM INC 12.875% 5/15/2008                                19,950
        43,000                   AMERICAN TOWER CORP 9.375% 2/1/2009                                     34,938
       200,000                   AT&T CORP 6.000% 3/15/2009                                             194,468
        50,000                   BELLSOUTH CORP 5.000% 10/15/2006                                        50,645
        35,000                   BRITISH TELECOM PLC BDS 8.625% 12/15/2030                               41,844
        45,000                   MARCONI CORP PLC BDS 8.375% 9/15/2030                                   16,166
       100,000                   MARCONI CORP PLC GTD 7.750% 9/15/2010                                   37,504
       100,000                   NEXTEL COMMUNICATIONS INC 9.500% 2/1/2011                               68,750
        90,000                   NEXTEL COMMUNICATIONS INC SR SERIAL
                                 9.375% 11/15/2009                                                       63,225
       320,000                   QWEST CAPITAL FUNDING INC 7.900% 8/15/2010                             341,162
       510,000                   QWEST CAPITAL FUNDING INC 144A 4.270% 7/8/2002 *                       510,729
        50,000                   QWEST CAPITAL FUNDING INC 144A 7.000% 8/3/2009 *                        50,213
        10,000                   SBA COMMUNICATION CORP 10.250% 2/1/2009                                  8,000
        10,000                   TIME WARNER TELECOM LLC 9.750% 7/15/2008                                 7,600
        15,000                   TIME WARNER TELECOM LLC 10.125% 2/1/2011                                11,400
       200,000                   VODAFONE GROUP PLC 7.750% 2/15/2010                                    223,845

              See Accompanying Notes to these Financial Statements.


PAR VALUE OR SHARES              DESCRIPTION                                                    VALUE
---------------------------------------------------------------------------------------------------------------
$      480,000                   WORLDCOM INC BDS 8.250% 5/15/2031                              $       491,499
       230,000                   WORLDCOM INC NTS 8.250% 5/15/2010                                      247,920
       100,000                   WORLDCOM INC NTS 7.500% 5/15/2011                                      103,067
                                                                                                ---------------
                                 TOTAL TELECOMMUNICATIONS                                             2,522,925

                                 TRANSPORTATION 0.22%
        15,000                   KANSAS CITY SOUTHERN RY GTD 9.500% 10/1/2008                            15,600
       325,000                   NORFOLK SOUTHERN CORP SR NTS 6.200% 4/15/2009                          335,460
                                                                                                ---------------
                                 TOTAL TRANSPORTATION                                                   351,060

                                 UTILITIES 0.94%
        80,000                   AES CORP SR NTS 9.500% 6/1/2009                                         75,400
        35,000                   AES CORP SR NTS 9.375% 9/15/2010                                        32,419
        45,000                   AES CORP SR SUB NTS 10.250% 7/15/2006                                   41,850
        47,000                   CALPINE CORP 8.500% 2/15/2011                                           47,295
       110,000                   DETROIT EDISON CO 6.125% 10/1/2010                                     112,842
       150,000                   DOMINION RESOURCES INC 8.125% 6/15/2010                                171,374
       750,000                   EL PASO CORP 7.800% 8/1/2031                                           773,999
       100,000                   HYDRO-QUEBEC GTD 6.300% 5/11/2011                                      107,266
       125,000                   WILLIAMS COS NTS 7.750% 6/15/2031                                      128,085
                                                                                                ---------------
                                 TOTAL UTILITIES                                                      1,490,530
                                                                                                ---------------
TOTAL CORPORATE BONDS (COST $37,787,719)                                                             38,776,559

FOREIGN DEBT 9.49%
       260,000                   BULGARIA FLIRB SER A 4.563% 7/28/2012                                  210,600
       118,800                   BULGARIA IAB (FRN) 4.563% 7/28/2011                                     93,110
     1,000,000                   BUNDESOBLIGATION 5.000% 8/19/2005                                      945,014
       750,000                   BUONI POLIENNALI DEL TES 5.000% 6/15/2003                              694,169
     2,890,000                   CANADIAN GOVERNMENT 6.000% 6/1/2011                                  1,974,511
       245,000                   COLOMBIA REP SOVEREIGN 11.750% 2/25/2020                               238,507
     2,930,000                   DEUTSCHLAND REP 5.500% 1/4/2031                                      2,783,671
       715,000                   FED REPUBLIC OF BRAZIL 11.000% 8/17/2040                               472,257
       800,417                   FED REPUBLIC OF BRAZIL C BOND 8.000% 4/15/2014                         543,083
     1,720,000                   GERMANY (FEDERAL REPUBLIC) BDS 5.250% 1/4/2011                       1,649,437
     1,735,000                   MEXICO GLOBAL BOND 11.500% 5/15/2026                                 2,173,088
       650,000                   NEW ZEALAND GOVERNMENT 6.000% 11/15/2011                               263,524
       327,407                   PANAMA - IRB 4.750% 7/17/2014                                          285,486
       429,536                   PANAMA - PDI 4.625% 7/17/2016                                          333,453
           798                   PANAMA - PDI CAPITALIZE 0.000% 7/17/2016                                   620
       260,000                   PERU - PDI 4.500% 3/7/2017                                             186,577
        65,000                   POLAND - NON-US GLOBAL REG'D 6.000% 10/27/2014                          64,025
       500,000                   QUEBEC PROV CDA DEBS 7.500% 9/15/2029                                  585,502
       135,710                   REPUBLIC OF COLOMBIA 9.750% 4/9/2011                                   141,477
       250,000                   REPUBLIC OF PANAMA 9.625% 2/8/2011                                     252,125
       100,000                   REPUBLIC OF PANAMA 9.375% 4/1/2029                                     103,350
       100,000                   REPUBLIC OF PERU 4.000% 3/7/2017                                        65,742
        85,000                   REPUBLIC OF PHILIPPINES GBL BDS 9.875% 1/15/2019                        69,381
       170,000                   REPUBLIC OF PHILIPPINES GBL BDS 9.500% 10/21/2024                      168,300
        76,000                   UNITED MEXICAN STATES 8.500% 2/1/2006                                   81,130
       440,000                   UNITED MEXICAN STATES 8.375% 1/14/2011                                 451,220
       300,000                   UNITED MEXICAN STATES 8.125% 12/30/2019                                285,000
                                                                                                ---------------
TOTAL FOREIGN DEBT (COST $14,799,384)                                                                15,114,359

         See Accompanying Notes to these Financial Statements.


PAR VALUE OR SHARES              DESCRIPTION                                                    VALUE
---------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENTS AND AGENCIES 63.30%
                                 FHLMC POOLS 4.33%
$      999,192                   FHLMC GOLD POOL #57539 6.500% 9/1/2031                         $     1,029,918
       127,290                   FHLMC GOLD POOL #C57248 6.500% 9/1/2031                                131,204
       873,519                   FHLMC GOLD POOL #C59076 6.500% 10/1/2031                               900,380
       492,663                   FHLMC GOLD POOL #E00293 6.000% 6/1/2014                                509,700
     4,200,000                   FHLMC GOLD TBA 6.500% 11/1/2031                                      4,323,375
                                                                                                ---------------
                                 TOTAL FHLMC POOLS                                                    6,894,577

                                 FNMA POOLS 14.10%
       590,917                   FNMA GOLD POOL #G11149 6.500% 7/1/2011                                 620,278
        57,698                   FNMA POOL #190000 6.000% 9/1/2008                                       60,149
        59,526                   FNMA POOL #190040 6.000% 9/1/2008                                       62,055
     1,427,979                   FNMA POOL #253184 8.000% 4/1/2030                                    1,510,195
       251,745                   FNMA POOL #323120 6.000% 10/1/2011                                     261,838
     3,250,424                   FNMA POOL #512117 7.500% 12/1/2029                                   3,422,010
       463,228                   FNMA POOL #535777 5.500% 3/1/2016                                      470,223
       188,147                   FNMA POOL #535978 5.500% 12/1/2014                                     191,581
       423,795                   FNMA POOL #545151 5.500% 8/1/2015                                      431,530
       476,351                   FNMA POOL #556277 6.500% 3/1/2016                                      495,345
       346,849                   FNMA POOL #559420 6.000% 4/1/2016                                      356,560
       322,522                   FNMA POOL #566823 6.000% 5/1/2016                                      331,552
       950,582                   FNMA POOL #568053 6.500% 5/1/2016                                      988,486
       213,423                   FNMA POOL #569336 7.500% 1/1/2031                                      223,613
       895,384                   FNMA POOL #573628 7.500% 3/1/2031                                      938,083
       500,551                   FNMA POOL #577333 6.000% 4/1/2016                                      514,566
     1,268,803                   FNMA POOL #578298 6.500% 5/1/2031                                    1,306,629
       499,951                   FNMA POOL #581985 6.500% 7/1/2031                                      514,856
       326,495                   FNMA POOL #582627 6.000% 6/1/2016                                      335,637
       335,045                   FNMA POOL #589466 6.000% 7/1/2016                                      344,427
       332,621                   FNMA POOL #590781 6.000% 6/1/2016                                      341,934
       317,083                   FNMA POOL #591972 6.000% 7/1/2016                                      325,961
       500,000                   FNMA POOL #595685 6.500% 8/1/2031                                      514,906
       374,889                   FNMA POOL #596922 6.000% 8/1/2016                                      385,386
       398,461                   FNMA POOL #598232 6.000% 8/1/2016                                      409,618
       766,227                   FNMA POOL #598558 6.000% 8/1/2016                                      787,681
       303,703                   FNMA POOL #600128 6.000% 8/1/2016                                      312,207
       209,520                   FNMA POOL #601166 6.000% 9/1/2016                                      215,386
       494,685                   FNMA POOL #601742 6.000% 8/1/2016                                      508,536
       328,005                   FNMA POOL #602376 6.000% 8/1/2016                                      337,190
       514,711                   FNMA POOL #608265 6.000% 9/1/2016                                      529,123
       501,505                   FNMA POOL #608814 6.000% 9/1/2016                                      515,548
       500,000                   FNMA TBA 6.000% 11/1/2031                                              505,781
     1,700,000                   FNMA TBA 6.500% 11/1/2031                                            1,748,345
     1,000,000                   FNMA TBA 6.500% 11/1/2031                                            1,022,186
       600,000                   FNMA TBA 6.500% 12/1/2031                                              615,187
                                                                                                ---------------
                                 TOTAL FNMA POOLS                                                    22,454,588

                                 GNMA POOLS 21.01%
       300,000                   GNMA I TBA 6.000% 11/1/2031                                            304,875
     5,000,000                   GNMA I TBA 7.000% 11/1/2031                                          5,215,625
     2,987,172                   GNMA POOL #485529 6.500% 6/15/2031                                   3,088,363
       751,038                   GNMA POOL #493555 6.500% 4/15/2031                                     776,479
       995,465                   GNMA POOL #498941 6.500% 4/15/2031                                   1,029,187
       649,570                   GNMA POOL #513655 6.500% 8/15/2029                                     671,448
       796,923                   GNMA POOL #530203 6.500% 4/15/2031                                     823,919

              See Accompanying Notes to these Financial Statements.


PAR VALUE OR SHARES              DESCRIPTION                                                    VALUE
---------------------------------------------------------------------------------------------------------------
$    1,991,859                   GNMA POOL #530422 6.500% 6/15/2031                             $     2,059,333
     2,589,545                   GNMA POOL #530648 6.500% 6/15/2031                                   2,677,266
       995,640                   GNMA POOL #554882 6.500% 6/15/2031                                   1,029,367
       996,151                   GNMA POOL #554898 6.500% 6/15/2031                                   1,029,895
       995,789                   GNMA POOL #555973 6.500% 6/15/2031                                   1,029,521
       995,488                   GNMA POOL #560194 6.500% 4/15/2031                                   1,029,210
     1,992,547                   GNMA POOL #560385 6.500% 6/15/2031                                   2,060,045
       996,452                   GNMA POOL #560398 6.500% 6/15/2031                                   1,030,207
     1,992,271                   GNMA POOL #560403 6.500% 6/15/2031                                   2,059,759
       497,961                   GNMA POOL #564644 6.500% 6/15/2031                                     514,829
     6,800,000                   GNMA TBA 6.500% 11/1/2031                                            7,021,000
                                                                                                ---------------
                                 TOTAL GNMA POOLS                                                    33,450,328

                                 OTHER U.S. AGENCIES 4.66%
     4,555,000                   FHLB 2.460% 11/1/2001                                                4,555,000
     1,010,000                   FHLMC 7.000% 3/15/2010                                               1,163,510
       130,000                   FHLMC 5.875% 3/21/2011                                                 136,864
       450,000                   FHLMC DISC NT 2.550% 2/22/2002++                                       446,398
       220,000                   FICO STRIP CPN-3 DEB 11/30/2017                                         84,464
       120,000                   FNMA 6.250% 2/1/2011                                                   129,851
       100,000                   FNMA 6.000% 5/15/2011                                                  108,130
       800,000                   FNMA DISC NT 3.430% 2/21/2002++                                        791,463
                                                                                                ---------------
                                 TOTAL OTHER U.S. AGENCIES                                            7,415,680

                                 U.S. TREASURIES 19.20%
     1,130,000                   U.S. TREASURY BDS 9.250% 2/15/2016                                   1,640,972
     3,220,000                   U.S. TREASURY BDS 8.500% 2/15/2020                                   4,556,802
     4,560,000                   U.S. TREASURY BDS 5.250% 11/15/2028                                  4,684,689
       355,000                   U.S. TREASURY BDS 6.125% 8/15/2029                                     412,798
     1,020,000                   U.S. TREASURY BDS 6.250% 5/15/2030                                   1,215,792
     1,306,759                   U.S. TREASURY INFLATION INDEXED BDS 3.625% 4/15/2028                 1,402,316
     6,899,477                   U.S. TREASURY INFLATION INDEXED BDS 3.875% 4/15/2029                 7,731,726
       650,000                   U.S. TREASURY INFLATION INDEXED BDS 3.375% 4/15/2032                   675,594
     2,170,000                   U.S. TREASURY NTS 5.750% 11/15/2005                                  2,361,910
       175,000                   U.S. TREASURY NTS 4.625% 5/15/2006                                     183,094
     1,000,000                   U.S. TREASURY NTS 6.125% 8/15/2007                                   1,119,141
        45,000                   U.S. TREASURY NTS 4.750% 11/15/2008                                     47,004
     1,050,000                   U.S. TREASURY NTS 6.000% 8/15/2009                                   1,179,486
       325,000                   U.S. TREASURY NTS 5.750% 8/15/2010                                     360,953
     1,430,000                   U.S. TREASURY NTS 5.000% 8/15/2011                                   1,513,063
     2,240,000                   U.S. TREASURY STRIP PO 0.000% 11/15/2021                               782,228
       220,000                   U.S. TREASURY STRIP PO 0.000% 11/15/2024                                65,628
       190,000                   U.S. TREASURY STRIP PO 0.000% 8/15/2027                                 49,307
     2,250,000                   U.S. TREASURY STRIP PO 0.000% 11/15/2027                               579,238
                                                                                                ---------------
                                 TOTAL U.S. TREASURIES                                               30,561,741
                                                                                                ---------------
TOTAL U.S. GOVERNMENTS AND AGENCIES (COST $97,409,803)                                              100,776,914

              See Accompanying Notes to these Financial Statements.


CONTRACTS                        DESCRIPTION                                                    VALUE
---------------------------------------------------------------------------------------------------------------
PURCHASED OPTION CONTRACTS 0.31%
        30,000                   BUNDESOBLIGATION EXP 1/30/2002 CALL 101.155                    $        98,843
        22,000                   EURO BOND EXP 11/23/2001 CALL 107.5                                     89,169
       100,000                   EURODOLLAR FUT EXP 3/18/2002 PUT 98.25                                  41,750
       112,500                   EURIBOR EXP 12/17/2001 CALL 95                                         171,752
        60,000                   EURIBOR EXP 12/17/2001 CALL 95.5                                        67,823
        10,000                   EURO CALL / USD PUT EXP 1/16/2002                                       18,700
                                                                                                ---------------
TOTAL PURCHASED OPTION CONTRACTS (COST $309,235)                                                        488,037

TOTAL INVESTMENTS AT VALUE 107.61% (COST $166,219,557)                                              171,341,153

LIABILITIES IN EXCESS OF OTHER ASSETS (7.61%)                                                       (12,123,032)

                                                                                                ---------------
NET ASSETS 100.00%                                                                              $   159,218,121
                                                                                                ===============

------------------------------------
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, to qualified institutional buyers. At October 31, 2001, these securities amounted to $6,840,786 or 4.3% of net assets.

++ Denotes that all or a portion of these securities are maintained with counterparties as collateral for futures.

FRN      Floating Rate Note

MTN      Medium Term Note

TBA Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined on settlement.

PO       Principal Only Security

FNMA     Federal National Mortgage Association

GNMA     Government National Mortgage Association

FHLMC    Federal Home Loan Mortgage Corporation

FHLB     Federal Home Loan Bank

IAB      In-arrears Bond

PDI      Past Due Interest

FLIRB    Floating Rate Interest Reduction Bond

IRB      Industrial Revenue Bond

FICO     Financing Corporation

             See Accompanying Notes to these Financial Statements.


PAR VALUE OR SHARES              DESCRIPTION                                                    VALUE
--------------------------------------------------------------------------------------------------------------
WRITTEN OPTIONS
--------------------------------------------------------------------------------------------------------------
                                                             NUMBER OF             PREMIUM
TYPE OF CONTRACT                                             CONTRACTS            RECEIVED               VALUE
--------------------------------------------------------------------------------------------------------------
EUR CALL/USD PUT 92 EXP 01/16/02                                    65       $       5,070       $       6,630
EURIBOR FUT EXP 12/17/01 CALL 97                                    21               5,083               6,562
US 10YR TREAS NT FUT EXP 02/23/02 PUT 107                            6               6,486               4,313
US 10YR TREAS NT FUT EXP 11/24/01 CALL 107                          55              43,006             249,219
US 10YR TREAS NT FUT EXP 11/24/01 CALL 109                          43              32,410             114,219
US 10YR TREAS NT FUT EXP 11/24/01 PUT 102                           10               4,278                 156
US 10YR TREAS NT FUT EXP 2/23/02 CALL 112                           68              54,113              89,250
US LONG BD FUT EXP 11/24/01 PUT 103                                 47              50,109                 734
US LONG BD FUT EXP 2/23/02 PUT 102                                  44              46,514              18,563
--------------------------------------------------------------------------------------------------------------
TOTAL                                                                        $     247,069       $     489,646


FUTURES CONTRACTS
--------------------------------------------------------------------------------------------------------------
                                                NUMBER OF EXPIRATION      ORIGINAL                  UNREALIZED
TYPE OF CONTRACT                    POSITION    CONTRACTS       DATE         VALUE         VALUE   GAIN (LOSS)
---------------------------------------------------------------------------------------------------------------
DEC 2001 US AGENCY NT 10 YR             LONG          74     12/2001   $ 7,518,964 $   7,957,313 $     438,349
DEC 2001 US T NT 5 YR                  SHORT         111     12/2001    12,071,810    12,194,391      (122,581)
DEC 2001 US T NT 10 YR                  LONG         114     12/2001    12,446,039    12,712,781       266,742
DEC 2001 US T NT 10 YR                 SHORT          13     12/2001     1,420,932     1,449,703       (28,771)
DEC 2001 US LONG BD                    SHORT          36     12/2001     3,856,266     3,975,750      (119,484)
--------------------------------------------------------------------------------------------------------------
TOTAL                                                                                            $     434,255


FORWARD FOREIGN CURRENCY CONTRACTS
---------------------------------------------------------------------------------------------------------------
                                                                  COST ON                        NET UNREALIZED
         SETTLEMENT                             UNITS OF        ORIGINATION                       APPRECIATION
            DATE          DELIVER/RECEIVE       CURRENCY           DATE           VALUE          (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------
              BUYS
          11/13/01              NZD              385,000        $157,217      $ 158,800          $        1,583
---------------------------------------------------------------------------------------------------------------
TOTAL                                                                                            $        1,583
             Sales
          11/13/01              NZD            1,034,701         425,299        426,779                  (1,480)
           1/23/02              CAD            1,086,065         689,473        683,989                   5,484
           1/23/02              EUR            4,447,008       3,998,141      3,992,613                   5,528
---------------------------------------------------------------------------------------------------------------
TOTAL                                                                                            $        9,532

CURRENCY CODE KEY

CAD      CANADIAN DOLLAR

EUR      EUROPEAN CURRENCY UNIT

NZD      NEW ZEALAND DOLLAR

              See Accompanying Notes to these Financial Statements.

                         COMMONFUND INSTITUTIONAL FUNDS
                         CIF INFLATION-INDEXED BOND FUND
              SCHEDULE OF INVESTMENTS OCTOBER 31, 2001 (UNAUDITED)

PAR VALUE OR SHARES              DESCRIPTION                                                    VALUE
---------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENTS AND AGENCIES 96.83%

                                 U.S. TREASURIES 96.83%
$   53,445,328                   U.S. TREASURY INFLATION INDEXED BDS 3.625% 4/15/2028           $    57,353,517
    41,421,829                   U.S. TREASURY INFLATION INDEXED BDS 3.875% 4/15/2029                46,418,337
    38,640,182                   U.S. TREASURY INFLATION INDEXED NT 3.375% 1/15/2007                 39,968,438
    38,400,714                   U.S. TREASURY INFLATION INDEXED NT 3.875% 1/15/2009                 40,740,777
    21,381,004                   U.S. TREASURY INFLATION INDEXED NT 3.500% 1/15/2011                 22,229,573
    39,783,928                   U.S. TREASURY INFLATION INDEXED NT 3.625% 1/15/2008                 41,561,792
    19,761,393                   U.S. TREASURY INFLATION INDEXED NT 4.250% 1/15/2010                 21,546,084
                                                                                                ---------------
                                 TOTAL U.S. TREASURIES                                              269,818,518
                                                                                                ---------------
TOTAL U.S. GOVERNMENTS AND AGENCIES (COST $262,101,482)                                             269,818,518

TOTAL INVESTMENTS AT VALUE 96.83% (COST $262,101,482)                                               269,818,518

OTHER ASSETS IN EXCESS OF LIABILITIES 3.17%                                                           8,838,233
                                                                                                ---------------
NET ASSETS 100.00%                                                                              $   278,656,751
                                                                                                ===============

             See Accompanying Notes to these Financial Statements.

                         COMMONFUND INSTITUTIONAL FUNDS
                           CIF LOW DURATION BOND FUND
              SCHEDULE OF INVESTMENTS OCTOBER 31, 2001 (UNAUDITED)




PAR VALUE OR SHARES              DESCRIPTION                                                    VALUE
---------------------------------------------------------------------------------------------------------------
ASSET BACKED SECURITIES 28.42%
$      928,106                   AMRESCO RESIDENTIAL SECURITY MTG 98-2 CL A3
                                 6.315% 2/25/2025                                               $       943,160
     1,170,000                   CITYSCAPE HOME EQ LN TR 96-3 CL A8 7.650% 9/25/2025                  1,246,765
     1,000,000                   CONSECO FINANCE 01-A CL 2A2 6.520% 3/15/2032                         1,046,350
       817,506                   CONSECO FINANCE 01-B CL 1A1 4.868% 6/15/2032                           828,392
     1,000,000                   CONSECO FINANCE 99-H CL MV2 (FRN) 4.888% 12/15/2029                  1,016,758
        48,794                   CONTIMORTGAGE HOME EQ LN TR 98-3 CL A10
                                 5.840% 5/15/2016                                                        49,528
     1,600,000                   CONTIMORTGAGE HOME EQ LN TR 99-3 CL A4
                                 7.120% 1/25/2025                                                     1,697,611
     1,500,000                   COUNTRYWIDE ASSET-BACKED CERT 01-1 CL BV1 (FRN)
                                 3.961% 7/25/2031                                                     1,490,128
       774,153                   FIRST PLUS HOME LOAN TR 99-4 CL A 7.320% 11/10/2023                    812,948
     2,419,743                   FIRSTCITY CAP HOME EQ 98-1 CL A4 144A 6.720% 6/25/2028*              2,527,479
     1,000,000                   FRANCHISE MORTGAGE CORP LOAN REC TR 98-BA CL A2
                                 144A 6.740% 11/15/2020*                                                912,929
     1,300,000                   GE CAPITAL MTG SER 96-HE3 CL A5 7.925% 9/25/2026                     1,398,046
     1,000,000                   GREEN TREE HOME EQ LN TR 98-A CL M2 7.170% 6/15/2029                 1,013,452
     1,000,000                   GREEN TREE HOME IMPROVEMENT LN TR 96-F CL HEM2
                                 7.950% 1/15/2028                                                     1,059,885
     1,468,274                   GREEN TREE HOME IMPROVEMENT LOAN TR 99-E CL A3
                                 7.180% 6/15/2015                                                     1,507,149
     2,500,000                   IMC HOME EQ LN TR 97-7 CL A5 6.760% 10/20/2020                       2,559,873
     1,147,598                   IRWIN HOME EQ 99-2 CL A4 6.890% 6/15/2029                            1,220,787
     2,499,590                   NEW CENTURY HOME EQ LN TR 99-NCA CL A3
                                 6.760% 4/25/2025                                                     2,569,951
     1,030,295                   UCFC HOME EQUITY LOAN 97-C CL A7 6.845% 1/15/2029                    1,091,056
     2,500,000                   UNION ACCEP CORP 00-D CL A3 6.720% 10/11/2005                        2,611,820
     2,500,000                   WFS FINANCIAL OWNER TR 00-C CL A3 7.070% 2/20/2005                   2,605,245
                                                                                                ---------------
TOTAL ASSET BACKED SECURITIES (COST $29,364,348)                                                     30,209,312

COLLATERALIZED MORTGAGE OBLIGATIONS 13.50%

                                 PRIVATE LABEL CMO'S 7.15%
     1,000,000                   BEAR STEARNS MTG SECS INC 96-3 CL A9 7.750% 6/25/2027                1,015,350
       460,135                   CITICORP MTG SECS 94-11 CL A7 6.250% 8/25/2024                         459,012
       346,454                   FIRST HORIZON ASSET SECS 00-5 CL A1 7.500% 12/25/2030                  353,612
       818,048                   FLEET MTG SECS 01-1 CL A5 7.500% 1/28/2030                             836,965
       942,959                   IMPAC CMB TR 01-1 CL M2 (STEP BOND) (FRN)
                                 3.711% 7/25/2031                                                       951,755
       271,527                   PRUDENTIAL HOME MTG 94-5 CL A3 7.000% 2/25/2024                        270,734
       485,895                   RESIDENTIAL ACCREDIT LNS 00-QS3 CL A1 7.750% 3/25/2030                 487,124
       341,107                   RESIDENTIAL ASSET SECURITIZATION TR 98-A8 CL A3
                                 6.750% 8/25/2028                                                       340,718
       470,684                   RESIDENTIAL FUNDING MTG SECS I 00-S2 CL A1
                                 7.500% 2/25/2030                                                       479,166
     1,122,826                   RESIDENTIAL FUNDING MTG SECS I 94-S12 CL A4
                                 6.500% 4/25/2009                                                     1,141,476
     1,231,824                   STRUCTURED ASSET SECS 00-4 CL 2A1 7.000% 11/25/2030                  1,260,846
                                                                                                ---------------
                                 TOTAL PRIVATE LABEL CMO'S                                            7,596,758

                                 U.S. AGENCY CMO'S 6.35%
       900,000                   FHR 2220 CL PC 8.000% 8/15/2028                                        959,690
     1,290,117                   FNMA 01-12 CL CS 6.500% 6/25/2027                                    1,315,700

              See Accompanying Notes to these Financial Statements.


PAR VALUE OR SHARES              DESCRIPTION                                                    VALUE
---------------------------------------------------------------------------------------------------------------
$    3,739,705                   FNMA 93-201 CL G 3.500% 5/25/2019                              $     3,743,333
       700,366                   GNMA 00-23 CL A 7.500% 5/20/2028                                       727,274
                                                                                                ---------------
                                 TOTAL U.S. AGENCY CMO'S                                              6,745,997
                                                                                                ---------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $14,148,719)                                         14,342,755

CORPORATE BONDS 16.75%

                                 BANKING & FINANCE 9.34%
     1,000,000                   BANCO POPULAR PUERTO RICO 6.070% 3/14/2003                           1,027,537
       600,000                   BEAR STEARNS CO INC (FRN) 4.711% 6/26/2004                             599,523
       600,000                   BEAR STEARNS CO INC (FRN) 3.410% 12/16/2004                            597,000
     1,000,000                   CIT GROUP INC MTN (FRN) 2.931% 4/7/2003                              1,003,357
     1,668,010                   CITICORP LEASE PASSTHRU 144A 7.220% 6/15/2005*                       1,794,128
     1,000,000                   FORD MOTOR CREDIT CO 5.750% 2/23/2004                                1,018,975
       750,000                   FORD MOTOR CREDIT CO 4.110% 3/13/2007                                  693,600
     1,200,000                   GENERAL MTRS ACCEP CORP 6.750% 1/15/2006                             1,229,568
       685,000                   INTERNATIONAL LEASE FINANCE CORP 5.500% 6/7/2004                       705,794
     1,200,000                   LEHMAN BROS HLDGS MTN 7.000% 5/15/2003                               1,258,134
                                                                                                ---------------
                                 TOTAL BANKING & FINANCE                                              9,927,616

                                 INDUSTRY 3.57%
     1,200,000                   DAIMLER CHRYSLER NA HLDG 7.125% 4/10/2003                            1,243,681
       934,300                   DELTA AIR LINES INC 7.379% 5/18/2010                                   987,584
     1,516,214                   SCOTIA PACIFIC CO LLC SER B 6.550% 1/20/2007                         1,563,049
                                                                                                ---------------
                                 TOTAL INDUSTRY                                                       3,794,314

                                 REAL ESTATE (PUBLICLY TRADED) 0.75%
       800,000                   WEINGARTEN REALTY INVESTORS 4.260% 7/18/2002                           801,266
                                                                                                ---------------
                                 TOTAL REAL ESTATE (PUBLICLY TRADED)                                    801,266

                                 TELECOMMUNICATIONS 1.61%
     1,000,000                   CENTRAL TELEPHONE 6.875% 9/21/2004                                   1,076,925
       575,000                   VODAFONE GROUP PLC NTS 7.625% 2/15/2005                                628,670
                                                                                                ---------------
                                 TOTAL TELECOMMUNICATIONS                                             1,705,595

                                 UTILITIES 1.48%
     1,500,000                   SEMPRA ENERGY 6.800% 7/1/2004                                        1,573,794
                                                                                                ---------------
                                 TOTAL UTILITIES                                                      1,573,794
                                                                                                ---------------
TOTAL CORPORATE BONDS (COST $17,275,757)                                                             17,802,585

U.S. GOVERNMENTS AND AGENCIES 36.45%

                                 FHLMC POOLS 9.44%
     1,598,217                   FHLMC GOLD POOL # M80700 6.000% 9/1/2008                             1,644,366
     1,659,688                   FHLMC GOLD POOL #G10293 8.500% 11/1/2009                             1,761,236
     2,085,730                   FHLMC GOLD POOL #G10748 9.000% 11/1/2006                             2,163,870
     1,676,736                   FHLMC GOLD POOL #M80701 6.500% 9/1/2008                              1,727,306
     1,500,000                   FHLMC GOLD POOL #M80706 6.000% 10/1/2008                             1,543,312
     1,133,748                   FHLMC POOL #G11101 8.000% 2/1/2015                                   1,197,248
                                                                                                ---------------
                                 TOTAL FHLMC POOLS                                                   10,037,338

                                 FNMA POOLS 18.18%
     2,045,078                   FNMA POOL #253940 6.500% 7/1/2008                                    2,106,046
     2,235,266                   FNMA POOL #253996 6.500% 9/1/2008                                    2,301,903
     1,498,746                   FNMA POOL #254042 6.500% 9/2/2008                                    1,543,427
     1,370,000                   FNMA POOL #254084 6.000% 10/2/2008                                   1,407,846
     2,033,423                   FNMA POOL #313823 8.500% 9/1/2007                                    2,141,003

              See Accompanying Notes to these Financial Statements.


PAR VALUE OR SHARES              DESCRIPTION                                                    VALUE
---------------------------------------------------------------------------------------------------------------
$    1,441,341                   FNMA POOL #523852 11.000% 10/1/2014                            $     1,586,096
       566,458                   FNMA POOL #535618 8.500% 4/1/2010                                      602,624
     1,711,278                   FNMA POOL #576027 7.500% 1/1/2015                                    1,801,654
       968,803                   FNMA POOL #596365 6.500% 7/1/2008                                      997,685
     3,149,534                   FNMA POOL #M80697 6.500% 8/1/2008                                    3,244,413
     1,545,000                   FNMA TBA 6.000% 11/1/2008                                            1,586,522
                                                                                                ---------------
                                 TOTAL FNMA POOLS                                                    19,319,219

                                 GNMA POOLS 0.34%
       326,403                   GNMA POOL #780321 9.500% 7/15/2007                                     355,630
                                                                                                ---------------
                                 TOTAL GNMA POOLS                                                       355,630

                                 OTHER U.S. AGENCIES 3.76%
     4,000,000                   FNMA DISCOUNT NOTE 2.288% 11/13/2001                                 3,996,949
                                                                                                ---------------
                                 TOTAL OTHER U.S. AGENCIES                                            3,996,949

                                 U.S. TREASURIES 4.73%
     2,150,000                   U.S. TREASURY NOTES 5.750% 8/15/2003                                 2,276,983
     2,400,000                   U.S. TREASURY NOTES 7.000% 7/15/2006                                 2,751,000
                                                                                                ---------------
                                 TOTAL U.S. TREASURIES                                                5,027,983
                                                                                                ---------------
TOTAL U.S. GOVERNMENTS AND AGENCIES (COST $38,381,865)                                               38,737,119

TOTAL INVESTMENTS AT VALUE 95.12% (COST $99,170,689)                                                101,091,771

OTHER ASSETS IN EXCESS OF LIABILITIES 4.88%                                                           5,191,440

                                                                                                ---------------
NET ASSETS 100.00%                                                                              $   106,283,211
                                                                                                ===============

-----------------------------------

* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, to qualified institutional buyers. At October 31, 2001, these securities amounted to $5,234,536 or 4.9% of net assets.

FRN        Floating Rate Note

TBA Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined on settlement.

FNMA       Federal National Mortgage Association

GNMA       Government National Mortgage Association

FHLMC      Federal Home Loan Mortgage Corporation

FHR        Freddie Mac

STEP BOND  Coupon rate increases in increments to maturity. Rate disclosed is as of October 31, 2001. Maturity date disclosed is the ultimate maturity.

              See Accompanying Notes to these Financial Statements.

                         COMMONFUND INSTITUTIONAL FUNDS
                             CIF SHORT DURATION FUND
              SCHEDULE OF INVESTMENTS OCTOBER 31, 2001 (UNAUDITED)

PAR VALUE OR SHARES              DESCRIPTION                                                    VALUE
---------------------------------------------------------------------------------------------------------------
ASSET BACKED SECURITIES 24.84%
$      214,530                   ACE SEC CORP 01-AQ1 CL A1 (STEP BOND) 2.680% 4/25/2031         $       214,637
       250,000                   AESOP FDG II LLC 00-3 CL A 144A 4.019% 10/20/2004*                     248,595
       200,000                   AMERICREDIT AUTO REC TR 00-B CL A3 (FRN) 2.729% 9/5/2004               199,943
       400,000                   AMERICREDIT AUTO REC TR 00-C CL A4 (FRN) 2.799% 7/12/2007              399,719
       500,000                   AMERICREDIT AUTO REC TR 01-D CL A2 2.945% 6/12/2005                    500,649
        68,067                   ANRC AUTO OWNER TR 00-A CL A2 7.000% 3/17/2003                          68,411
       250,000                   ARG FUNDING CORP 00-4 CL A 144A 4.091% 9/20/2001*                      250,000
       250,000                   ARG FUNDING CORP 01-2A CL A 144A (FRN) 2.703% 3/20/2006*               249,160
       300,000                   CAPITAL AUTO REC ASSET TR 01-1 CL A4 2.595% 3/15/2005                  299,982
       325,000                   CAPITAL AUTO REC ASSET TR 01-2 CL A3 4.600% 9/15/2005                  334,039
       266,935                   CASE EQUIPMENT LOAN TR 99-A CL A4 5.770% 8/15/2005                     272,701
       147,264                   CHASE MANHATTAN AUTO OWNER TR 98-A CL A4
                                 5.800% 12/16/2002                                                      147,457
       350,000                   CHASE MANHATTAN AUTO OWNERS TR 01-B CL A3
                                 3.090% 11/15/2005                                                      349,939
       230,000                   CHEVY CHASE AUTO RECEIVABLES TR 01-2 CL A2
                                 2.970% 5/17/2004                                                       231,116
       235,000                   CIT EQUIPMENT COLLATERAL 00-1 CL A2 3.730% 3/22/2004                   237,629
       200,000                   CITIBANK CREDIT CARD ISSUANCE TR 00-A2 CL A2 (FRN)
                                 3.706% 11/7/2005                                                       199,951
       300,000                   CNH EQUIPMENT TR 01-A CL A2 (FRN) 2.635% 9/15/2004                     300,032
       400,000                   COMM 01-FL4A CL A1 (FRN) 144A 2.735% 4/15/2013*                        398,974
       221,395                   CONNECTICUT RRB SPECIAL PURPOSE TR CL&P-1 01-1 CL A1
                                 4.870% 3/30/2005                                                       224,988
       330,617                   CREDIT-BASED ASSET SERV & SEC 00-CB2 CL A1A
                                 (STEP BOND) 2.830% 9/25/2029                                           331,928
        18,798                   DAIMLER CHRYSLER AUTO TR 00-A CL A2 6.760% 1/6/2003                     18,842
        32,409                   DAIMLER CHRYSLER AUTO TR 00-B CL A2 7.300% 3/10/2003                    32,606
       325,000                   DAIMLER CHRYSLER AUTO TR 01-B CL A2 4.250% 2/6/2004                    329,231
       250,000                   DAIMLER CHRYSLER AUTO TR 01-C CL A2 3.710% 7/6/2004                    252,829
       220,000                   DAIMLER CHRYSLER AUTO TR 01-D CL A2 2.470% 6/6/2004                    219,991
       177,632                   DELTA FUNDING HOME EQUITY LN TR 99-3 CL A1A
                                 (STEP BOND) 2.935% 9/15/2029                                           178,324
       350,000                   DISCOVER CARD MASTER TR I 99-4 CL A 5.650% 11/16/2004                  356,516
       323,491                   FIRST SECURITY AUTO OWNER TR 99-1 CL A4 5.740% 6/15/2004               329,944
       400,000                   FIRST USA CREDIT CARD MASTER TR 96-8 CL A 3.968% 9/10/2006             400,300
       250,000                   FIRST USA CREDIT CARD MASTER TR 99-4 CL A 2.591% 1/19/2005             250,014
       100,000                   FLEET CR CD MASTER TR 00-A CL A 2.655% 7/15/2005                       100,070
       250,000                   FORD CREDIT AUTO OWNER TR 00-B CL A4 7.030% 11/15/2003                 255,599
        34,880                   FORD CREDIT AUTO OWNER TR 00-C CL A3 7.130% 9/15/2002                   35,001
       245,000                   FORD CREDIT AUTO OWNER TR 01-D CL A2 3.710% 9/15/2003                  247,460
       300,000                   FORD CREDIT FLOORPLAN MASTER OWNER TR 01-1 CL A
                                 3.578% 7/17/2006                                                       299,950
        36,575                   FRANKLIN AUTO TR 00-1 CL A1 7.020% 8/15/2003                            37,019
        57,078                   HARLEY DAVIDSON EAGLEMARK MOTORCYCLE TR 00-1 CL A1
                                 6.880% 8/15/2004                                                        57,936
        42,338                   HARLEY DAVIDSON EAGLEMARK MOTORCYCLE TR 00-2 CL A1
                                 7.070% 11/15/2004                                                       43,317
       150,139                   HARLEY DAVIDSON EAGLEMARK MOTORCYCLE TR 01-1 CL A1
                                 4.650% 9/15/2005                                                       152,827
       144,657                   HARLEY DAVIDSON MOTOR TR 01-2 CL A1 3.770% 4/17/2006                   146,534
       125,000                   HONDA AUTO LEASE TR 99-A CL A5 6.650% 7/15/2005                        127,817
       200,000                   HONDA AUTO REC OWNER TR 01-1 CL A2 5.150% 6/18/2003                    202,323
       180,000                   HONDA AUTO REC OWNER TR 01-3 CL A2 2.760% 2/18/2004                    180,480
         7,800                   HONDA AUTO REC OWNER TR 99-1 CL A3 5.300% 9/15/2002                      7,811
       100,000                   HOUSEHOLD AUTO TR I 99-1 CL A4 6.650% 4/17/2006                        104,188

              See Accompanying Notes to these Financial Statements.


PAR VALUE OR SHARES              DESCRIPTION                                                    VALUE
---------------------------------------------------------------------------------------------------------------
$      358,293                   HUNTINGTON AUTO TR 00-A CL A3 7.330% 7/15/2004                 $       369,018
       265,000                   MBNA CREDIT CARD MASTER NOTE TR 01-A4 CL A
                                 2.796% 2/15/2007                                                       264,959
       400,000                   MMCA WHOLESALE MASTER OWNER TR 01-1 CL A 144A
                                 (STEP BOND) 2.735% 5/15/2006*                                          400,094
       325,000                   NAVISTAR FINANCIAL CORP OWNER TR 01-B CL A2
                                 2.830% 8/15/2004                                                       325,851
        80,867                   NISSAN AUTO REC OWNER TR 00-B CL A2 7.150% 12/16/2002                   81,412
       250,000                   NISSAN AUTO REC OWNER TR 01-C CL A2 3.770% 2/17/2004                   253,008
        57,071                   NISSAN AUTO REC OWNER TR 99-A CL A3 6.470% 9/15/2003                    58,045
        94,151                   ONYX ACCEPTANCE AUTO TR 00-C CL A2 7.050% 5/15/2003                     94,547
       150,000                   PECO ENERGY TRANSITION TR 00-A CL A2 7.300% 9/1/2004                   154,174
       630,000                   PECO ENERGY TRANSITION TR 99-A CL A3 3.605% 3/1/2006                   629,842
       215,469                   PEOPLEFIRST.COM AUTO REC OWNER TR 00-2 CL A2
                                 6.370% 10/15/2003                                                      218,785
       225,000                   PP&L TRANSITION BD CO LLC 99-1 CL A3 6.600% 3/25/2005                  231,924
        75,270                   PSE&G TRANSITION FNDNG LLC 01-1 CL A1 5.460% 6/15/2004                  76,140
        92,738                   RESIDENTIAL ASSET SECS CORP 00-KS3 CL AII (FRN)
                                 4.023% 7/25/2031                                                        92,744
       404,191                   RESIDENTIAL FDG MTG SECS II 01-HS2 CL A1 3.860% 10/25/2012             404,031
       131,964                   STUDENT LN TR 00-1 CL A1L 2.440% 10/27/2008                            132,082
       199,494                   STUDENT LN TR 99-2 CL A2L (FRN) 3.900% 4/25/2011                       199,721
       195,000                   TOYOTA AUTO REC OWNER TR 01-B CL A2 (FRN) 2.585% 12/15/2003            194,973
       250,000                   TOYOTA AUTO REC OWNER TR 01-C CL A2 3.770% 7/15/2004                   252,975
        27,710                   TOYOTA AUTO REC TR 00-A CL A2 7.120% 12/15/2002                         27,760
       250,000                   UNION ACCEPTANCE CORP 98-C CL A5 5.640% 5/8/2006                       258,757
       143,571                   US CLEARING MASTER TR 99-1A CL CTFS 144A (FRN)
                                 5.273% 7/15/2006*                                                      143,571
        95,243                   USAA AUTO LOAN GRANTOR TR 98-1 CL A 5.800% 1/15/2005                    95,792
        94,391                   USAA AUTO OWNER TR 00-1 CL A2 6.900% 4/15/2003                          95,124
       300,000                   WELLS FARGO AUTO TRUST 01-A CL A2 4.250% 12/15/2003                    303,395
       400,000                   WFS FINANCIAL OWNER TR 00-C CL A3 7.070% 2/20/2005                     416,839
       250,000                   WFS FINANCIAL OWNER TR 01-A CL A3 3.930% 10/20/2005                    250,321
       150,000                   WFS FINANCIAL OWNER TR 01-C CL A3 3.819% 3/20/2006                     150,422
        76,578                   WORLD OMNI AUTO REC TR 00-A CL A2 7.050% 4/15/2003                      77,237
                                                                                                ---------------
TOTAL ASSET BACKED SECURITIES (COST $15,987,818)                                                     16,080,322

COLLATERALIZED MORTGAGE OBLIGATIONS 10.16%

                                 PRIVATE LABEL CMO'S 3.10%
       114,508                   GGP-HOMART 99-C1 CL A 144A (FRN) 2.973% 6/10/2003*                     114,449
       250,000                   GRANITE MORTAGES PLC 01-2 CL 1A 2.813% 10/20/2021                      250,000
       250,000                   GS MTG SECURITIES CORP 00-GSFL CL A 144A
                                 2.805% 8/15/2004*                                                      250,000
       250,000                   HOLMES FINANCING PLC 3 CL 1A (STEP BOND) 2.550% 1/15/2005              250,000
       265,000                   HOLMES FINANCING PLC 4 CL 1A (STEP BOND) 2.620% 7/15/2015              265,000
       232,301                   KINGFISHER SECURITIZATION 01-1G CL A (STEP BOND)
                                 3.150% 9/20/2032                                                       232,301
       392,940                   TORRENS TR 00-1GA CL A 144A 2.785% 7/15/2031*                          393,199
       251,728                   WESTPAC SERIES TR 98-1G CL A (FRN) 3.900% 7/19/2029                    252,183
                                                                                                ---------------
                                 TOTAL PRIVATE LABEL CMO'S                                            2,007,132

                                 U.S. AGENCY CMO'S 7.06%
        83,014                   FHLMC 2061 CL VA 6.500% 4/15/2003                                       84,894
       750,000                   FHLMC 2115 CL OB 6.000% 7/15/2014                                      764,857
       500,000                   FHLMC 2357 CL QA 5.500% 1/15/2010                                      511,420
       251,000                   FHLMC 2363 CL BC 5.500% 3/22/2003                                      256,713

              See Accompanying Notes to these Financial Statements.


PAR VALUE OR SHARES              DESCRIPTION                                                    VALUE
---------------------------------------------------------------------------------------------------------------
$      650,000                   FHR 2358 CL 0A 6.000% 11/15/2014                               $       674,609
       500,000                   FNMA 01-58 CL PN 5.500% 4/25/2015                                      508,030
       525,734                   FNMA 99-41 CL PB 6.500% 6/25/2010                                      542,641
       350,000                   FNR 01-53 CL PA 5.500% 11/25/2014                                      358,649
       600,000                   FNR 2359 CL QD 5.250% 4/15/2014                                        614,856
       250,000                   FNR 98-16 CL PD 6.000% 3/18/2018                                       252,978
                                                                                                ---------------
                                 TOTAL U.S. AGENCY CMO'S                                              4,569,647
                                                                                                ---------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $6,571,624)                                           6,576,779

CORPORATE BONDS 30.88%
                                 BANKING & FINANCE 20.39%
       500,000                   AMERICAN HONDA FINANCE CORP 144A 4.210% 7/24/2002*                     500,304
       178,000                   ASSOCIATES CORP NA 3.680% 5/17/2002                                    178,148
       250,000                   BANK OF AMERICA CORP (FRN) 4.590% 5/3/2004                             250,058
       400,000                   BANKBOSTON CORP (FRN) 4.910% 7/14/2003                                 399,504
       200,000                   BEAR STEARNS CO INC (FRN) 4.109% 3/28/2003                             199,962
       300,000                   BOEING CAPITAL CORP (FRN) 4.960% 3/27/2002                             300,316
       195,000                   CATERPILLAR FINANCIAL SERVICES CORP (FRN)
                                 5.150% 12/10/2001                                                      195,238
       200,000                   CHEMICAL BANK 7.250% 9/15/2002                                         207,973
       300,000                   CITIGROUP INC (FRN) 2.793% 3/9/2004                                    300,091
       300,000                   COUNTRYWIDE HOME LOAN 2.753% 3/22/2002                                 300,070
       200,000                   COUNTRYWIDE HOME LOAN MTN 5.250% 6/15/2004                             206,389
       380,000                   DLJ MTN 4.834% 4/25/2003                                               381,081
       350,000                   FIRST UNION NATIONAL BANK 4.280% 2/20/2004                             350,735
       300,000                   FIRST USA BANK (FRN) 4.944% 1/8/2002                                   300,115
       300,000                   FLEET NATIONAL BANK (FRN) 3.954% 5/22/2002                             300,235
       309,000                   FORD MOTOR CREDIT CORP 3.720% 2/13/2003                                304,028
       250,000                   FORD MOTOR CREDIT CORP (FRN) 4.320% 3/8/2004                           245,008
       100,000                   GENERAL ELECTRIC CAPITAL CORP 5.510% 3/1/2002                          100,950
       320,000                   GENERAL ELECTRIC CAPITAL CORP 6.700% 10/1/2002                         332,299
       200,000                   GENERAL ELECTRIC CAPITAL CORP 5.375% 1/15/2003                         206,311
       300,000                   GENERAL ELECTRIC CAPITAL CORP 2.426% 3/24/2003                         299,967
       200,000                   GENERAL MTRS ACCEP CORP 5.480% 12/16/2002                              203,007
       250,000                   GENERAL MTRS ACCEP CORP 2.750% 4/5/2004                                242,367
       300,000                   GENERAL MTRS ACCEP CORP MTN (FRN) 3.110% 1/20/2004                     296,512
       200,000                   GOLDMAN SACHS GROUP INC 144A 4.980% 10/27/2003*                        202,550
       700,000                   GTE CORP 9.100% 6/1/2003                                               764,201
       200,000                   HELLER FINANCIAL INC 6.000% 3/19/2004                                  210,816
       500,000                   HELLER FINANCIAL INC (FRN) 3.880% 4/26/2002                            501,106
       300,000                   HOUSEHOLD FINANCE CORP 6.700% 6/15/2002                                306,996
       500,000                   HOUSEHOLD FINANCE CORP (FRN) 4.649% 8/7/2003                           500,984
       250,000                   HOUSEHOLD FINANCE CORP MTN 3.820% 8/1/2003                             249,502
       300,000                   JP MORGAN CHASE & CO (FRN) 2.405% 1/30/2003                            300,073
       300,000                   LEHMAN BROTHERS HOLDINGS INC 4.200% 9/28/2005                          299,317
       250,000                   MERRILL LYNCH & CO (FRN) 2.815% 3/25/2002                              250,263
       250,000                   MERRILL LYNCH & CO (FRN) 6.344% 8/1/2002                               250,118
       250,000                   MONUMENT GLOBAL FNDNG II 144A 2.850% 9/26/2003*                        250,076
       300,000                   MORGAN STANLEY DEAN WITTER & CO (FRN) 3.748% 2/21/2003                 300,169
       250,000                   NATIONAL RURAL UTILITIES COOPERATIVE FINANCE CO
                                 5.250% 7/15/2004                                                       260,117
       285,000                   PNC FUNDING CORP 3.899% 8/1/2003                                       285,012
       300,000                   SALOMON SMITH BARNEY HLDGS (FRN) 3.955% 4/28/2003                      300,625
       200,000                   TEXTRON FINANCIAL CORP (FRN) 4.268% 12/9/2002                          199,172
       250,000                   US BANCORP (FRN) 4.544% 2/3/2003                                       250,731
       500,000                   US BANK NA 4.099% 6/14/2005                                            500,147

              See Accompanying Notes to these Financial Statements.


PAR VALUE OR SHARES              DESCRIPTION                                                    VALUE
---------------------------------------------------------------------------------------------------------------
$      400,000                   WELLS FARGO & CO 5.450% 5/3/2004                               $       417,538
                                                                                                ---------------
                                 TOTAL BANKING & FINANCE                                             13,200,181

                                 BASIC INDUSTRIES 3.05%
       280,000                   ALABAMA POWER CO (FRN) 3.618% 3/3/2003                                 280,221
       500,000                   BAYER CORP 144A 6.500% 10/1/2002*                                      514,919
       300,000                   BAYER CORP 144A (FRN) 4.750% 3/19/2002*                                302,575
       360,000                   DOW CHEMICAL CO 144A 5.250% 5/14/2004*                                 375,461
       500,000                   ELI LILLY NOTE 144A 4.700% 3/22/2002*                                  504,172
                                                                                                ---------------
                                 TOTAL BASIC INDUSTRIES                                               1,977,348

                                 CONSUMER NON-DURABLES 3.12%
       300,000                   DUPONT NEMOURS 6.750% 10/15/2004                                       328,295
       280,000                   PHILIP MORRIS COS INC 7.625% 5/15/2002                                 286,205
       315,000                   PHILIP MORRIS COS INC 7.125% 8/15/2002                                 323,930
       300,000                   PROCTOR & GAMBLE CO 6.600% 12/15/2004                                  325,361
       500,000                   SARA LEE CORP 7.400% 3/22/2002                                         508,632
       250,000                   UNILEVER NV (FRN) 2.473% 10/24/2002                                    250,117
                                                                                                ---------------
                                 TOTAL CONSUMER NON-DURABLES                                          2,022,540

                                 CONSUMER SERVICES 1.83%
       300,000                   HERTZ CORP 4.125% 8/13/2004                                            291,741
       300,000                   MERCK & CO INC 144A 5.100% 2/22/2002*                                  302,493
       175,000                   WAL-MART STORES INC 6.750% 5/15/2002                                   178,695
       200,000                   WAL-MART STORES INC 4.375% 8/1/2003                                    204,344
       194,000                   WAL-MART STORES INC 6.550% 8/10/2004                                   209,856
                                                                                                ---------------
                                 TOTAL CONSUMER SERVICES                                              1,187,129

                                 ENERGY 0.17%
       100,000                   AMOCO ARGENTINA 6.625% 9/15/2005                                       108,829
                                                                                                ---------------
                                 TOTAL ENERGY                                                           108,829

                                 HEALTH CARE 0.13%
        80,000                   LINCOLN NATIONAL CORP 7.625% 7/15/2002                                  82,751
                                                                                                ---------------
                                 TOTAL HEALTH CARE                                                       82,751

                                 TELECOMMUNICATIONS 2.19%
       600,000                   FRANCE TELECOM 144A (FRN) 5.149% 3/14/2003*                            600,378
       500,000                   SBC COMMUNICATIONS 144A 4.250% 6/5/2002*                               500,840
       300,000                   SOUTHWESTERN BELL TELEPHONE CO 5.770% 10/14/2003                       313,975
                                                                                                ---------------
                                 TOTAL TELECOMMUNICATIONS                                             1,415,193
                                                                                                ---------------
TOTAL CORPORATE BONDS (COST $19,857,560)                                                             19,993,971

FOREIGN DEBT 0.77%
       485,000                   PROVINCE OF ONTARIO 7.750% 6/4/2002                                    499,578
                                                                                                ---------------
TOTAL FOREIGN DEBT (COST $493,266)                                                                      499,578

U.S. GOVERNMENTS AND AGENCIES 9.01%

                                 OTHER U.S. AGENCIES 7.46%
       400,000                   FFCB DISC NT 0.000% 11/26/2001                                         399,483
     1,000,000                   FHLB 4.849% 2/15/2002                                                1,004,400
       350,000                   FHLMC DISC NT 0.000% 12/6/2001                                         349,279
       250,000                   FHLMC GROUP #1617 6.000% 2/15/2022                                     259,185
     1,300,000                   FNMA DISC NT 3.210% 12/6/2001                                        1,295,943
     1,210,000                   FNMA INFLATION INDEXED NT 5.440% 3/13/2002                           1,216,570
       300,000                   FNMA SOVEREIGN AGENCY 5.500% 2/12/2004                                 302,815
                                                                                                ---------------
                                 TOTAL OTHER U.S. AGENCIES                                            4,827,675

              See Accompanying Notes to these Financial Statements.


PAR VALUE OR SHARES              DESCRIPTION                                                    VALUE
---------------------------------------------------------------------------------------------------------------
                                 U.S. TREASURIES 1.55%
$    1,000,000                   U.S. TREASURY NOTES 2.750% 9/30/2003                           $     1,006,484
                                                                                                ---------------
                                 TOTAL U.S. TREASURIES                                                1,006,484
                                                                                                ---------------
TOTAL U.S. GOVERNMENTS AND AGENCIES (COST $5,812,304)                                                 5,834,159

CERTIFICATES OF DEPOSIT 0.58%
       375,000                   JP MORGAN CHASE & CO. 2.320% 12/13/2001                                375,000
                                                                                                ---------------
TOTAL CERTIFICATES OF DEPOSIT (COST $375,000)                                                           375,000

COMMERCIAL PAPER 18.19%
       462,000                   AMERICAN HONDA FINANCE 2.500% 11/9/2001                                461,743
     1,000,000                   APRECO INC 2.600% 11/2/2001                                            999,928
       300,000                   BAYER CORP 3.235% 11/9/2001                                            299,784
       500,000                   CORPORATE RECEIVABLES CORP 2.320% 12/7/2001                            498,840
       950,000                   DIAGEO CAPITAL 2.610% 11/1/2001                                        950,000
     1,000,000                   EUREKA SECURITIES 2.550% 11/6/2001                                     999,646
       650,000                   FLEET FUNDING CORP 2.500% 11/9/2001                                    649,639
     1,075,000                   HUBBELL INC 2.650% 11/1/2001                                         1,075,000
       950,000                   KFW INTL FINANCE 2.630% 11/1/2001                                      950,000
     1,000,000                   MERCK & CO 2.500% 11/8/2001                                            999,514
       646,000                   NATIONAL RURAL 2.430% 11/19/2001                                       645,215
       650,000                   PARK AVENUE 2.480% 11/14/2001                                          649,418
       650,000                   PREFERRED RECEIVABLES FUNDING CO 144A
                                 2.480% 11/16/2001*                                                     649,328
       500,000                   PRUDENTIAL FUNDING 2.200% 4/23/2002                                    494,714
       304,000                   TOYOTA MOTOR CREDIT CORP 2.470% 11/21/2001                             303,583
       500,000                   UNILEVER CAPITAL 2.450% 11/16/2001                                     499,489
       650,000                   WINDMILL FUNDING 2.440% 11/21/2001                                     649,119
                                                                                                ---------------
TOTAL COMMERCIAL PAPER (COST $11,774,961)                                                            11,774,960

TOTAL INVESTMENTS AT VALUE 94.43% (COST $60,872,533)                                                 61,134,769

OTHER ASSETS IN EXCESS OF LIABILITIES 5.57%                                                           3,603,908

                                                                                                ---------------
NET ASSETS 100.00%                                                                              $    64,738,677
                                                                                                ===============

--------------------------
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, to qualified institutional buyers. At October 31, 2001, these securities amounted to $6,501,810 or 10.0% of net assets.

FRN      Floating Rate Note

MTN      Medium Term Note

FNMA     Federal National Mortgage Association

FHLMC    Federal Home Loan Mortgage Corporation

FHR      Freddie Mac

FFCB     Federal Farm Credit Bank

FHLB     Federal Home Loan Bank

             See Accompanying Notes to these Financial Statements.

                       This page intentionally left blank.

                         COMMONFUND INSTITUTIONAL FUNDS

        STATEMENTS OF ASSETS AND LIABILITIES OCTOBER 31, 2001 (UNAUDITED)

                                                                                               CIF                 CIF
                                                                                           CORE EQUITY          SMALL CAP
                                                                                               FUND             GROWTH FUND
----------------------------------------------------------------------------------------------------------------------------
ASSETS:
   Investments:
      Investments at cost                                                                 $  116,595,396     $    54,873,129
      Net unrealized appreciation (depreciation)                                             (13,632,575)         (3,318,079)
                                                                                          --------------     ---------------
   Total investments at value                                                                102,962,821          51,555,050
   Cash and cash equivalents                                                                   4,537,829           2,273,244
   Foreign currency at value (1)                                                                      --                  --
   Receivable for investments sold                                                               341,202             965,609
   Receivable for Fund shares sold                                                                    --          14,000,000
   Receivable for expense reimbursement                                                           10,852              16,927
   Dividend and Interest receivable                                                               86,107               7,581
   Receivable for daily variation margin on open financial futures contracts                          --                  --
   Unrealized appreciation on open forward foreign currency contracts                                 --                  --
                                                                                          --------------     ---------------
      Total Assets                                                                           107,938,811          68,818,411
                                                                                          --------------     ---------------
LIABILITIES:
   Payable for investments purchased                                                             535,833           1,089,926
   Payable for Fund shares redeemed                                                                   --                  --
   Unrealized depreciation on open forward foreign currency contracts                                 --                  --
   Written options at value (2)                                                                       --                  --
   Payable to affiliate                                                                            1,266               1,296
   Advisory fee payable                                                                           41,638              40,340
   Accrued expenses and other payables                                                            60,468              47,437
                                                                                          --------------     ---------------
      Total Liabilities                                                                          639,205           1,178,999
                                                                                          --------------     ---------------
NET ASSETS                                                                                $  107,299,606     $    67,639,412
                                                                                          ==============     ===============
NET ASSETS CONSIST OF:
   Capital stock, $0.001 par value                                                        $       13,059     $         8,446
   Paid-in capital                                                                           128,830,317          79,499,196
   Undistributed (distribution in excess of) net investment income (loss)                          9,807            (194,652)
   Accumulated (distribution in excess of) net realized gain (loss) on investments sold       (7,921,002)         (8,355,499)
   Net unrealized appreciation (depreciation) (computed on the basis of identified cost)     (13,632,575)         (3,318,079)
                                                                                          --------------     ---------------
TOTAL NET ASSETS                                                                          $  107,299,606     $    67,639,412
                                                                                          ==============     ===============
SHARES OUTSTANDING (UNLIMITED SHARES AUTHORIZED, $0.001 PAR VALUE)                            13,058,130           8,445,781

NET ASSET VALUE
   Redemption and offering price per share                                                $         8.22     $          8.01
                                                                                          ==============     ===============
(1)   Cost of cash denominated in foreign currencies                                                  --                  --
(2)   Premiums on written options                                                                     --                  --

                                       58


                                                                                               CIF                 CIF
                                                                                            SMALL CAP         INTERNATIONAL
                                                                                            VALUE FUND          EQUITY FUND
----------------------------------------------------------------------------------------------------------------------------
ASSETS:
   Investments:
      Investments at cost                                                                 $   58,908,034     $    96,589,359
      Net unrealized appreciation (depreciation)                                              (3,772,104)        (17,410,705)
                                                                                          --------------     ---------------
   Total investments at value                                                                 55,135,930          79,178,654
   Cash and cash equivalents                                                                   3,780,512           3,991,230
   Foreign currency at value (1)                                                                      --           2,056,066
   Receivable for investments sold                                                             3,794,295             426,418
   Receivable for Fund shares sold                                                             6,000,000                  --
   Receivable for expense reimbursement                                                           15,556             102,712
   Dividend and Interest receivable                                                               32,464             137,847
   Receivable for daily variation margin on open financial futures contracts                          --                  --
   Unrealized appreciation on open forward foreign currency contracts                                 --             122,817
                                                                                          --------------     ---------------
      Total Assets                                                                            68,758,757          86,015,744
                                                                                          --------------     ---------------

LIABILITIES:
   Payable for investments purchased                                                           1,200,122             614,786
   Payable for Fund shares redeemed                                                                   --              27,347
   Unrealized depreciation on open forward foreign currency contracts                                 --               6,494
   Written options at value (2)                                                                       --                  --
   Payable to affiliate                                                                            1,266               1,272
   Advisory fee payable                                                                           46,444              50,827
   Accrued expenses and other payables                                                            48,578             106,383
                                                                                          --------------     ---------------
      Total Liabilities                                                                        1,296,410             807,109
                                                                                          --------------     ---------------
NET ASSETS                                                                                $   67,462,347     $    85,208,635
                                                                                          ==============     ===============

NET ASSETS CONSIST OF:
   Capital stock, $0.001 par value                                                        $        6,764     $        11,137
   Paid-in capital                                                                            67,691,204         110,784,745
   Undistributed (distribution in excess of) net investment income (loss)                          6,472             368,992
   Accumulated (distribution in excess of) net realized gain (loss) on investments sold        3,530,011          (8,664,557)
   Net unrealized appreciation (depreciation) (computed on the basis of identified cost)      (3,772,104)        (17,291,682)
                                                                                          --------------     ---------------
TOTAL NET ASSETS                                                                          $   67,462,347     $    85,208,635
                                                                                          ==============     ===============
SHARES OUTSTANDING (UNLIMITED SHARES AUTHORIZED, $0.001 PAR VALUE)                             6,763,471          11,137,118

NET ASSET VALUE
   Redemption and offering price per share                                                $         9.97     $          7.65
                                                                                          ==============     ===============
(1)   Cost of cash denominated in foreign currencies                                                  --           2,053,401
(2)   Premiums on written options                                                                     --                  --


                                                                                                CIF                CIF
                                                                                             CORE PLUS        INFLATION-INDEXED
                                                                                             BOND FUND           BOND FUND
----------------------------------------------------------------------------------------------------------------------------
ASSETS:
   Investments:
      Investments at cost                                                                 $  166,219,557     $   262,101,482
      Net unrealized appreciation (depreciation)                                               5,121,596           7,717,036
                                                                                          --------------     ---------------
   Total investments at value                                                                171,341,153         269,818,518
   Cash and cash equivalents                                                                   8,078,104             285,187
   Foreign currency at value (1)                                                                 277,131                  --
   Receivable for investments sold                                                             6,471,591          15,224,269
   Receivable for Fund shares sold                                                                    --           5,000,000
   Receivable for expense reimbursement                                                            7,145              28,838
   Dividend and Interest receivable                                                            1,824,101           1,890,651
   Receivable for daily variation margin on open financial futures contracts                      54,814                  --
   Unrealized appreciation on open forward foreign currency contracts                             12,595                  --
                                                                                          --------------     ---------------
      Total Assets                                                                           188,066,634         292,247,463
                                                                                          --------------     ---------------

LIABILITIES:
   Payable for investments purchased                                                          28,246,783          13,471,088
   Payable for Fund shares redeemed                                                                   --                  --
   Unrealized depreciation on open forward foreign currency contracts                              1,480                  --
   Written options at value (2)                                                                  489,646                  --
   Payable to affiliate                                                                            1,260               1,254
   Advisory fee payable                                                                           46,933              34,253
   Accrued expenses and other payables                                                            62,411              84,117
                                                                                          --------------     ---------------
      Total Liabilities                                                                       28,848,513          13,590,712
                                                                                          --------------     ---------------
NET ASSETS                                                                                $  159,218,121     $   278,656,751
                                                                                          ==============     ===============

NET ASSETS CONSIST OF:
   Capital stock, $0.001 par value                                                        $       15,187     $        26,021
   Paid-in capital                                                                           152,294,367         262,734,979
   Undistributed (distribution in excess of) net investment income (loss)                        (17,076)            (56,123)
   Accumulated (distribution in excess of) net realized gain (loss) on investments sold        1,609,585           8,234,838
   Net unrealized appreciation (depreciation) (computed on the basis of identified cost)       5,316,058           7,717,036
                                                                                          --------------     ---------------
TOTAL NET ASSETS                                                                          $  159,218,121     $   278,656,751
                                                                                          ==============     ===============
SHARES OUTSTANDING (UNLIMITED SHARES AUTHORIZED, $0.001 PAR VALUE)                            15,186,655          26,103,673

NET ASSET VALUE
   Redemption and offering price per share                                                $        10.48     $         10.68
                                                                                          ==============     ===============
(1)   Cost of cash denominated in foreign currencies                                             288,021                  --
(2)   Premiums on written options                                                                247,069                  --


                                                                                                 CIF              CIF
                                                                                            LOW DURATION     SHORT DURATION
                                                                                             BOND FUND            FUND
----------------------------------------------------------------------------------------------------------------------------
ASSETS:
   Investments:
      Investments at cost                                                                 $   99,170,689     $    60,872,533
      Net unrealized appreciation (depreciation)                                               1,921,082             262,236
                                                                                          --------------     ---------------
   Total investments at value                                                                101,091,771          61,134,769
   Cash and cash equivalents                                                                   8,211,958           4,208,434
   Foreign currency at value (1)                                                                      --                  --
   Receivable for investments sold                                                             2,545,805                  --
   Receivable for Fund shares sold                                                                    --                  --
   Receivable for expense reimbursement                                                            6,590               6,424
   Dividend and Interest receivable                                                              831,712             347,054
   Receivable for daily variation margin on open financial futures contracts                          --                  --
   Unrealized appreciation on open forward foreign currency contracts                                 --                  --
                                                                                          --------------     ---------------
      Total Assets                                                                           112,687,836          65,696,681
                                                                                          --------------     ---------------

LIABILITIES:
   Payable for investments purchased                                                           6,317,717             894,902
   Payable for Fund shares redeemed                                                                   --                  --
   Unrealized depreciation on open forward foreign currency contracts                                 --                  --
   Written options at value (2)                                                                       --                  --
   Payable to affiliate                                                                            1,254               1,226
   Advisory fee payable                                                                           27,074              10,134
   Accrued expenses and other payables                                                            58,580              51,742
                                                                                          --------------     ---------------
      Total Liabilities                                                                        6,404,625             958,004
                                                                                          --------------     ---------------
NET ASSETS                                                                                $  106,283,211     $    64,738,677
                                                                                          ==============     ===============

NET ASSETS CONSIST OF:
   Capital stock, $0.001 par value                                                        $       10,359     $         6,389
   Paid-in capital                                                                           103,628,610          64,390,136
   Undistributed (distribution in excess of) net investment income (loss)                         34,879               1,239
   Accumulated (distribution in excess of) net realized gain (loss) on investments sold          688,281              78,677
   Net unrealized appreciation (depreciation) (computed on the basis of identified cost)       1,921,082             262,236
                                                                                          --------------     ---------------
TOTAL NET ASSETS                                                                          $  106,283,211     $    64,738,677
                                                                                          ==============     ===============
SHARES OUTSTANDING (UNLIMITED SHARES AUTHORIZED, $0.001 PAR VALUE)                            10,358,835           6,389,696

NET ASSET VALUE
   Redemption and offering price per share                                                $        10.26     $         10.13
                                                                                          ==============     ===============
(1)   Cost of cash denominated in foreign currencies                                                  --                  --
(2)   Premiums on written options                                                                     --                  --

                     See Notes to the Financial Statements.

                         COMMONFUND INSTITUTIONAL FUNDS
 STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED OCTOBER 31, 2001 (UNAUDITED)


                                                                                                CIF                 CIF
                                                                                            CORE EQUITY         SMALL CAP
                                                                                                FUND            GROWTH FUND
----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Interest                                                                               $       85,345     $        32,271
   Dividends (1)                                                                                 674,419              55,493
                                                                                          --------------     ---------------
      Total investment income                                                                    759,764              87,764
                                                                                          --------------     ---------------

EXPENSES
   Advisory fees                                                                                 259,905             254,174
   Directors' fees and expenses                                                                    3,144               3,174
   Custodian and fund accounting                                                                  45,082              26,143
   Professional                                                                                   20,701              20,566
   Registration                                                                                   16,253              11,194
   Printing and postage                                                                            6,134               3,487
   Distribution and service                                                                          983                 473
   Insurance premiums                                                                                564                 338
   Miscellaneous                                                                                     641                 641
                                                                                          --------------     ---------------
      Total expenses before reimbursement                                                        353,407             320,190
      Less expense reimbursements                                                                (35,745)            (37,774)
                                                                                          --------------     ---------------
      Total expenses net of expense reimbursements                                               317,662             282,416
                                                                                          --------------     ---------------
NET INVESTMENT INCOME (LOSS)                                                                     442,102            (194,652)
                                                                                          --------------     ---------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on --
      Investments sold                                                                        (5,957,740)         (4,356,035)
      Financial futures contracts                                                                     --                  --
      Written options                                                                                 --                  --
      Foreign currency transactions                                                                   --                  --
                                                                                          --------------     ---------------
   Total net realized gain (loss)                                                             (5,957,740)         (4,356,035)
                                                                                          --------------     ---------------

   Change in unrealized appreciation (depreciation) on --
      Investments                                                                            (11,635,017)         (5,010,683)
      Financial futures contracts                                                                     --
      Written options                                                                                 --                  --
      Foreign currency translations                                                                   --                  --
                                                                                          --------------     ---------------
   Total net change in unrealized appreciation (depreciation)                                (11,635,017)         (5,010,683)
                                                                                          --------------     ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                                                      (17,592,757)         (9,366,718)
                                                                                          --------------     ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                           $  (17,150,655)    $    (9,561,370)
                                                                                          ==============     ===============
(1)   Dividend income is net of withholding taxes of:                                     $        2,605     $            --

                                       60


                                                                                                CIF                CIF
                                                                                             SMALL CAP        INTERNATIONAL
                                                                                             VALUE FUND        EQUITY FUND
----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Interest                                                                               $       48,543     $        78,721
   Dividends (1)                                                                                 508,274             843,776
                                                                                          --------------     ---------------
      Total investment income                                                                    556,817             922,497
                                                                                          --------------     ---------------

EXPENSES
   Advisory fees                                                                                 297,950             328,255
   Directors' fees and expenses                                                                    3,144               3,150
   Custodian and fund accounting                                                                  29,326             288,756
   Professional                                                                                   20,701              21,028
   Registration                                                                                   10,206              11,248
   Printing and postage                                                                            4,164               6,433
   Distribution and service                                                                          548                 772
   Insurance premiums                                                                                364                 574
   Miscellaneous                                                                                     641                 641
                                                                                          --------------     ---------------
      Total expenses before reimbursement                                                        367,044             660,857
      Less expense reimbursements                                                                (35,988)           (285,707)
                                                                                          --------------     ---------------
      Total expenses net of expense reimbursements                                               331,056             375,150
                                                                                          --------------     ---------------
NET INVESTMENT INCOME (LOSS)                                                                     225,761             547,347
                                                                                          --------------     ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on --
      Investments sold                                                                         1,562,588          (6,294,333)
      Financial futures contracts                                                                     --                  --
      Written options                                                                                 --                  --
      Foreign currency transactions                                                                   18            (177,920)
                                                                                          --------------     ---------------
   Total net realized gain (loss)                                                              1,562,606          (6,472,253)
                                                                                          --------------     ---------------
   Change in unrealized appreciation (depreciation) on --
      Investments                                                                             (6,189,048)        (12,553,185)
      Financial futures contracts                                                                     --                  --
      Written options                                                                                 --                  --
      Foreign currency translations                                                                   --             138,141
                                                                                          --------------     ---------------
   Total net change in unrealized appreciation (depreciation)                                 (6,189,048)        (12,415,044)
                                                                                          --------------     ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                                                       (4,626,442)        (18,887,297)
                                                                                          --------------     ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                           $   (4,400,681)    $   (18,339,950)
                                                                                          ==============     ===============
(1)   Dividend income is net of withholding taxes of:                                     $          109     $        98,426


                                                                                               CIF                  CIF
                                                                                            CORE PLUS        INFLATION-INDEXED
                                                                                             BOND FUND          BOND FUND
----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Interest                                                                               $    4,216,390     $     7,302,302
   Dividends (1)                                                                                      --                  --
                                                                                          --------------     ---------------
      Total investment income                                                                  4,216,390           7,302,302
                                                                                          --------------     ---------------
EXPENSES
   Advisory fees                                                                                 268,242             209,384
   Directors' fees and expenses                                                                    3,138               3,132
   Custodian and fund accounting                                                                  67,341             116,193
   Professional                                                                                   22,408              20,838
   Registration                                                                                   15,856              10,503
   Printing and postage                                                                            8,966              14,467
   Distribution and service                                                                        1,427               5,806
   Insurance premiums                                                                                687               1,076
   Miscellaneous                                                                                     641                 641
                                                                                          --------------     ---------------
      Total expenses before reimbursement                                                        388,706             382,040
      Less expense reimbursements                                                                (43,823)            (32,304)
                                                                                          --------------     ---------------
      Total expenses net of expense reimbursements                                               344,883             349,736
                                                                                          --------------     ---------------
NET INVESTMENT INCOME (LOSS)                                                                   3,871,507           6,952,566
                                                                                          --------------     ---------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on --
      Investments sold                                                                           842,972           3,509,922
      Financial futures contracts                                                                359,776                  --
      Written options                                                                            172,030                  --
      Foreign currency transactions                                                             (101,466)                 --
                                                                                          --------------     ---------------
   Total net realized gain (loss)                                                              1,273,312           3,509,922
                                                                                          --------------     ---------------
   Change in unrealized appreciation (depreciation) on --
      Investments                                                                              6,033,110           5,260,371
      Financial futures contracts                                                                599,811                  --
      Written options                                                                           (280,563)                 --
      Foreign currency translations                                                              (87,273)                 --
                                                                                          --------------     ---------------
   Total net change in unrealized appreciation (depreciation)                                  6,265,085           5,260,371
                                                                                          --------------     ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                                                        7,538,397           8,770,293
                                                                                          --------------     ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                           $   11,409,904     $    15,722,859
                                                                                          ==============     ===============
(1)   Dividend income is net of withholding taxes of:                                     $           --     $            --


                                                                                               CIF                  CIF
                                                                                           LOW DURATION       SHORT DURATION
                                                                                             BOND FUND             FUND
----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Interest                                                                               $    3,332,396     $     1,104,555
   Dividends (1)                                                                                      --                  --
                                                                                          --------------     ---------------
      Total investment income                                                                  3,332,396           1,104,555
                                                                                          --------------     ---------------
EXPENSES
   Advisory fees                                                                                 158,178              47,961
   Directors' fees and expenses                                                                    3,132               5,773
   Custodian and fund accounting                                                                  43,441              10,952
   Professional                                                                                   20,701              21,100
   Registration                                                                                   11,236              18,445
   Printing and postage                                                                            6,967               3,676
   Distribution and service                                                                          961               3,121
   Insurance premiums                                                                                585               2,957
   Miscellaneous                                                                                     641                 521
                                                                                          --------------     ---------------
      Total expenses before reimbursement                                                        245,842             114,506
      Less expense reimbursements                                                                (34,938)            (51,624)
                                                                                          --------------     ---------------
      Total expenses net of expense reimbursements                                               210,904              62,882
                                                                                          --------------     ---------------
NET INVESTMENT INCOME (LOSS)                                                                   3,121,492           1,041,673
                                                                                          --------------     ---------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on --
      Investments sold                                                                           290,703              50,606
      Financial futures contracts                                                                     --                  --
      Written options                                                                                 --                  --
      Foreign currency transactions                                                                   --                  --
                                                                                          --------------     ---------------
   Total net realized gain (loss)                                                                290,703              50,606
                                                                                          --------------     ---------------

   Change in unrealized appreciation (depreciation) on --
      Investments                                                                              1,302,247             158,493
      Financial futures contracts                                                                     --                  --
      Written options                                                                                 --                  --
      Foreign currency translations                                                                   --                  --
                                                                                          --------------     ---------------
   Total net change in unrealized appreciation (depreciation)                                  1,302,247             158,493
                                                                                          --------------     ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                                                        1,592,950             209,099
                                                                                          --------------     ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                           $    4,714,442     $     1,250,772
                                                                                          ==============     ===============
(1)   Dividend income is net of withholding taxes of:                                     $           --     $            --

                     See Notes to the Financial Statements.

                         COMMONFUND INSTITUTIONAL FUNDS

                       STATEMENTS OF CHANGES IN NET ASSETS


                                                                                                        CIF
                                                                                                    CORE EQUITY
                                                                                                        FUND
-----------------------------------------------------------------------------------------------------------------------------
                                                                                          SIX MONTHS ENDED     PERIOD ENDED
                                                                                          OCTOBER 31, 2001       APRIL 30,
                                                                                             (UNAUDITED)          2001(a)
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT BEGINNING OF PERIOD                                                         $  104,813,302     $            --
                                                                                          --------------     ---------------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
   Net investment income (loss)                                                                  442,102             342,312
   Net realized gain (loss) of investments, financial futures contracts, options, and
    foreign currency transactions.                                                            (5,957,740)         (1,963,262)
   Net change in unrealized appreciation (depreciation) of investments, financial
    futures contracts, options, and foreign currency transactions.                           (11,635,017)         (1,997,558)
                                                                                          --------------     ---------------
      Net increase (decrease) in net assets resulting from operations                        (17,150,655)         (3,618,508)
                                                                                          --------------     ---------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                                                        (440,525)           (334,082)
                                                                                          --------------     ---------------
      Total distributions                                                                       (440,525)           (334,082)
                                                                                          --------------     ---------------
CAPITAL SHARE TRANSACTIONS:
   Net proceeds from sale of shares                                                           20,009,004         108,737,914
   Issued to shareholders in reinvestment of distributions                                        99,775              27,978
   Cost of shares repurchased                                                                    (31,295)                 --
                                                                                          --------------     ---------------
   Net increase from capital share transactions                                               20,077,484         108,765,892
                                                                                          --------------     ---------------
      Total increase (decrease) in net assets                                                  2,486,304         104,813,302
                                                                                          --------------     ---------------
NET ASSETS AT END OF PERIOD                                                               $  107,299,606     $   104,813,302
                                                                                          ==============     ===============
Undistributed (distribution in excess of) net investment income (loss)                    $        9,807     $         8,230
                                                                                          ==============     ===============
OTHER INFORMATION:

SHARE TRANSACTIONS:

SHARES OUTSTANDING AT BEGINNING OF PERIOD                                                     10,959,868                  --
                                                                                          --------------     ---------------
   Sold                                                                                        2,090,088          10,956,948
   Issued to shareholders in reinvestment of distributions                                        11,539               2,920
   Repurchased                                                                                    (3,365)                 --
                                                                                          --------------     ---------------
   Net increase in shares outstanding                                                          2,098,262          10,959,868
                                                                                          --------------     ---------------
SHARES OUTSTANDING AT END OF PERIOD                                                           13,058,130          10,959,868
                                                                                          ==============     ===============
(a)   Fund commenced operations on January 2, 2001.

                                       62


                                                                                                           CIF
                                                                                                        SMALL CAP
                                                                                                       GROWTH FUND
-----------------------------------------------------------------------------------------------------------------------------
                                                                                           SIX MONTHS ENDED    PERIOD ENDED
                                                                                           OCTOBER 31, 2001      APRIL 30,
                                                                                              (UNAUDITED)         2001(a)
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT BEGINNING OF PERIOD                                                         $   58,267,131     $            --
                                                                                          --------------     ---------------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
   Net investment income (loss)                                                                 (194,652)            (86,026)
   Net realized gain (loss) of investments, financial futures contracts, options, and
    foreign currency transactions.                                                            (4,356,035)         (3,999,464)
   Net change in unrealized appreciation (depreciation) of investments, financial
    futures contracts, options, and foreign currency transactions.                            (5,010,683)          1,692,604
                                                                                          --------------     ---------------
      Net increase (decrease) in net assets resulting from operations                         (9,561,370)         (2,392,886)
                                                                                          --------------     ---------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                                                              --                  --
                                                                                          --------------     ---------------
      Total distributions                                                                             --                  --
                                                                                          --------------     ---------------
CAPITAL SHARE TRANSACTIONS:
   Net proceeds from sale of shares                                                           18,935,073          60,660,017
   Issued to shareholders in reinvestment of distributions                                                                --
   Cost of shares repurchased                                                                     (1,422)                 --
                                                                                          --------------     ---------------
   Net increase from capital share transactions                                               18,933,651          60,660,017
                                                                                          --------------     ---------------
      Total increase (decrease) in net assets                                                  9,372,281          58,267,131
                                                                                          --------------     ---------------
NET ASSETS AT END OF PERIOD                                                               $   67,639,412     $    58,267,131
                                                                                          ==============     ===============
Undistributed (distribution in excess of) net investment income (loss)                    $     (194,652)    $            --
                                                                                          ==============     ===============
OTHER INFORMATION:

SHARE TRANSACTIONS:

SHARES OUTSTANDING AT BEGINNING OF PERIOD                                                      6,065,808                  --
                                                                                          --------------     ---------------
   Sold                                                                                        2,380,121           6,065,808
   Issued to shareholders in reinvestment of distributions                                            --                  --
   Repurchased                                                                                      (148)                 --
                                                                                          --------------     ---------------
   Net increase in shares outstanding                                                          2,379,973           6,065,808
                                                                                          --------------     ---------------
SHARES OUTSTANDING AT END OF PERIOD                                                            8,445,781           6,065,808
                                                                                          ==============     ===============
(a)   Fund commenced operations on January 2, 2001.


                                                                                                            CIF
                                                                                                         SMALL CAP
                                                                                                         VALUE FUND
----------------------------------------------------------------------------------------------------------------------------
                                                                                        SIX MONTHS ENDED       PERIOD ENDED
                                                                                        OCTOBER 31, 2001         APRIL 30,
                                                                                           (UNAUDITED)            2001(a)
----------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT BEGINNING OF PERIOD                                                         $   65,158,581     $            --
                                                                                          --------------     ---------------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
   Net investment income (loss)                                                                  225,761             200,593
   Net realized gain (loss) of investments, financial futures contracts, options, and
    foreign currency transactions.                                                             1,562,606           1,967,405
   Net change in unrealized appreciation (depreciation) of investments, financial
    futures contracts, options, and foreign currency transactions.                            (6,189,048)          2,416,944
                                                                                          --------------     ---------------
      Net increase (decrease) in net assets resulting from operations                         (4,400,681)          4,584,942
                                                                                          --------------     ---------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                                                        (232,286)           (187,596)
                                                                                          --------------     ---------------
      Total distributions                                                                       (232,286)           (187,596)
                                                                                          --------------     ---------------
CAPITAL SHARE TRANSACTIONS:
   Net proceeds from sale of shares                                                            6,935,075          60,761,219
   Issued to shareholders in reinvestment of distributions                                         3,081                  16
   Cost of shares repurchased                                                                     (1,423)
                                                                                          --------------     ---------------
   Net increase from capital share transactions                                                6,936,733          60,761,235
                                                                                          --------------     ---------------
      Total increase (decrease) in net assets                                                  2,303,766          65,158,581
                                                                                          --------------     ---------------
NET ASSETS AT END OF PERIOD                                                               $   67,462,347     $    65,158,581
                                                                                          ==============     ===============
Undistributed (distribution in excess of) net investment income (loss)                    $        6,472     $        12,997
                                                                                          ==============     ===============
OTHER INFORMATION:

SHARE TRANSACTIONS:

SHARES OUTSTANDING AT BEGINNING OF PERIOD                                                      6,075,730                  --
                                                                                          --------------     ---------------
   Sold                                                                                          687,575           6,075,728
   Issued to shareholders in reinvestment of distributions                                           296                   2
   Repurchased                                                                                      (130)                 --
                                                                                          --------------     ---------------
   Net increase in shares outstanding                                                            687,741           6,075,730
                                                                                          --------------     ---------------
SHARES OUTSTANDING AT END OF PERIOD                                                            6,763,471           6,075,730
                                                                                          ==============     ===============
(a)   Fund commenced operations on January 2, 2001.


                                                                                                             CIF
                                                                                                         INTERNAIONAL
                                                                                                         EQUITY FUND
-----------------------------------------------------------------------------------------------------------------------------
                                                                                          SIX MONTHS ENDED     PERIOD ENDED
                                                                                          OCTOBER 31, 2001      APRIL 30,
                                                                                          (UNAUDITED)            2001(a)
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT BEGINNING OF PERIOD                                                         $   98,886,678     $            --
                                                                                          --------------     ---------------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
   Net investment income (loss)                                                                  547,347             438,965
   Net realized gain (loss) of investments, financial futures contracts, options, and
    foreign currency transactions.                                                            (6,472,253)         (1,806,236)
   Net change in unrealized appreciation (depreciation) of investments, financial
    futures contracts, options, and foreign currency transactions.                           (12,415,044)         (4,876,638)
                                                                                          --------------     ---------------
      Net increase (decrease) in net assets resulting from operations                        (18,339,950)         (6,243,909)
                                                                                          --------------     ---------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                                                        (575,926)           (427,462)
                                                                                          --------------     ---------------
      Total distributions                                                                       (575,926)           (427,462)
                                                                                          --------------     ---------------
CAPITAL SHARE TRANSACTIONS:
   Net proceeds from sale of shares                                                            5,328,371         106,337,307
   Issued to shareholders in reinvestment of distributions                                        58,879              22,425
   Cost of shares repurchased                                                                   (149,417)           (801,683)
                                                                                          --------------     ---------------
   Net increase from capital share transactions                                                5,237,833         105,558,049
                                                                                          --------------     ---------------
      Total increase (decrease) in net assets                                                (13,678,043)         98,886,678
                                                                                          --------------     ---------------
NET ASSETS AT END OF PERIOD                                                               $   85,208,635     $    98,886,678
                                                                                          ==============     ===============
Undistributed (distribution in excess of) net investment income (loss)                    $      368,992     $       397,571
                                                                                          ==============     ===============
OTHER INFORMATION:

SHARE TRANSACTIONS:

SHARES OUTSTANDING AT BEGINNING OF PERIOD                                                     10,554,643                  --
                                                                                          --------------     ---------------
   Sold                                                                                          593,431          10,565,649
   Issued to shareholders in reinvestment of distributions                                         7,219               2,406
   Repurchased                                                                                   (18,175)            (13,412)
                                                                                          --------------     ---------------
   Net increase in shares outstanding                                                            582,475          10,554,643
                                                                                          --------------     ---------------
SHARES OUTSTANDING AT END OF PERIOD                                                           11,137,118          10,554,643
                                                                                          ==============     ===============
(a)   Fund commenced operations on January 2, 2001.

                     See Notes to the Financial Statements.

                         COMMONFUND INSTITUTIONAL FUNDS

                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                         CIF
                                                                                                     CORE PLUS
                                                                                                     BOND FUND
----------------------------------------------------------------------------------------------------------------------------
                                                                                        SIX MONTHS ENDED     PERIOD ENDED
                                                                                        OCTOBER 31, 2001       APRIL 30,
                                                                                           (UNAUDITED)          2001(a)
----------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT BEGINNING OF PERIOD                                                      $     132,264,966     $            --
                                                                                       -----------------     ---------------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
   Net investment income                                                                       3,871,507           1,778,329
   Net realized gain of investments, financial futures contracts, options, and
    foreign currency transactions.                                                             1,273,312             302,029
   Net change in unrealized appreciation of investments, financial futures contracts,
    options, and foreign currency transactions.                                                6,265,085            (949,027)
                                                                                       -----------------     ---------------
      Net increase in net assets resulting from operations                                    11,409,904           1,131,331
                                                                                       -----------------     ---------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                                                      (4,065,784)         (1,566,884)
   Net realized gain                                                                                  --                  --
                                                                                       -----------------     ---------------
      Total distributions                                                                     (4,065,784)         (1,566,884)
                                                                                       -----------------     ---------------

CAPITAL SHARE TRANSACTIONS:
   Net proceeds from sale of shares                                                           25,886,867         142,085,496
   Issued to shareholders in reinvestment of distributions                                     1,339,238             196,502
   Cost of shares repurchased                                                                 (7,617,070)         (9,581,479)
                                                                                       -----------------     ---------------
   Net increase (decrease) from capital share transactions                                    19,609,035         132,700,519
                                                                                       -----------------     ---------------
      Total increase in net assets                                                            26,953,155         132,264,966
                                                                                       -----------------     ---------------
NET ASSETS AT END OF PERIOD                                                            $     159,218,121   $     132,264,966
                                                                                       =================     ===============
Undistributed (distribution in excess of) net investment income (loss)                 $         (17,076)  $         177,201
                                                                                       =================     ===============
OTHER INFORMATION:

SHARE TRANSACTIONS:

SHARES OUTSTANDING AT BEGINNING OF PERIOD                                                     13,232,601                  --
                                                                                       -----------------     ---------------
   Sold                                                                                        2,571,800          14,162,731
   Issued to shareholders in reinvestment of distributions                                       130,738              19,571
   Repurchased                                                                                  (748,484)           (949,701)
                                                                                       -----------------     ---------------
   Net increase in shares outstanding                                                          1,954,054          13,232,601
                                                                                       -----------------     ---------------
SHARES OUTSTANDING AT END OF PERIOD                                                           15,186,655          13,232,601
                                                                                       =================     ===============
(a)   Fund commenced operations on January 2, 2001.
(b)   Fund commenced operations on May 1, 2000.

                                       64


                                                                                                           CIF
                                                                                                    INFLATION-INDEXED
                                                                                                        BOND FUND
-------------------------------------------------------------------------------------------------------------------------------
                                                                                          SIX MONTHS ENDED         PERIOD ENDED
                                                                                          OCTOBER 31, 2001           APRIL 30,
                                                                                            (UNAUDITED)              2001(a)
-------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT BEGINNING OF PERIOD                                                          $   275,341,818         $         --
                                                                                           ---------------         ------------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
   Net investment income                                                                         6,952,566            4,255,847
   Net realized gain of investments, financial futures contracts, options, and
    foreign currency transactions.                                                               3,509,922            2,909,874
   Net change in unrealized appreciation of investments, financial futures contracts,
    options, and foreign currency transactions.                                                  5,260,371            2,456,665
                                                                                           ---------------         ------------
      Net increase in net assets resulting from operations                                      15,722,859            9,622,386
                                                                                           ---------------         ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                                                        (8,953,659)          (2,310,877)
   Net realized gain                                                                                    --                   --
                                                                                           ---------------         ------------
      Total distributions                                                                       (8,953,659)          (2,310,877)
                                                                                           ---------------         ------------
CAPITAL SHARE TRANSACTIONS:
   Net proceeds from sale of shares                                                             15,305,114          365,478,550
   Issued to shareholders in reinvestment of distributions                                       2,690,619              762,187
   Cost of shares repurchased                                                                  (21,450,000)         (98,210,428)
                                                                                           ---------------         ------------
   Net increase (decrease) from capital share transactions                                      (3,454,267)         268,030,309
                                                                                           ---------------         ------------
      Total increase in net assets                                                               3,314,933          275,341,818
                                                                                           ---------------         ------------
NET ASSETS AT END OF PERIOD                                                                $   278,656,751         $275,341,818
                                                                                           ===============         ============
Undistributed (distribution in excess of) net investment income (loss)                     $       (56,123)        $  1,944,970
                                                                                           ===============         ============
OTHER INFORMATION:

SHARE TRANSACTIONS:

SHARES OUTSTANDING AT BEGINNING OF PERIOD                                                       26,463,626                   --
                                                                                           ---------------         ------------
   Sold                                                                                          1,447,766           35,833,568
   Issued to shareholders in reinvestment of distributions                                         259,593               74,111
   Repurchased                                                                                  (2,067,312)          (9,444,053)
                                                                                           ---------------         ------------
   Net increase in shares outstanding                                                             (359,953)          26,463,626
                                                                                           ---------------         ------------
SHARES OUTSTANDING AT END OF PERIOD                                                             26,103,673           26,463,626
                                                                                           ===============         ============
(a)   Fund commenced operations on January 2, 2001.
(b)    Fund commenced operations on May 1, 2000.


                                                                                                          CIF
                                                                                                      LOW DURATION
                                                                                                       BOND FUND
---------------------------------------------------------------------------------------------------------------------------------
                                                                                            SIX MONTHS ENDED       PERIOD ENDED
                                                                                            OCTOBER 31, 2001         APRIL 30,
                                                                                               (UNAUDITED)            2001(a)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT BEGINNING OF PERIOD                                                            $   101,066,768      $            --
                                                                                             ---------------      ---------------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
   Net investment income                                                                           3,121,492            1,893,520
   Net realized gain of investments, financial futures contracts, options, and
    foreign currency transactions.                                                                   290,703              416,313
   Net change in unrealized appreciation of investments, financial futures contracts,
    options, and foreign currency transactions.                                                    1,302,247              618,835
                                                                                             ---------------      ---------------
      Net increase in net assets resulting from operations                                         4,714,442            2,928,668
                                                                                             ---------------      ---------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                                                          (3,086,613)          (1,912,255)
   Net realized gain                                                                                      --                   --
                                                                                             ---------------      ---------------
      Total distributions                                                                         (3,086,613)          (1,912,255)
                                                                                             ---------------      ---------------
CAPITAL SHARE TRANSACTIONS:
   Net proceeds from sale of shares                                                                3,500,000          100,050,100
   Issued to shareholders in reinvestment of distributions                                            88,614                  255
   Cost of shares repurchased                                                                             --                   --
                                                                                             ---------------      ---------------
   Net increase (decrease) from capital share transactions                                         3,588,614          100,050,355
                                                                                             ---------------      ---------------
      Total increase in net assets                                                                 5,216,443          101,066,768
                                                                                             ---------------      ---------------
NET ASSETS AT END OF PERIOD                                                                  $   106,283,211      $   101,066,768
                                                                                             ===============      ===============
Undistributed (distribution in excess of) net investment income (loss)                       $        34,879      $            --
                                                                                             ===============      ===============
OTHER INFORMATION:

SHARE TRANSACTIONS:

SHARES OUTSTANDING AT BEGINNING OF PERIOD                                                         10,004,961                   --
                                                                                             ---------------      ---------------
   Sold                                                                                              345,168           10,004,936
   Issued to shareholders in reinvestment of distributions                                             8,706                   25
   Repurchased                                                                                            --                   --
                                                                                             ---------------      ---------------
   Net increase in shares outstanding                                                                353,874           10,004,961
                                                                                             ---------------      ---------------
SHARES OUTSTANDING AT END OF PERIOD                                                               10,358,835           10,004,961
                                                                                             ===============      ===============
(a)   Fund commenced operations on January 2, 2001.
(b)    Fund commenced operations on May 1, 2000.

                                                                                                            CIF
                                                                                                       SHORT DURATION
                                                                                                            FUND
--------------------------------------------------------------------------------------------------------------------------------
                                                                                            SIX MONTHS ENDED      PERIOD ENDED
                                                                                            OCTOBER 31, 2001        APRIL 30,
                                                                                               (UNAUDITED)           2001(b)
--------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT BEGINNING OF PERIOD                                                             $   35,910,625      $   10,200,000
                                                                                              --------------      --------------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
   Net investment income                                                                           1,041,673           1,249,792
   Net realized gain of investments, financial futures contracts, options, and
    foreign currency transactions.                                                                    50,606              55,837
   Net change in unrealized appreciation of investments, financial futures contracts,
    options, and foreign currency transactions.                                                      158,493             103,743
                                                                                              --------------      --------------
      Net increase in net assets resulting from operations                                         1,250,772           1,409,372
                                                                                              --------------      --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                                                          (1,057,065)         (1,241,691)
   Net realized gain                                                                                      --             (19,236)
                                                                                              --------------      --------------
      Total distributions                                                                         (1,057,065)         (1,260,927)
                                                                                              --------------      --------------
CAPITAL SHARE TRANSACTIONS:
   Net proceeds from sale of shares                                                               54,428,226          31,081,074
   Issued to shareholders in reinvestment of distributions                                         1,052,112           1,260,927
   Cost of shares repurchased                                                                    (26,845,993)         (6,779,821)
                                                                                              --------------      --------------
   Net increase (decrease) from capital share transactions                                        28,634,345          25,562,180
                                                                                              --------------      --------------
      Total increase in net assets                                                                28,828,052          25,710,625
                                                                                              --------------      --------------
NET ASSETS AT END OF PERIOD                                                                   $   64,738,677      $   35,910,625
                                                                                              ==============      ==============
Undistributed (distribution in excess of) net investment income (loss)                        $        1,239      $       16,631
                                                                                              ==============      ==============
OTHER INFORMATION:

SHARE TRANSACTIONS:

SHARES OUTSTANDING AT BEGINNING OF PERIOD                                                          3,560,353           1,020,000
                                                                                              --------------      --------------
   Sold                                                                                            5,377,906           3,090,988
   Issued to shareholders in reinvestment of distributions                                           104,075             125,512
   Repurchased                                                                                    (2,652,638)           (676,147)
                                                                                              --------------      --------------
   Net increase in shares outstanding                                                              2,829,343           2,540,353
                                                                                              --------------      --------------
SHARES OUTSTANDING AT END OF PERIOD                                                                6,389,696           3,560,353
                                                                                              ==============      ==============
(a)   Fund commenced operations on January 2, 2001.
(b)    Fund commenced operations on May 1, 2000.

                     See Notes to the Financial Statements.

                         COMMONFUND INSTITUTIONAL FUNDS

      FINANCIAL HIGHLIGHTS-- FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                                                                         CIF
                                                                                                    CORE EQUITY
                                                                                                         FUND
--------------------------------------------------------------------------------------------------------------------------------
                                                                                           SIX MONTHS ENDED
                                                                                            OCTOBER 31, 2001     PERIOD ENDED
                                                                                                (UNAUDITED)     APRIL 30, 2001(a)
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, beginning of period                                                           $       9.56           $   10.00
                                                                                               ------------           ---------
Income from Investment Operations:
   Net investment income (loss)                                                                        0.03                0.03
   Net realized and unrealized gain (loss) on investments                                             (1.34)              (0.44)
                                                                                               ------------           ---------
      Total from Investment Operations:                                                               (1.31)              (0.41)
                                                                                               ------------           ---------
Less Distributions:
   Dividends from net investment income                                                               (0.03)              (0.03)
                                                                                               ------------           ---------
      Total distributions                                                                             (0.03)              (0.03)
                                                                                               ------------           ---------
Net increase (decrease) in net asset value                                                            (1.34)              (0.44)
                                                                                               ------------           ---------
Net Asset Value, end of period                                                                 $       8.22           $    9.56
                                                                                               ============           =========
      Total Return(b)                                                                               (13.68%)**           (4.09%)**
RATIOS/SUPPLEMENTAL DATA
Net Assets, end of period (000's)                                                              $    107,300           $ 104,813
Ratios to average net assets:
   Net investment income (loss) (after reimbursement and waiver of certain operating expenses)        0.77%*              1.07%*
   Net investment income (loss) (before reimbursement and waiver of certain operating expenses)       0.71%*              0.80%*
   Operating expenses (after reimbursement and waiver of certain operating expenses)                  0.55%*              0.55%*
   Operating expenses (before reimbursement and waiver of certain operating expenses)                 0.61%*              0.82%*
   Portfolio Turnover Rate                                                                           37.35%**            20.00%**

    *    Annualized.
    **   Not annualized.
    (a)  Fund commenced operations on January 2, 2001.
    (b)  Total return would have been lower had certain expenses not been waived.

                                       66

                                                                                                             CIF
                                                                                                      SMALL CAP GROWTH
                                                                                                             FUND
--------------------------------------------------------------------------------------------------------------------------------
                                                                                            SIX MONTHS ENDED
                                                                                            OCTOBER 31, 2001     PERIOD ENDED
                                                                                               (UNAUDITED)     APRIL 30, 2001(a)
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, beginning of period                                                           $       9.61           $   10.00
                                                                                               ------------           ---------
Income from Investment Operations:
   Net investment income (loss)                                                                       (0.02)              (0.01)
   Net realized and unrealized gain (loss) on investments                                             (1.58)              (0.38)
                                                                                               ------------           ---------
      Total from Investment Operations:                                                               (1.60)              (0.39)
                                                                                               ------------           ---------
Less Distributions:
   Dividends from net investment income                                                                  --                  --
                                                                                               ------------           ---------
      Total distributions                                                                                --                  --
                                                                                               ------------           ---------
Net increase (decrease) in net asset value                                                            (1.60)              (0.39)
                                                                                               ------------           ---------
Net Asset Value, end of period                                                                         8.01           $    9.61
                                                                                               ============           =========
      Total Return(b)                                                                               (16.65%)**            (3.90%)**
RATIOS/SUPPLEMENTAL DATA
Net Assets, end of period (000's)                                                              $     67,639            $  58,267
Ratios to average net assets:
   Net investment income (loss) (after reimbursement and waiver of certain operating expenses)       (0.69%)*             (0.45%)*
   Net investment income (loss) (before reimbursement and waiver of certain operating expenses)      (0.82%)*             (0.80%)*
   Operating expenses (after reimbursement and waiver of certain operating expenses)                  1.00%*               1.00%*
   Operating expenses (before reimbursement and waiver of certain operating expenses)                 1.13%*               1.35%*
   Portfolio Turnover Rate                                                                           89.71%**             67.62%**

                                                                                                             CIF
                                                                                                       SMALL CAP VALUE
                                                                                                             FUND
---------------------------------------------------------------------------------------------------------------------------------
                                                                                              SIX MONTHS ENDED
                                                                                              OCTOBER 31, 2001    PERIOD ENDED
                                                                                                 (UNAUDITED)    APRIL 30, 2001(a)
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, beginning of period                                                            $  10.72             $  10.00
                                                                                                --------             --------
Income from Investment Operations:
   Net investment income (loss)                                                                     0.04                 0.03
   Net realized and unrealized gain (loss) on investments                                          (0.75)                0.72
                                                                                                --------             --------
      Total from Investment Operations:                                                            (0.71)                0.75
                                                                                                --------             --------
Less Distributions:
   Dividends from net investment income                                                            (0.04)               (0.03)
                                                                                                --------             --------
      Total distributions                                                                          (0.04)               (0.03)
                                                                                                --------             --------
Net increase (decrease) in net asset value                                                         (0.75)                0.72
                                                                                                --------             --------
Net Asset Value, end of period                                                                  $   9.97             $  10.72
                                                                                                ========             ========
      Total Return(b)                                                                             (6.66%)**             7.51%**
RATIOS/SUPPLEMENTAL DATA
Net Assets, end of period (000's)                                                               $ 67,462            $  65,159
Ratios to average net assets:
   Net investment income (loss) (after reimbursement and waiver of certain operating expenses)     0.68%*               0.98%*
   Net investment income (loss) (before reimbursement and waiver of certain operating expenses)    0.57%*               0.66%*
   Operating expenses (after reimbursement and waiver of certain operating expenses)               1.00%*               1.00%*
   Operating expenses (before reimbursement and waiver of certain operating expenses)              1.11%*               1.32%*
   Portfolio Turnover Rate                                                                       109.15%**             54.23%**

                                                                                                             CIF
                                                                                                      INTERNATIONAL EQUITY
                                                                                                             FUND
---------------------------------------------------------------------------------------------------------------------------------
                                                                                            SIX MONTHS ENDED
                                                                                            OCTOBER 31, 2001      PERIOD ENDED
                                                                                               (UNAUDITED)      APRIL 30, 2001(a)
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, beginning of period                                                             $   9.37           $   10.00
                                                                                                 --------           ---------
Income from Investment Operations:
   Net investment income (loss)                                                                      0.05                0.04
   Net realized and unrealized gain (loss) on investments                                           (1.72)              (0.63)
                                                                                                 --------           ---------
      Total from Investment Operations:                                                             (1.67)              (0.59)
                                                                                                 --------           ---------
Less Distributions:
   Dividends from net investment income                                                             (0.05)              (0.04)
                                                                                                 --------           ---------
      Total distributions                                                                           (0.05)              (0.04)
                                                                                                 --------           ---------
Net increase (decrease) in net asset value                                                          (1.72)              (0.63)
                                                                                                 --------           ---------
Net Asset Value, end of period                                                                   $   7.65           $    9.37
                                                                                                 ========           =========
      Total Return(b)                                                                             (17.84%)**           (5.89%)**
RATIOS/SUPPLEMENTAL DATA
Net Assets, end of period (000's)                                                                $ 85,209           $  98,887
Ratios to average net assets:
   Net investment income (loss) (after reimbursement and waiver of certain operating expenses)      1.17%*              1.37%*
   Net investment income (loss) (before reimbursement and waiver of certain operating expenses)     0.56%*              1.08%*
   Operating expenses (after reimbursement and waiver of certain operating expenses)                0.80%*              0.80%*
   Operating expenses (before reimbursement and waiver of certain operating expenses)               1.41%*              1.09%*
   Portfolio Turnover Rate                                                                         36.34%**            21.34%**

                     See Notes to the Financial Statements.

                                                                                                            CIF
                                                                                                       CORE PLUS BOND
                                                                                                            FUND
--------------------------------------------------------------------------------------------------------------------------------
                                                                                          SIX MONTHS ENDED
                                                                                          OCTOBER 31, 2001        PERIOD ENDED
                                                                                             (UNAUDITED)       APRIL 30, 2001(a)
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, beginning of period                                                      $        10.00          $    10.00
                                                                                          --------------          ----------
Income from Investment Operations:
   Net investment income                                                                            0.26                0.15
   Net realized and unrealized gain (loss) on investments                                           0.49               (0.02)
                                                                                          --------------          ----------
      Total from Investment Operations:                                                             0.75                0.13
                                                                                          --------------          ----------
Less Distributions:
   Dividends from net investment income                                                            (0.27)              (0.13)
   From net realized gain on investments                                                              --                  --
                                                                                          --------------          ----------
      Total distributions                                                                          (0.27)              (0.13)
                                                                                          --------------          ----------
Net increase in net asset value                                                                     0.48                  --
                                                                                          --------------          ----------
Net Asset Value, end of period                                                            $        10.48          $    10.00
                                                                                          ==============          ==========
      Total Return(c)                                                                              7.64%**             1.33%**
RATIOS/SUPPLEMENTAL DATA
Net Assets, end of period (000's)                                                         $      159,218          $  132,265
Ratios to average net assets:
   Net investment income (after reimbursement and waiver of certain operating expenses)            5.05%*              4.61%*
   Net investment income (before reimbursement and waiver of certain operating expenses)           4.99%*              4.37%*
   Operating expenses (after reimbursement and waiver of certain operating expenses)               0.45%*              0.45%*
   Operating expenses (before reimbursement and waiver of certain operating expenses)              0.51%*              0.69%*
   Portfolio Turnover Rate                                                                       230.57%**           356.10%**

    *    Annualized.
    **   Not annualized.
    (a)  Fund commenced operations on January 2, 2001.
    (b)  Fund commenced operations on May 1, 2001.
    (c)  Total return would have been lower had certain expenses not been waived.

                                       68



                                                                                                          CIF
                                                                                                  INFLATION-INDEXED
                                                                                                          FUND
-----------------------------------------------------------------------------------------------------------------------------
                                                                                        SIX MONTHS ENDED
                                                                                        OCTOBER 31, 2001       PERIOD ENDED
                                                                                          (UNAUDITED)       APRIL 30, 2001(a)
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, beginning of period                                                       $    10.40          $     10.00
                                                                                           ----------          -----------
Income from Investment Operations:
   Net investment income                                                                         0.25                 0.19
   Net realized and unrealized gain (loss) on investments                                        0.36                 0.33
                                                                                           ----------          -----------
      Total from Investment Operations:                                                          0.61                 0.52
                                                                                           ----------          -----------
Less Distributions:
   Dividends from net investment income                                                         (0.33)               (0.12)
   From net realized gain on investments                                                        --                   --
                                                                                           ----------          -----------
      Total distributions                                                                       (0.33)               (0.12)
                                                                                           ----------          -----------
Net increase in net asset value                                                                  0.28                 0.40
                                                                                           ----------          -----------
Net Asset Value, end of period                                                             $    10.68          $     10.40
                                                                                           ==========          ===========
      Total Return(c)                                                                           5.99%**              5.27%**
RATIOS/SUPPLEMENTAL DATA
Net Assets, end of period (000's)                                                          $  278,657          $   275,342
Ratios to average net assets:
   Net investment income (after reimbursement and waiver of certain operating expenses)         4.95%*               6.99%*
   Net investment income (before reimbursement and waiver of certain operating expenses)        4.93%*               6.77%*
   Operating expenses (after reimbursement and waiver of certain operating expenses)            0.25%*               0.25%*
   Operating expenses (before reimbursement and waiver of certain operating expenses)           0.27%*               0.47%*
   Portfolio Turnover Rate                                                                    115.37%**            181.67%**


                                                                                                          CIF
                                                                                                    LOW DURATION BOND
                                                                                                          FUND
-----------------------------------------------------------------------------------------------------------------------------
                                                                                         SIX MONTHS ENDED
                                                                                         OCTOBER 31, 2001       PERIOD ENDED
                                                                                           (UNAUDITED)       APRIL 30, 2001(a)
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, beginning of period                                                       $    10.10           $    10.00
                                                                                           ----------           ----------
Income from Investment Operations:
   Net investment income                                                                         0.30                 0.19
   Net realized and unrealized gain (loss) on investments                                        0.16                 0.10
                                                                                           ----------           ----------
      Total from Investment Operations:                                                          0.46                 0.29
                                                                                           ----------           ----------
Less Distributions:
   Dividends from net investment income                                                         (0.30)               (0.19)
   From net realized gain on investments                                                           --                   --
                                                                                           ----------           ----------
      Total distributions                                                                       (0.30)               (0.19)
                                                                                           ----------           ----------
Net increase in net asset value                                                                  0.16                 0.10
                                                                                           ----------           ----------
Net Asset Value, end of period                                                             $    10.26           $    10.10
                                                                                           ==========           ==========
      Total Return(c)                                                                           4.62%**              2.93%**
RATIOS/SUPPLEMENTAL DATA
Net Assets, end of period (000's)                                                          $  106,283           $  101,067
Ratios to average net assets:
   Net investment income (after reimbursement and waiver of certain operating expenses)         5.92%*               5.74%*
   Net investment income (before reimbursement and waiver of certain operating expenses)        5.85%*               5.49%*
   Operating expenses (after reimbursement and waiver of certain operating expenses)            0.40%*               0.40%*
   Operating expenses (before reimbursement and waiver of certain operating expenses)           0.47%*               0.65%*
   Portfolio Turnover Rate                                                                     60.63%**             73.42%**


                                                                                                          CIF
                                                                                                     SHORT DURATION
                                                                                                          FUND
------------------------------------------------------------------------------------------------------------------------------
                                                                                        SIX MONTHS ENDED
                                                                                        OCTOBER 31, 2001        PERIOD ENDED
                                                                                          (UNAUDITED)        APRIL 30, 2001(b)
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, beginning of period                                                        $    10.09           $   10.00
                                                                                            ----------           ---------
Income from Investment Operations:
   Net investment income                                                                          0.21                0.59
   Net realized and unrealized gain (loss) on investments                                         0.04                0.09
                                                                                            ----------           ---------
      Total from Investment Operations:                                                           0.25                0.68
                                                                                            ----------           ---------
Less Distributions:
   Dividends from net investment income                                                          (0.21)              (0.58)
   From net realized gain on investments                                                         --                  (0.01)
                                                                                            ----------           ---------
      Total distributions                                                                        (0.21)              (0.59)
                                                                                            ----------           ---------
Net increase in net asset value                                                                   0.04                0.09
                                                                                            ----------           ---------
Net Asset Value, end of period                                                              $    10.13           $   10.09
                                                                                            ==========           =========
      Total Return(c)                                                                            2.49%**             6.95%**
RATIOS/SUPPLEMENTAL DATA
Net Assets, end of period (000's)                                                           $   64,739           $  35,911
Ratios to average net assets:
   Net investment income (after reimbursement and waiver of certain operating expenses)          4.19%*              5.93%*
   Net investment income (before reimbursement and waiver of certain operating expenses)         3.98%*              5.46%*
   Operating expenses (after reimbursement and waiver of certain operating expenses)             0.25%*              0.25%*
   Operating expenses (before reimbursement and waiver of certain operating expenses)            0.46%*              0.72%*
   Portfolio Turnover Rate                                                                     223.43%**           128.96%**

                     See Notes to the Financial Statements.

1.   ORGANIZATION

Commonfund Institutional Funds (the "Company") was established as a Delaware business trust under an Agreement and Declaration of Trust dated August 7, 1999 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, management investment company. The Company currently consists of eight diversified series (each a "Fund" and collectively the "Funds"), CIF Core Equity Fund, CIF Small Cap Growth Fund, CIF Small Cap Value Fund, CIF International Equity Fund, CIF Core Plus Bond Fund, CIF Inflation-Indexed Bond Fund, CIF Low Duration Bond Fund, and CIF Short Duration Fund, each of which operates as a distinct investment vehicle of the Company. Commonfund Asset Management Company, Inc. ("COMANCO") manages each of the Funds. Each Fund seeks to improve the net investment returns of its shareholders with its own investment objectives and policies. There can be no assurance that any Fund will achieve its investment objective.

Fund objectives:

CIF Core Equity Fund, CIF Small Cap Growth Fund, CIF Small Cap Value Fund, and
  CIF International Equity Fund seek to provide long-term capital appreciation.

CIF Core Plus Bond Fund seeks to provide high current income and price appreciation.

CIF Inflation-Indexed Bond Fund seeks to maximize real return to the extent consistent with preservation of capital and liquidity.

CIF Low Duration Bond Fund seeks to preserve capital and provide higher total return than is generally obtainable from money market instruments.

CIF Short Duration Fund seeks to provide current interest income with some price appreciation, each as consistent with liquidity and safety of principal.

2.   SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make estimates and assumptions in the preparation of the financial statements. Actual results could differ from these estimates or assumptions.

The following is a summary of significant accounting policies, which are in conformity with accounting principles generally accepted in the United States of America, and are consistently followed by the Company in the preparation of its financial statements:

SECURITY VALUATION: Equity securities listed on securities exchanges or reported through the NASDAQ system are valued at last sale prices. Unlisted equity securities or listed equity securities for which last sale prices are not available are valued at last quoted bid prices. Corporate debt securities and debt securities of the U.S. Government and its agencies (other than short-term investments which mature in less than sixty days) are valued by an independent pricing service approved by the Board of Directors, which utilizes market quotations and transactions, quotations from dealers and various relationships among securities in determining value. If not valued by a pricing service, such securities are valued at prices obtained from independent brokers. Investments with prices that cannot be readily obtained are carried at fair value as determined in good faith under consistently applied procedures established by and under the supervision of the Board of Directors. Short-term investments that mature in 60 days or less are valued at amortized cost.

SECURITY TRANSACTIONS AND INVESTMENT INCOME: Security transactions are recorded as of trade date. Realized gains and losses from security transactions are determined on the basis of identified cost. Interest income, including amortization of premium and accretion of discount on securities, is accrued daily. Dividend income is recorded on the ex-dividend date. Foreign income and foreign capital gains realized on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets.

FEDERAL TAXES: Each Fund intends to continue to qualify as a "Regulated Investment Company" under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, a Fund will not be subject to Federal income taxes to the extent that it distributes all of its taxable income and net realized gains, if any, for its fiscal year. In addition, by distributing during each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, a Fund will not be subject to Federal excise tax. Therefore, no Federal income tax provision is required.

DISTRIBUTIONS TO SHAREHOLDERS: Dividends to shareholders resulting from net investment income are recorded on the ex-dividend date. The dividends are paid quarterly for CIF Core Equity Fund, CIF Small Cap Growth Fund, CIF Small Cap Value Fund and CIF International Equity Fund, and monthly for CIF Core Plus Bond Fund, CIF Inflation-Indexed Bond Fund, CIF Low Duration Bond Fund and CIF Short Duration Fund. Net realized capital gains, if any, are distributed at least annually. Income and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing book and tax treatments in the timing of the recognition of gains or losses, including "Post-October Losses" and losses deferred due to wash sales; and permanent differences due to differing treatments for paydown gains/losses on certain securities, securities received in-kind, foreign currency transactions, market discount, and non-taxable dividends. Any taxable income or gain remaining at fiscal year end is distributed in the following year. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications among the components of capital. Undistributed net investment income may include temporary book and tax basis differences which will reverse in a subsequent period. Permanent book-tax differences, if any, are not included in ending undistributed net investment income for the purpose of calculating net investment income per share in the Financial Highlights.

SWAP AGREEMENTS: Certain Portfolios may enter into swap agreements to exchange one return or cash flow for another return or cash flow in order to hedge against unfavorable changes in the value of securities or to remain fully invested and to reduce transaction costs. Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. Net periodic interest payments to be received or paid are accrued daily. Interest rate swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation in the Statement of Operations. Realized gains or losses on maturity or termination of interest rate swaps are presented in the Statement of Operations. Because there is no organized market for these swap agreements, the value reported in the Statement of Assets and Liabilities may differ from that which would be realized in the event the Portfolio terminated its position in the agreement. Credit risks may arise upon entering into these agreements from the potential inability of the counterparties to meet the terms of the agreements and are generally limited to the amount of net interest payments to be received and/or favorable movements in the value of the underlying security, if any, at the date of default. Risks also arise from potential for losses from adverse market movements; and such losses could exceed the related amounts shown in the Statement of Assets and Liabilities. The Funds entered into no such agreements during the period ended October 31, 2001.

FOREIGN CURRENCY TRANSLATION AND FOREIGN INVESTMENTS: The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the mean of the bid and asked prices of such currencies against U.S. dollars last quoted by a major bank as follows:

--investments, other assets and liabilities-- at the prevailing rates of exchange on the valuation date;

-- investment transactions, investment income and expenses -- at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Funds are presented at the foreign exchange rates and market prices at the close of the period, the Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held at period end. Similarly, the Funds do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign taxes recorded on each of the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on the Statement of Assets and Liabilities. The change in net unrealized foreign currency gains (losses) for the period is reflected on the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of government supervision and regulation of foreign securities markets and the possibility of political or economic instability.

FOREIGN CURRENCY EXCHANGE CONTRACTS: Certain Funds may enter into foreign currency exchange contracts generally to attempt to protect securities and relatedreceivables and payables against changes in future foreign currency exchange rates and, in certain situations, to gain exposure to foreign currencies. A foreign currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a future date. The value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily and the change in value is recorded by the Funds as unrealized gain or loss. The Funds record realized gains or losses when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Credit risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and is generally limited to the amount of the unrealized gains on the contracts, if any, at the date of default. Risks may also arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. See Schedules of Investments for all open forward foreign currency contracts at October 31, 2001.

FUTURES: Certain Funds may use futures contracts in order to manage their exposure to the stock and bond markets, to hedge against unfavorable changes in the value of securities or to remain fully invested and to reduce transaction costs. Futures contracts provide for the sale by one party and purchase by another party of a specified amount of a specified security, index, instrument or basket of instruments. Futures contracts (secured by cash, government securities or other high grade liquid investments deposited with brokers or custodians as "initial margin") are valued based upon their quoted daily settlement prices; changes in initial settlement value (represented by cash paid to or received from brokers as "variation margin") are accounted for as unrealized appreciation (depreciation). When futures contracts are closed, the difference between the opening value at the date the contract was entered into and the value at closing is recorded as realized gains or losses in the Statement of Operations.

Futures contracts involve market risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Risks arise from the possible movements in security values underlying these instruments. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of hedged investments. See Schedules of Investments for all open futures contracts at October 31, 2001.

PURCHASED AND WRITTEN OPTIONS: Certain Funds may write covered call and put options on portfolio securities and other financial instruments. Premiums are received and are recorded as liabilities. The liabilities are subsequently adjusted to reflect the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the net realized gain or loss. By writing a covered call option, a Fund, in exchange for the premium, foregoes the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase. By writing a put option, a Fund, in exchange for the premium, accepts the risk of having to purchase a security at an exercise price that is above the current market price. The writer for an option may incur losses in excess of the amounts included on the Statement of Assets and Liabilities.

Certain Funds may purchase call and put options on their portfolio securities or other financial instruments. The Funds may purchase call options to protect against an increase in the price of the security or financial instrument it anticipates purchasing. The Funds may purchase put options on securities which it holds or other financial instruments to protect against a decline in the value of the security or financial instrument or to close out covered written put positions. Risks may arise from an imperfect correlation between the change in market value of the securities held by the Funds and the prices of options relating to the securities purchased or sold by the Funds and from the possible lack of a liquid secondary market for an option. The maximum exposure to loss for any purchased option is limited to the premium initially paid for the option.

3.  INVESTMENT ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS

The Company has retained the services of COMANCO, an indirect wholly owned subsidiary of The Common Fund for Nonprofit Organizations ("Commonfund"), as investment manager. COMANCO exercises overall responsibility for supervision of the investment program for the Funds but has contracted out the day-to-day management of the investment operations of the Funds to sub-advisers, who are compensated by COMANCO. As compensation for the services rendered by COMANCO under the investment advisory agreement with the Company, COMANCO receives a fee from the Funds, which is computed daily and generally paid monthly. The Funds pay COMANCO an annual fee shown as a percentage of average net assets for its services, as follows:


FUND                                       EFFECTIVE RATE
CIF Core Equity Fund                               0.45%
CIF Small Cap Growth Fund                          0.90%
CIF Small Cap Value Fund                           0.90%
CIF International Equity Fund                      0.70%
CIF Core Plus Bond Fund                            0.35%
CIF Inflation-Indexed Bond Fund                 0.15--0.35% *
CIF Low Duration Bond Fund                         0.30%
CIF Short Duration Fund                            0.19%

* The Investment Advisory Fees vary with Fund performance. The total advisory fee payable by the Fund will be 0.25% (25 basis points) per annum of assets under management if the return of the Fund is 50 basis points above the Lehman U.S. TIPS Index for the prior twelve months ("fulcrum point"), and will vary upwards or downwards by an amount equal to 20% of any performance above or below the fulcrum point. In no event will the fee exceed 35 basis points or decline below 15 basis points.

The Company and Investors Bank & Trust Company ("IBT Co.") have entered into an administration agreement (the "Administration Agreement"), a custodian agreement and a transfer agency and service agreement, pursuant to which IBT Co. will provide general fund administration services to the Funds including, fund administration, fund accounting, custody and transfer agent services.

The Company has entered into a distribution agreement with Commonfund Securities, Inc. ("Commonfund Securities"), an indirect wholly owned subsidiary of Commonfund and an affiliate of COMANCO, to serve as principal distributor for shares of each Fund. COMANCO has agreed to pay Commonfund Securities for services rendered to the Company and thus the Funds are not charged for these services.

The Company will pay each Director, other than Directors that are officers of COMANCO, an annual fee of $8,000 plus reimbursement of out-of-pocket expenses.

4.   PRINCIPAL SHAREHOLDERS

The following table shows certain concentrations of principal shareholders of each Fund as of October 31, 2001. Investment activities of these shareholders could have a material effect on the Fund.


                                          SHAREHOLDERS
                                      HOLDING IN EXCESS OF           TOTAL % OF              TOTAL %
                                          10% OF FUND'S               PRINCIPAL           OWNERSHIP BY
FUND                                   OUTSTANDING SHARES           SHAREHOLDERS           COMMONFUND
CIF Core Equity Fund                          1                          76.6%                76.6%
CIF Small Cap Growth Fund                     1                          98.8%                98.8%
CIF Small Cap Value Fund                      1                          98.6%                98.6%
CIF International Equity Fund                 1                          89.8%                89.8%
CIF Core Plus Bond Fund                       2                          90.6%                65.8%
CIF Inflation-Indexed Bond Fund               2                          66.0%                55.8%
CIF Low Duration Bond Fund                    1                          96.5%                96.5%
CIF Short Duration Fund                       5                          81.3%                 0.6%

5.   EXPENSE LIMITATIONS AND UNDERTAKINGS

COMANCO has contractually agreed that it will waive its fee or reimburse the Funds for expenses so long as it serves as investment manager of a Fund to the extent necessary to maintain each individual Fund's total operating expenses from exceeding a certain percentage of average daily net assets per year stated in the following table. This agreement may be amended only with the approval of the Board of Directors of the Company.


                                          MAXIMUM OPERATING
                                         EXPENSES AS A % OF
FUND                                  AVERAGE DAILY NET ASSETS
CIF Core Equity Fund                               0.55%
CIF Small Cap Growth Fund                          1.00%
CIF Small Cap Value Fund                           1.00%
CIF International Equity Fund                      0.80%
CIF Core Plus Bond Fund                            0.45%
CIF Inflation-Indexed Bond Fund                    0.25%
CIF Low Duration Bond Fund                         0.40%
CIF Short Duration Fund                            0.25%

6.   INVESTMENT TRANSACTIONS

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the period ended October 31, 2001 were as follows :

LONG-TERM PURCHASES

FUND                                U.S. GOVERNMENT        NON-GOVERNMENT               TOTAL
CIF Core Equity Fund                $          --            $63,886,840           $  63,886,840
CIF Small Cap Growth Fund                      --             52,780,074              52,780,074
CIF Small Cap Value Fund                       --             66,819,870              66,819,870
CIF International Equity Fund                  --             36,384,606              36,384,606
CIF Core Plus Bond Fund               297,953,234             69,098,687             367,051,921
CIF Inflation-Indexed Bond Fund       360,140,751                     --             360,140,751
CIF Low Duration Bond Fund             47,410,490             11,222,127              58,632,617
CIF Short Duration Fund                62,167,094             19,274,907              81,442,001

LONG-TERM SALES

FUND                                U.S. GOVERNMENT        NON-GOVERNMENT               TOTAL
CIF Core Equity Fund                $          --            $39,796,963            $ 39,796,963
CIF Small Cap Growth Fund                      --             48,466,327              48,466,327
CIF Small Cap Value Fund                       --             67,935,405              67,935,405
CIF International Equity Fund                  --             31,315,440              31,315,440
CIF Core Plus Bond Fund               298,655,241             31,653,602             330,308,843
CIF Inflation-Indexed Bond Fund       306,942,529                     --             306,942,529
CIF Low Duration Bond Fund             38,133,658             20,052,107              58,185,765
CIF Short Duration Fund                53,686,253              7,329,309              61,015,562

At October 31, 2001, the cost of securities for Federal income tax purposes and the unrealized appreciation (depreciation) of investments for Federal income tax purposes for each Fund was as follows:

                                      FEDERAL            GROSS              GROSS         NET UNREALIZED
                                      INCOME          UNREALIZED         UNREALIZED        APPRECIATION/
FUND                                 TAX COST        APPRECIATION      (DEPRECIATION)     (DEPRECIATION)
CIF Core Equity Fund                $116,595,396      $3,641,912      $(17,274,487)       $(13,632,575)
CIF Small Cap Growth Fund             54,873,129       3,925,016        (7,243,095)         (3,318,079)
CIF Small Cap Value Fund              58,908,034       2,753,190        (6,525,294)         (3,772,104)
CIF International Equity Fund         96,589,359       1,390,037       (18,800,742)        (17,410,705)
CIF Core Plus Bond Fund              166,219,557       5,635,896          (514,300)          5,121,596
CIF Inflation-Indexed Bond Fund      262,101,482       7,717,036                --           7,717,036
CIF Low Duration Bond Fund            99,170,689       1,987,374           (66,292)          1,921,082
CIF Short Duration Fund               60,872,533         310,817           (48,581)            262,236

7.   WRITTEN OPTIONS

The following table summarizes the written option transactions for CIF Core Plus Bond Fund for the period ended October 31, 2001:


CIF CORE PLUS BOND FUND


                                             PUTS                              CALLS

                                 CONTRACTS          PREMIUMS        CONTRACTS         PREMIUMS
Outstanding, beginning of
period                               15            $  11,269           216             $100,092
Options written                     635              450,027           990              501,478
Options expired                     194               94,459           314              103,978
Options closed                      284              254,380           705              362,980
                                 --------------------------------------------------------------
Outstanding, end of period          172             $112,457           187             $134,612
                                 ==============================================================

8.   PROXY RESULTS

The majority shareholder of the CIF Core Plus Bond Fund, by written consent on June 12, 2001, approved the following: an investment sub-advisory agreement between the Company, COMANCO, Western Asset Management Company Limited, and its affiliate, Western Asset Management Company, and an investment sub-advisory agreement between the Company, COMANCO and BlackRock FinancialManagement.

The majority shareholder of the CIF International Equity Fund, by written consent on June 12, 2001, approved an investment sub-advisory agreement between the Company, COMANCO and Capital Guardian Trust Company.

                         COMMONFUND INSTITUTIONAL FUNDS
                               INVESTMENT MANAGERS

COMMONFUND INSTITUTIONAL FUNDS

CIF CORE EQUITY FUND
Advanced Investment Technology, Inc., Clearwater, FL
Iridian Asset Management LLC, Westport, CT
John A. Levin & Co., Inc., New York, NY
Marsico Capital Management LLC, Denver, CO
State Street Global Advisors, Inc., Boston, MA

CIF SMALL CAP GROWTH FUND
Artisan Partners, L.P., Milwaukee, WI
CapitalWorks Investment Partners, San Diego, CA
Constitution Research & Management, LLC, Boston, MA
GlobeFlex Capital, L.P., San Diego, CA
Veredus Asset Management, LLC, Louisville, KY

CIF SMALL CAP VALUE FUND
High Rock Capital LLC, Boston, MA
Martingale Asset Management, L.P., Boston, MA
NorthPointe Capital LLC, Troy, MI
Shapiro Capital Management, Atlanta, GA
Skyline Asset Management, L.P., Chicago, IL

CIF INTERNATIONAL EQUITY FUND
Capital Guardian Trust Company, Los Angeles, CA
Grantham, Mayo, Van Otterloo & Company, Boston, MA
TT International Advisors, Inc., London, England

CIF CORE PLUS BOND FUND
Western Asset Management Company, Pasadena, CA
BlackRock Financial Management, New York, NY

CIF INFLATION-INDEXED BOND FUND
Western Asset Management Company, Pasadena, CA

CIF LOW DURATION BOND FUND
Metropolitan West Asset Management Company, Los Angeles, CA
Seix Investment Advisors, Woodcliff Lake, NJ

CIF SHORT DURATION FUND
Wellington Management Company, LLP, Boston, MA
Western Asset Management Company, Pasadena, CA

CUSTODIAN
INVESTORS BANK & TRUST COMPANY, BOSTON, MA

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Commonfund                                                   Tel 888-TCF-MAIN
15 Old Danbury Road                                          Tel 203-563-5000
P.O. Box 812                                                 www.commonfund.org
Wilton, CT 06897-0812



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